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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05547

Laudus Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio 43219-8006

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(614) 470-8000

Date of fiscal year end:	March 31, 2005

Date of reporting period:	December 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Laudus Trust

Laudus Rosenberg U.S. Large Capitalization Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 100.0%
	Agriculture, Food & Beverage — 3.0%
5,700	Archer-Daniels-Midland Co.	$127,167
25,287	PepsiCo, Inc.	1,319,981

		1,447,148

	Autos — 0.6%
2,900	Autoliv, Inc.	140,070
2,050	PACCAR, Inc.	164,984

		305,054

	Banks & Credit Institutions — 12.9%
1,400	Alliance Data Systems Corp. *	66,472
35,000	Bank of America Corp.	1,644,650
1,600	Bank of Hawaii Corp.	81,184
1,800	Colonial BancGroup, Inc.	38,214
2,800	Comerica, Inc.	170,856
3,000	Doral Financial Corp.	147,750
34,700	General Electric Co.	1,266,550
2,900	Independence Community Bank Corp.	123,482
14,200	National City Corp.	533,210
8,900	PNC Financial Services Group	511,216
2,188	South Financial Group, Inc.	71,176
6,600	SunTrust Banks, Inc.	487,608
1,800	UnionBanCal Corp.	116,064
15,300	Wachovia Corp.	804,780
2,700	Wells Fargo & Co.	167,805

		6,231,017

	Basic Minerals & Metals — 1.5%
400	Harsco Corp.	22,296
4,800	Nucor Corp.	251,232
3,100	Phelps Dodge Corp.	306,652
3,300	United States Steel Corp.	169,125

		749,305

	Beer, Liquor & Tobacco — 2.0%
11,900	Altria Group, Inc.	727,090
5,400	UST, Inc.	259,794

		986,884

	Biotechnology — 0.2%
1,600	Invitrogen Corp. *	107,408

	Cellular & Wireless — 0.9%
5,700	Nextel Partners, Inc., Class A *	111,378
2,000	NII Holdings, Inc. *	94,900
1,900	Telephone & Data Systems, Inc.	146,205
2,700	Western Wireless Corp., Class A *	79,110

		431,593

	Chemicals & Rubber — 1.5%
2,200	Cabot Corp.	85,096
3,400	Dow Chemical Co.	168,334
2,500	Methanex Corp.	45,650
2,800	PPG Industries, Inc.	190,848
3,300	RPM International, Inc.	64,878
4,000	Sherwin-Williams Co.	178,520

		733,326

	Commercial Aircraft & Components — 0.7%
2,000	Boeing Co.	103,540
600	Honeywell International, Inc.	21,246
5,300	Rockwell Collins, Inc.	209,032

		333,818

	Communications Utilities — 0.6%
7,600	Verizon Communications, Inc.	307,876

	Construction & Homebuilding — 1.5%
1,900	D.R. Horton, Inc.	76,589
1,100	Hovnanian Enterprises, Inc., Class A *	54,472
1,200	KB HOME	125,280
900	M.D.C. Holdings, Inc.	77,796
3,100	Pulte Homes, Inc.	197,780
1,600	Ryland Group, Inc.	92,064
1,700	Toll Brothers, Inc. *	116,637

		740,618

	Construction Materials — 0.3%
2,900	Vulcan Materials Co.	158,369

	Consumer Durables — 1.6%
2,900	Brunswick Corp.	143,550
4,100	Harley-Davidson, Inc.	249,075
2,000	Harman International Industries, Inc.	254,000
1,600	Polaris Industries, Inc.	108,832

		755,457

	Drugs & Pharmaceuticals — 3.3%
1,400	Dade Behring Holdings, Inc. *	78,400
800	Merck & Co., Inc.	25,712
55,500	Pfizer, Inc.	1,492,395

		1,596,507

	Electric Utilities — 2.4%
3,100	Alliant Energy Corp.	88,660
5,500	Constellation Energy Group	240,405
400	Entergy Corp.	27,036
2,500	Pinnacle West Capital Corp.	111,025
7,300	TXU Corp.	471,288
2,800	Westar Energy, Inc.	64,036
9,800	Xcel Energy, Inc.	178,360

		1,180,810

	Financial Investments — 0.2%
2,800	American Capital Strategies Ltd.	93,380

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Fund

Shares		Value

	Common Stock continued
	Forest Products & Paper — 0.4%
300	Bemis Co., Inc.	$8,727
3,400	Georgia-Pacific Corp.	127,432
1,300	Louisiana-Pacific Corp.	34,762
400	Temple-Inland, Inc.	27,360

		198,281

	Furniture & Household Items — 0.7%
3,900	Fortune Brands, Inc.	301,002
1,400	Gillette Co.	62,692

		363,694

	Gas & Other Public Utilities — 0.7%
8,700	NiSource, Inc.	198,186
2,700	Questar Corp.	137,592

		335,778

	Government Aircraft & Defense — 1.1%
900	General Dynamics Corp.	94,140
11,300	Raytheon Co.	438,779
300	Textron, Inc.	22,140

		555,059

	Health Care & Hospital — 4.8%
4,700	Aetna, Inc.	586,325
5,300	Humana, Inc. *	157,357
3,000	PacifiCare Health Systems, Inc. *	169,560
400	Triad Hospitals, Inc. *	14,884
13,400	UnitedHealth Group, Inc.	1,179,602
1,800	WellPoint, Inc. *	207,000

		2,314,728

	Information & Services — 2.4%
2,000	Dun & Bradstreet Corp. *	119,300
1,400	Moody’s Corp.	121,590
1,600	Pharmaceutical Product Development, Inc. *	66,064
15,800	Prudential Financial, Inc.	868,368

		1,175,322

	Instruments — 6.2%
1,900	Bausch & Lomb, Inc.	122,474
2,100	Beckman Coulter, Inc.	140,679
400	Becton, Dickinson & Co.	22,720
900	C.R. Bard, Inc.	57,582
800	Cytyc Corp. *	22,056
2,200	Edwards Lifesciences Corp. *	90,772
26,700	Johnson & Johnson	1,693,314
5,800	Johnson Controls, Inc.	367,952
4,000	PerkinElmer, Inc.	89,960
800	Respironics, Inc. *	43,488
5,300	Thermo Electron Corp. *	160,007
3,600	Waters Corp. *	168,444

		2,979,448

	Insurance — 3.8%
7,400	ACE Ltd.	316,350
1,100	American International Group, Inc.	72,237
5,000	Chubb Corp.	384,500
1,500	Everest Re Group Ltd.	134,340
4,410	Fidelity National Financial, Inc.	201,405
2,300	Hartford Financial Services Group, Inc.	159,413
1,800	HCC Insurance Holdings, Inc.	59,616
1,200	MetLife, Inc.	48,612
5,850	Old Republic International Corp.	148,005
2,700	Radian Group, Inc.	143,748
1,100	StanCorp Financial Group, Inc.	90,750
2,200	W. R. Berkley Corp.	103,774

		1,862,750

	Integrated Oil Cos. — 7.7%
26,700	ChevronTexaco Corp.	1,402,017
14,200	ConocoPhillips	1,232,986
17,900	Exxon Mobil Corp.	917,554
2,600	Occidental Petroleum Corp.	151,736

		3,704,293

	IT Hardware — 3.2%
1,600	Amphenol Corp., Class A *	58,784
10,800	Avaya, Inc. *	185,760
1,600	Avocent Corp. *	64,832
1,800	Cisco Systems, Inc. *	34,740
5,400	Crown Castle International Corp. *	89,856
2,300	Harris Corp.	142,117
3,191	Intel Corp.	74,637
7,500	Marvell Technology Group Ltd. *	266,025
1,700	Plantronics, Inc.	70,499
11,400	QUALCOMM, Inc.	483,360
1,100	Research In Motion Ltd. *	90,662
200	The DIRECTV Group, Inc. *	3,348

		1,564,620

	Land & Water Transportation — 1.6%
11,200	Burlington Northern Santa Fe Corp.	529,872
600	CNF, Inc.	30,060
2,100	Ryder Systems, Inc.	100,317
2,400	Teekay Shipping Corp.	101,064

		761,313

	Mainframe & Minicomputers — 2.8%
32,300	Dell, Inc. *	1,361,122

	Metal Products & Machinery — 2.5%
6,300	American Standard Cos., Inc. *	260,316
1,500	Ball Corp.	65,970
2,600	Black & Decker Corp.	229,658
5,300	Caterpillar, Inc.	516,803
1,300	Cummins, Inc.	108,927
200	Deere & Co.	14,880
300	Rockwell Automation, Inc.	14,865
200	Teleflex, Inc.	10,388

		1,221,807

	Miscellaneous Finance — 5.0%
2,800	A.G. Edwards, Inc.	120,988
3,200	Ambac Financial Group, Inc.	262,816
700	Chicago Mercantile Exchange	160,090
31,500	Citigroup, Inc.	1,517,670
1,200	Franklin Resources, Inc.	83,580
7,000	JPMorgan Chase & Co.	273,070
300	Raymond James Financial, Inc.	9,294

		2,427,508

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Fund

Shares		Value

	Common Stock continued
	Oil & Coal Resources — 1.2%
6,500	Chesapeake Energy Corp.	$107,250
800	Kerr-McGee Corp.	46,232
800	Noble Energy, Inc.	49,328
200	Peabody Energy Corp.	16,182
1,900	PetroKazakhstan, Inc., Class A	70,490
1,100	Ultra Petroleum Corp. *	52,943
7,200	XTO Energy, Inc.	254,736

		597,161

	Oil Distribution — 0.7%
2,300	Ashland, Inc.	134,274
2,600	Sunoco, Inc.	212,446

		346,720

	Oil Drilling & Services — 0.5%
4,200	Grant Prideco, Inc. *	84,210
2,600	National-Oilwell, Inc. *	91,754
1,700	Tidewater, Inc.	60,537
200	Varco International, Inc. *	5,830

		242,331

	Photooptical, Micros & Office Machinery — 1.1%
100	ATI Technologies, Inc. *	1,939
8,500	Eastman Kodak Co.	274,125
2,900	NCR Corp. *	200,767
2,500	Storage Technology Corp. *	79,025

		555,856

	Publishing, Broadcasting & Cinema — 3.0%
13,100	Clear Channel Communications, Inc.	438,719
37,100	Time Warner, Inc. *	721,224
8,300	Viacom, Inc., Class A	307,764

		1,467,707

	Real Estate Investment Trusts — 0.8%
500	Friedman, Billings, Ramsey Group, Inc., Class A	9,695
5,800	HRPT Properties Trust	74,414
3,700	iStar Financial, Inc.	167,462
2,000	Reckson Associates Realty Corp.	65,620
200	SL Green Realty Corp.	12,110
3,500	Trizec Properties, Inc.	66,220

		395,521

	Restaurants, Hotels & Theaters — 2.0%
16,300	McDonald’s Corp.	522,578
1,600	Station Casinos, Inc.	87,488
8,000	YUM! Brands, Inc.	377,440

		987,506

	Retail — 7.1%
1,900	American Eagle Outfitters, Inc.	89,490
1,400	CVS Corp.	63,098
5,500	eBay, Inc. *	639,540
5,900	Federated Department Stores, Inc.	340,961
33,100	Home Depot, Inc.	1,414,694
2,200	Limited Brands, Inc.	50,644
2,200	Neiman Marcus Group, Inc., Class A	157,388
9,300	Office Depot, Inc. *	161,448
4,500	SUPERVALU, Inc.	155,340
200	Target Corp.	10,386
2,200	TJX Cos., Inc.	55,286
6,700	Toys “R” Us, Inc. *	137,149
300	UGI Corp.	12,273
1,600	Urban Outfitters, Inc. *	71,040
800	Wal-Mart Stores, Inc.	42,256

		3,400,993

	Soaps & Cosmetics — 1.5%
2,900	Avon Products, Inc.	112,230
4,900	Clorox Co.	288,757
3,000	Ecolab, Inc.	105,390
3,400	Estee Lauder Cos., Inc., Class A	155,618
1,000	Procter & Gamble Co.	55,080

		717,075

	Software — 3.7%
2,400	Acxiom Corp.	63,120
7,400	Autodesk, Inc.	280,830
3,800	Cognizant Technology Solutions Corp., Class A *	160,854
5,600	Computer Sciences Corp. *	315,672
2,300	First American Corp.	80,822
1,200	International Business Machines Corp.	118,296
1,600	McAfee, Inc. *	46,288
19,000	Microsoft Corp.	507,490
7,200	VeriSign, Inc. *	241,344

		1,814,716

	Textiles & Apparel — 1.6%
5,810	Coach, Inc. *	327,684
3,500	Liz Claiborne, Inc.	147,735
3,100	NIKE, Inc., Class B	281,139
100	Polo Ralph Lauren Corp.	4,260

		760,818

	Wholesale — 0.7%
3,600	Arrow Electronics, Inc. *	87,480
2,200	Hughes Supply, Inc.	71,170
200	Ingram Micro, Inc., Class A *	4,160
2,600	W.W. Grainger, Inc.	173,212

		336,022

	Total Investments (Cost $41,072,318) (a) — 100.0%	$48,606,719

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing securities.

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$8,249,755
Unrealized depreciation	(715,354)

Net unrealized appreciation	$7,534,401

Laudus Trust

Laudus Rosenberg U.S. Large Capitalization Growth Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 99.1%
	Agriculture, Food & Beverage — 3.1%
1,700	Coca-Cola Co.	$70,771
500	Pepsi Bottling Group, Inc.	13,520
300	PepsiAmericas, Inc.	6,372
2,300	PepsiCo, Inc.	120,060
200	Tyson Foods, Inc., Class A	3,680

		214,403

	Airlines — 0.7%
500	FedEx Corp.	49,245

	Autos — 0.2%
200	Oshkosh Truck Corp.	13,676

	Banks & Credit Institutions — 6.7%
300	Alliance Data Systems Corp. *	14,244
1,000	American Express Co.	56,370
400	Bank of America Corp.	18,796
400	Bank of New York Co., Inc.	13,368
500	Capital One Financial Corp.	42,105
400	Doral Financial Corp.	19,700
1,500	Fannie Mae	106,815
400	Fifth Third Bancorp	18,912
200	First Marblehead Corp. *	11,250
300	Freddie Mac	22,110
300	Fremont General Corp.	7,554
1,100	General Electric Co.	40,150
800	MBNA Corp.	22,552
400	SLM Corp.	21,356
500	U.S. Bancorp	15,660
306	W Holding Co., Inc.	7,020
300	Wells Fargo & Co.	18,645
200	Westcorp	9,186

		465,793

	Basic Minerals & Metals — 1.2%
500	Alcoa, Inc.	15,710
400	Nucor Corp.	20,936
300	Phelps Dodge Corp.	29,676
200	Southern Peru Copper Corp.	9,442
300	Worthington Industries, Inc.	5,874

		81,638

	Beer, Liquor & Tobacco — 1.0%
600	Altria Group, Inc.	36,660
700	Anheuser-Busch Cos., Inc.	35,511

		72,171

	Biotechnology — 1.8%
1,200	Amgen, Inc. *	76,980
400	Genentech, Inc. *	21,776
400	Gilead Sciences, Inc. *	13,996
200	Invitrogen Corp. *	13,426

		126,178

	Cellular & Wireless — 1.2%
900	Nextel Communications, Inc., Class A *	27,000
600	Nextel Partners, Inc., Class A *	11,724
300	NII Holdings, Inc. *	14,235
200	Telephone & Data Systems, Inc.	15,390
400	Western Wireless Corp., Class A *	11,720

		80,069

	Chemicals & Rubber — 0.3%
300	Dow Chemical Co.	14,853
200	Sherwin-Williams Co.	8,926

		23,779

	Commercial Aircraft & Components — 1.3%
1,300	Boeing Co.	67,301
500	Rockwell Collins, Inc.	19,720

		87,021

	Communications Utilities — 1.0%
1,900	Yahoo!, Inc. *	71,592

	Construction & Homebuilding — 2.4%
300	Centex Corp.	17,874
400	D.R. Horton, Inc.	16,124
400	Halliburton Co.	15,696
200	Hovnanian Enterprises, Inc., Class A *	9,904
200	KB HOME	20,880
200	M.D.C. Holdings, Inc.	17,288
500	Pulte Homes, Inc.	31,900
400	Ryland Group, Inc.	23,016
200	Toll Brothers, Inc. *	13,722

		166,404

	Construction Materials — 0.4%
8	Eagle Materials, Inc.	691
29	Eagle Materials, Inc., Class B	2,445
200	Florida Rock Industries, Inc.	11,906
200	Vulcan Materials Co.	10,922

		25,964

	Consumer Durables — 1.9%
400	Brunswick Corp.	19,800
800	Harley-Davidson, Inc.	48,600
300	Harman International Industries, Inc.	38,100
400	Polaris Industries, Inc.	27,208

		133,708

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Growth Fund

Shares		Value

	Common Stock continued
	Drugs & Pharmaceuticals — 7.6%
1,400	Abbott Laboratories	$65,310
300	Biogen Idec, Inc. *	19,983
600	Bristol-Myers Squibb Co.	15,372
300	Dade Behring Holdings, Inc. *	16,800
900	Eli Lilly & Co.	51,075
300	Forest Laboratories, Inc. *	13,458
800	Merck & Co., Inc.	25,712
9,700	Pfizer, Inc.	260,833
1,300	Schering-Plough Corp.	27,144
700	Wyeth	29,813

		525,500

	Electric Utilities — 0.7%
700	Constellation Energy Group, Inc.	30,597
600	PG&E Corp. *	19,968

		50,565

	Financial Investments — 0.1%
300	American Capital Strategies Ltd.	10,005

	Forest Products & Paper — 1.4%
700	3M Co.	57,449
200	Kimberly-Clark Corp.	13,162
900	Louisiana-Pacific Corp.	24,066
6	Neenah Paper, Inc. *	196

		94,873

	Furniture & Household Items — 1.0%
200	Ethan Allen Interiors, Inc.	8,004
1,000	Gillette Co.	44,780
200	Kinetic Concepts, Inc. *	15,260

		68,044

	Gas & Other Public Utilities — 0.2%
200	NiSource, Inc.	4,556
400	Waste Management, Inc.	11,976

		16,532

	Health Care & Hospital — 4.2%
300	Aetna, Inc.	37,425
300	Coventry Health Care, Inc. *	15,924
900	Humana, Inc. *	26,721
200	Manor Care, Inc.	7,086
300	PacifiCare Health Systems, Inc. *	16,956
300	Quest Diagnostics, Inc.	28,665
200	Triad Hospitals, Inc. *	7,442
1,290	UnitedHealth Group, Inc.	113,559
300	WellPoint, Inc. *	34,500

		288,278

	Information & Services — 1.9%
300	Covance, Inc. *	11,625
300	Dun & Bradstreet Corp. *	17,895
300	Laureate Education, Inc. *	13,227
400	Moody’s Corp.	34,740
300	Pharmaceutical Product Development, Inc. *	12,387
300	Prudential Financial, Inc.	16,488
200	Regis Corp.	9,230
300	The Brink’s Co.	11,856
200	West Corp. *	6,622

		134,070

	Instruments — 8.4%
300	Bausch & Lomb, Inc.	19,338
500	Baxter International, Inc.	17,270
300	Beckman Coulter, Inc.	20,097
300	Becton, Dickinson & Co.	17,040
600	Boston Scientific Corp. *	21,330
300	C.R. Bard, Inc.	19,194
500	Cytyc Corp. *	13,785
300	Edwards Lifesciences Corp. *	12,378
300	Guidant Corp.	21,630
4,100	Johnson & Johnson	260,021
300	Johnson Controls, Inc.	19,032
1,100	Medtronic, Inc.	54,637
300	Respironics, Inc. *	16,308
400	St. Jude Medical, Inc. *	16,772
300	Stryker Corp.	14,475
400	Thermo Electron Corp. *	12,076
400	Waters Corp. *	18,716
200	Zimmer Holdings, Inc. *	16,024

		590,123

	Insurance — 3.2%
600	ACE Ltd.	25,650
400	AFLAC, Inc.	15,936
1,400	American International Group, Inc.	91,938
1,300	Aon Corp.	31,018
300	Fidelity National Financial, Inc.	13,701
200	HCC Insurance Holdings, Inc.	6,624
300	Radian Group, Inc.	15,972
200	W. R. Berkley Corp.	9,434
200	WellChoice, Inc. *	10,680

		220,953

	Integrated Oil Cos. — 0.4%
300	ConocoPhillips	26,049

	IT Hardware — 8.1%
300	Analog Devices, Inc.	11,076
1,400	Applied Materials, Inc. *	23,940
1,000	Avaya, Inc. *	17,200
6,300	Cisco Systems, Inc. *	121,590
1,000	Corning, Inc. *	11,770
600	Crown Castle International Corp. *	9,984
220	Freescale Semiconductor, Inc. *	4,039
300	Harris Corp.	18,537
6,100	Intel Corp.	142,679
500	Juniper Networks, Inc. *	13,595
300	Maxim Integrated Products, Inc.	12,717
2,000	Motorola, Inc.	34,400

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Growth Fund

Shares		Value

	Common Stock, IT Hardware continued
2,400	QUALCOMM, Inc.	$101,760
1,500	Texas Instruments, Inc.	36,930

		560,217

	Land & Water Transportation — 1.2%
200	CNF, Inc.	10,020
300	J.B. Hunt Transport Services, Inc.	13,455
300	Ryder Systems, Inc.	14,331
500	United Parcel Service, Inc., Class B	42,730

		80,536

	Mainframe & Minicomputers — 2.7%
600	Apple Computer, Inc. *	38,640
3,500	Dell, Inc. *	147,490

		186,130

	Metal Products & Machinery — 2.9%
900	American Standard Cos., Inc. *	37,188
300	Ball Corp.	13,194
300	Black & Decker Corp.	26,499
300	Caterpillar, Inc.	29,253
200	Deere & Co.	14,880
300	Energizer Holdings, Inc. *	14,907
200	Illinois Tool Works, Inc.	18,536
200	Timken Co.	5,204
600	Tyco International Ltd.	21,444
200	United Technologies Corp.	20,670

		201,775

	Miscellaneous Finance — 1.8%
200	A.G. Edwards, Inc.	8,642
200	Ambac Financial Group, Inc.	16,426
200	Chicago Mercantile Exchange	45,740
1,300	JPMorgan Chase & Co.	50,713

		121,521

	Oil & Coal Resources — 1.7%
400	Anadarko Petroleum Corp.	25,924
200	Apache Corp.	10,114
300	Burlington Resources, Inc.	13,050
800	Chesapeake Energy Corp.	13,200
200	CONSOL Energy, Inc.	8,210
300	Newfield Exploration Co. *	17,715
200	Pioneer Natural Resources Co.	7,020
700	XTO Energy, Inc.	24,766

		119,999

	Oil Drilling & Services — 0.8%
300	Baker Hughes, Inc.	12,801
600	Grant Prideco, Inc. *	12,030
300	National-Oilwell, Inc. *	10,587
200	Smith International, Inc. *	10,882
300	Tidewater, Inc.	10,683

		56,983

	Photooptical, Micros & Office Machinery — 1.0%
1,682	EMC Corp. *	25,011
500	NCR Corp. *	34,615
200	Storage Technology Corp. *	6,322

		65,948

	Publishing, Broadcasting & Cinema — 1.3%
400	American Greetings Corp., Class A	10,140
1,000	Liberty Media Corp., Class A *	10,980
200	McGraw-Hill Cos., Inc.	18,308
600	The Walt Disney Co.	16,680
1,100	Time Warner, Inc. *	21,384
300	Viacom, Inc., Class B	10,917

		88,409

	Real Estate Investment Trusts — 0.1%
200	Friedman, Billings, Ramsey Group, Inc., Class A	3,878

	Restaurants, Hotels & Theaters — 1.9%
300	CBRL Group, Inc.	12,555
400	Darden Restaurants, Inc.	11,096
800	McDonald’s Corp.	25,648
400	Starbucks Corp. *	24,944
300	Station Casinos, Inc.	16,404
800	YUM! Brands, Inc.	37,744

		128,391

	Retail — 10.1%
300	American Eagle Outfitters, Inc.	14,130
300	Best Buy Co., Inc.	17,826
200	Borders Group, Inc.	5,080
200	Claire’s Stores, Inc.	4,250
300	CVS Corp.	13,521
900	eBay, Inc. *	104,652
200	Fastenal Co.	12,312
200	Foot Locker, Inc.	5,386
300	Gap, Inc.	6,336
3,000	Home Depot, Inc.	128,219
300	Kohl’s Corp. *	14,751
400	Limited Brands, Inc.	9,208
700	Lowe’s Cos., Inc.	40,313
300	Nordstrom, Inc.	14,019
1,300	Office Depot, Inc. *	22,568
100	RadioShack Corp.	3,288
500	Staples, Inc.	16,855
400	SUPERVALU, Inc.	13,808
1,000	Target Corp.	51,930
1,300	TJX Cos., Inc.	32,669
300	Urban Outfitters, Inc. *	13,320
2,400	Wal-Mart Stores, Inc.	126,768
900	Walgreen Co.	34,533

		705,742

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large Capitalization Growth Fund

Shares or Principal		Value

	Common Stock continued
	Soaps & Cosmetics — 3.0%
400	Avon Products, Inc.	$15,480
300	Clorox Co.	17,679
400	Colgate-Palmolive Co.	20,464
500	Estee Lauder Cos., Inc., Class A	22,885
2,400	Procter & Gamble Co.	132,192

		208,700

	Software — 7.9%
700	Adobe Systems, Inc.	43,918
800	Autodesk, Inc.	30,360
500	Automatic Data Processing, Inc.	22,175
335	Cognizant Technology Solutions Corp., Class A *	14,181
400	Computer Associates International, Inc.	12,424
300	Electronic Arts, Inc. *	18,504
800	First Data Corp.	34,032
1,000	International Business Machines Corp.	98,580
500	McAfee, Inc. *	14,465
7,200	Microsoft Corp.	192,312
2,900	Oracle Corp. *	39,788
500	Symantec Corp. *	12,880
500	VeriSign, Inc.	16,760

		550,379

	Textiles & Apparel — 1.3%
500	Coach, Inc. *	28,200
400	NIKE, Inc., Class B	36,276
200	Polo Ralph Lauren Corp.	8,520
100	Reebok International Ltd.	4,400
200	Timberland Co., Class A *	12,534

		89,930

	Wholesale — 1.0%
200	Arrow Electronics, Inc. *	4,860
400	Cardinal Health, Inc.	23,260
400	Hughes Supply, Inc.	12,940
300	MSC Industrial Direct Co., Inc. Class A	10,794
500	Sysco Corp.	19,085

		70,939

	Total Common Stock (Cost $6,125,051)	6,876,110

	Repurchase Agreement — 0.8%
$53,041	Bear Stearns dated 12/31/04, due 1/3/05 at 1.50% with a maturity value of $53,048 (Fully collateralized by a U.S. Treasury Note)	53,041

	Total Repurchase Agreement (Cost $53,041)	53,041

	Total Investments (Cost $6,178,092) (a) — 99.9%	$6,929,151

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$947,629
Unrealized depreciation	(196,570)

Net unrealized appreciation	$751,059

Laudus Trust

Laudus Rosenberg U.S. Discovery Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 99.2%
	Agriculture, Food & Beverage — 1.4%
2,422	Alico, Inc. *	$141,735
3,221	Andersons, Inc.	82,136
13,166	Cal-Maine Foods, Inc.	159,177
15,900	Chiquita Brands International, Inc.	350,754
3,400	Diedrich Coffee, Inc. *	20,087
450	Flowers Foods, Inc.	14,211
900	Glacier Water Services, Inc. *	24,291
133	J & J Snack Foods Corp.	6,521
11,300	Lance, Inc.	215,039
7,200	National Beverage Corp.	59,904
1,500	Omega Protein Corp. *	12,900
809	Penford Corp.	12,726
58,200	PepsiAmericas, Inc.	1,236,168
15,900	Ralcorp Holdings, Inc.	666,687
250	Seaboard Corp.	249,500
1,000	Seneca Foods Corp., Class B *	18,251
100	Zapata Corp. *	5,990

		3,276,077

	Airlines — 0.5%
400	Air Methods Corp. *	3,440
3,800	AirNet Systems, Inc. *	13,262
25,900	Alaska Air Group, Inc. *	867,391
14,338	MAIR Holdings, Inc. *	131,910
3,800	Offshore Logistics, Inc. *	123,386

		1,139,389

	Autos — 1.0%
12,000	Autoliv, Inc.	579,600
4,500	Dura Automotive Systems, Inc., Class A *	48,735
2,800	Modine Manufacturing Co.	94,556
16,100	Oshkosh Truck Corp.	1,100,918
2,000	R&B, Inc. *	49,980
5,600	Sypris Solutions, Inc.	85,736
18,100	TRW Automotive Holdings Corp. *	374,670

		2,334,195

	Banks & Credit Institutions — 9.1%
13,094	Accredited Home Lenders Holding Co. *	650,510
10,600	Advanta Corp., Class A	239,772
40,100	Alliance Data Systems Corp. *	1,903,947
7,506	AmeriServ Financial, Inc. *	38,956
1,200	Anchor BanCorp Wisconsin, Inc.	34,980
1,400	Auburn National Bancorporation, Inc.	29,855
9,200	Banco Latinoamericano de Exportaciones, SA	183,448
1,600	Bank of Hawaii Corp.	81,184
5,200	BankUnited Financial Corp., Class A *	166,140
4,400	Banner Corp.	137,236
1,060	Berkshire Bancorp, Inc.	21,730
3,600	Berkshire Hills Bancorp, Inc.	133,740
6,300	Beverly Hills Bancorp, Inc.	63,630
1,700	BNCCORP, Inc. *	28,220
300	Britton & Koontz Capital Corp.	5,499
2,800	Capital Crossing Bank *	85,932
8,000	Capitol Bancorp Ltd.	281,760
400	Carver Bancorp, Inc.	8,000
450	CCF Holding Co.	8,933
15	Central Virginia Bankshares, Inc.	430
1,600	Centrue Financial Corp.	45,136
100	Citizens First Bancorp, Inc.	2,418
500	Classic Bancshares, Inc.	22,320
12,000	Colonial BancGroup, Inc.	254,760
33,500	Commercial Federal Corp.	995,284
220	Community Bank Shares of Indiana, Inc.	4,708
100	Community Bankshares, Inc.	1,830
800	Community Financial Corp.	17,580
2,800	Community West Bancshares	37,380
1,732	Consumer Portfolio Services, Inc. *	8,435
5	Cooperative Bankshares, Inc.	137
800	Cornerstone Bancorp, Inc.	27,492
400	Corus Bankshares, Inc.	19,204
1,800	Cowlitz Bancorp *	20,052
42,200	Doral Financial Corp.	2,078,349
2,300	EFC Bancorp, Inc.	59,777
440	Elmira Savings Bank, FSB	13,640
100	Financial Institutions, Inc.	2,325
800	First Bancorp of Indiana, Inc.	15,760
700	First Bancshares, Inc.	14,350
1,000	First BancTrust Corp.	11,850
4,634	First Charter Corp.	121,272
2,500	First Citizens BancShares, Inc., Class A	370,625
1,200	First Defiance Financial Corp.	34,164
1,800	First Federal Bancshares of Arkansas, Inc.	39,942
2,500	First Federal Bankshares, Inc.	56,925
600	First Franklin Corp.	11,819
300	First Keystone Financial, Inc.	7,080
3,000	First M&F Corp.	101,550
17,100	First Marblehead Corp. *	961,874
300	First Mariner Bancorp *	5,268
1,000	First Midwest Financial, Inc.	23,200

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
7,235	First Place Financial Corp.	$161,992
1,000	First West Virginia Bancorp, Inc.	24,000
100	FirstFed Bancorp, Inc.	753
500	FirstFed Financial Corp. *	25,935
100	Flag Financial Corp.	1,513
30,600	Flagstar Bancorp, Inc.	691,560
700	FMS Financial Corp.	14,788
400	Glen Burnie Bancorp	9,680
600	GS Financial Corp.	10,800
1,800	Guaranty Federal Bancshares, Inc.	43,301
100	Habersham Bancorp	2,170
300	Harleysville Savings Financial Corp.	9,030
2,150	HF Financial Corp.	39,238
17,600	Hibernia Corp., Class A	519,376
1,300	HMN Financial, Inc.	42,309
2,100	Horizon Bancorp	56,070
56,115	Independence Community Bank Corp.	2,389,376
1,600	Intervest Bancshares Corp. *	31,582
12,700	Irwin Financial Corp.	360,553
3,647	ITLA Capital Corp. *	214,407
200	Long Island Financial Corp.	7,800
1,613	LSB Corp.	29,873
315	LSB Financial Corp.	8,267
3,169	MAF Bancorp, Inc.	142,035
3,600	Matrix Bancorp, Inc. *	45,036
4,800	Medallion Financial Corp.	46,560
1,800	MidWestOne Financial Group, Inc.	37,728
1,800	National Mercantile Bancorp *	23,722
9,800	New Century Financial Corp.	626,318
500	New Hampshire Thrift Bancshares, Inc.	16,663
600	Northeast Indiana Bancorp, Inc.	12,330
800	Northeast Pennsylvania Financial Corp.	18,096
900	Northrim BanCorp, Inc.	21,150
800	Northway Financial, Inc.	26,960
26,100	Ocwen Financial Corp. *	249,516
1,400	Onyx Acceptance Corp.	39,144
3,000	Pacific Mercantile Bancorp *	52,440
500	Park Bancorp, Inc.	15,351
653	Parkvale Financial Corp.	18,800
400	Peoples Bancorp of North Carolina	7,708
400	Peoples BancTrust Co., Inc.	6,658
3,640	PFF Bancorp, Inc.	168,641
1,000	Pinnacle Bancshares, Inc.	15,595
2,000	Pocahontas Bancorp, Inc.	31,118
2,100	Princeton National Bancorp, Inc.	60,795
1,000	Provident Bancorp, Inc.	13,190
31,400	Provident Bankshares Corp.	1,142,017
2,300	PSB Bancorp, Inc.	32,361
6,600	R & G Financial Corp., Class B	256,608
10,670	Republic Bancorp, Inc.	163,038
200	Republic Bancorp, Inc., Class A	5,140
3,290	Republic First Bancorp, Inc. *	50,337
600	River Valley Bancorp	13,500
100	Simmons First National Corp., Class A	2,895
49,000	South Financial Group, Inc.	1,593,969
5,421	Sterling Bancshares, Inc.	77,358
973	Sterling Financial Corp. *	38,200
1,150	Team Financial, Inc.	14,640
1,100	Teche Holding Co.	42,075
1,900	Timberland Bancorp, Inc.	43,415
5,585	UMB Financial Corp.	316,446
300	Union Community Bancorp	5,664
200	United Bancshares, Inc.	3,421
1,800	United Community Financial Corp.	20,160
584	United Financial Corp.	14,165
325	Unity Bancorp, Inc.	4,160
36,720	W Holding Co., Inc.	842,357
2,730	Wainwright Bank & Trust Co.	33,716
2,445	Washington Banking Co.	44,377
3,150	Washington Federal, Inc.	83,601
4,700	Washington Savings Bank, F.S.B	74,965
20,800	Westcorp	955,343
5,569	WFS Financial, Inc. *	282,794
2,502	WSFS Financial Corp.	150,921
1,800	WVS Financial Corp.	30,825
400	Yardville National Bancorp	13,704

		22,232,507

	Basic Minerals & Metals — 3.0%
18,300	Brush Engineered Materials, Inc. *	338,550
2,200	Cleveland-Cliffs, Inc.	228,492
2,300	Commercial Metals Co.	116,288
3,744	Gibraltar Industries, Inc.	88,433
1,100	Harsco Corp.	61,314
4,500	L.B. Foster Co., Class A *	43,223
20,200	Lone Star Technologies, Inc. *	675,892
31,900	Maverick Tube Corp. *	966,570
3,200	Northwest Pipe Co. *	79,840
19,300	NS Group, Inc. *	536,540
17,000	Nucor Corp.	889,780
5,552	Olympic Steel, Inc. *	147,184
28,200	Oregon Steel Mills, Inc. *	572,178
1,100	Quanex Corp.	75,427
8,100	Reliance Steel & Aluminum Co.	315,576
6,700	Roanoke Electric Steel Corp.	138,496
9,800	Ryerson Tull, Inc.	154,350
7,900	Southern Peru Copper Corp.	372,959
32,100	Steel Dynamics, Inc.	1,215,947
8,800	Steel Technologies, Inc.	242,088

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Basic Minerals & Metals continued
5,900	Webco Industries, Inc. *	$63,543
1,200	Worthington Industries, Inc.	23,496

		7,346,166

	Beer, Liquor & Tobacco — 0.2%
7,300	Adolph Coors Co., Class B	552,391
5,400	MGP Ingredients, Inc.	46,656
300	Todhunter International, Inc. *	3,954

		603,001

	Biotechnology — 0.8%
14,990	Harvard Bioscience, Inc. *	69,404
27,188	Invitrogen Corp. *	1,825,130

		1,894,534

	Cellular & Wireless — 1.9%
400	Nextel Partners, Inc., Class A *	7,816
9,600	NII Holdings, Inc. *	455,520
26,000	Telephone & Data Systems, Inc.	2,000,700
10,800	U.S. Cellular Corp. *	483,408
53,800	Western Wireless Corp., Class A *	1,576,340

		4,523,784

	Chemicals & Rubber — 1.9%
19,000	A. Schulman, Inc.	406,790
2,700	American Pacific Corp. *	22,977
14,900	Arch Chemicals, Inc.	428,822
1,300	Bairnco Corp.	14,495
6,700	Eastman Chemical Co.	386,791
3,600	FMC Corp. *	173,880
11,800	Georgia Gulf Corp.	587,640
47,000	Great Lakes Chemical Corp.	1,339,030
6,500	Hercules, Inc. *	96,525
100	Hexcel Corp. *	1,450
2,100	LESCO, Inc. *	27,069
4,200	LSB Industries, Inc. *	33,348
18,900	Lubrizol Corp.	696,654
9,000	RPM International, Inc.	176,940
200	Scotts Co., Class A *	14,704
3,700	Stepan Co.	90,132
400	Synalloy Corp. *	3,960

		4,501,207

	Commercial Aircraft & Components — 0.3%
4,100	Curtiss-Wright Corp.	235,381
200	Ducommun, Inc. *	4,170
6,100	Sequa Corp., Class A *	373,015

		612,566

	Communications Utilities — 0.7%
1,900	Atlantic Tele-Network, Inc.	61,750
16,952	Audible, Inc. *	441,600
3,000	CT Communications, Inc.	36,900
10,200	D&E Communications, Inc.	122,910
92,100	EarthLink, Inc. *	1,060,992
1,500	Hector Communications Corp.	32,775

		1,756,927

	Construction & Homebuilding — 3.0%
2,200	Beazer Homes USA, Inc.	321,662
8,200	Brookfield Homes Corp.	277,980
66,700	Champion Enterprises, Inc. *	788,394
4,700	Comfort Systems USA, Inc. *	36,096
32,600	Granite Construction, Inc.	867,160
16,500	Hovnanian Enterprises, Inc., Class A *	817,080
9,200	Insituform Technologies, Inc., Class A *	208,564
5,000	Integrated Electrical Services, Inc. *	24,200
1,700	KB HOME	177,480
19,400	M.D.C. Holdings, Inc.	1,676,936
1,400	M/ I Homes, Inc.	77,154
600	Meritage Corp. *	67,620
600	Orleans Homebuilders, Inc. *	11,910
200	Pulte Homes, Inc.	12,760
15,800	Ryland Group, Inc.	909,132
2,600	Sterling Construction Co., Inc. *	13,494
1,200	Technical Olympic USA, Inc.	30,456
5,000	Toll Brothers, Inc. *	343,050
14,500	Willbros Group, Inc. *	334,225
3,800	William Lyon Homes, Inc. *	266,912

		7,262,265

	Construction Materials — 0.7%
3,600	Ameron International Corp.	136,440
200	Compass Minerals International, Inc.	4,846
376	Devcon International Corp. *	5,811
100	Eagle Materials, Inc.	8,635
200	ElkCorp	6,844
2,550	Florida Rock Industries, Inc.	151,802
2,300	Lafarge North America, Inc.	118,036
7,500	Martin Marietta Materials, Inc.	402,450
22,000	MDU Resources Group, Inc.	586,960
3,100	Oil-Dri Corp. of America	56,451
13,900	U.S. Concrete, Inc. *	106,613
2,500	United States Lime & Minerals, Inc. *	28,375

		1,613,263

	Consumer Durables — 0.9%
1,700	Arctic Cat, Inc.	45,084
1,304	Boston Acoustics, Inc.	18,060
23,000	Brunswick Corp.	1,138,500
8,400	Coachmen Industries, Inc.	145,824
3,800	Harman International Industries, Inc.	482,600
600	Marine Products Corp.	15,666
2,400	Polaris Industries, Inc.	163,248

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Consumer Durables continued
10,061	Spartan Motors, Inc.	$120,028
6,900	Universal Electronics, Inc. *	121,440

		2,250,450

	Drugs & Pharmaceuticals — 1.5%
25,600	Alpharma, Inc., Class A	433,920
38,200	Dade Behring Holdings, Inc. *	2,139,200
5,200	E-Z-EM, Inc.	75,920
23,700	First Horizon Pharmaceutical Corp. *	542,493
3,104	Genencor International, Inc. *	50,906
400	Lifecore Biomedical, Inc. *	4,504
200	Mannatech, Inc.	3,808
7,200	Nature’s Sunshine Products, Inc.	146,592
800	Polydex Pharmaceuticals Ltd. *	4,816
3,500	Serologicals Corp. *	77,420
1,500	United-Guardian, Inc.	12,525
21,000	Weider Nutrition International, Inc. *	91,350

		3,583,454

	Electric Utilities — 3.2%
83,400	Alliant Energy Corp.	2,385,240
38,100	Duquesne Light Holdings, Inc.	718,185
45,400	El Paso Electric Co. *	859,876
3,000	Green Mountain Power Corp.	86,490
3,600	Hawaiian Electric Industries, Inc.	104,940
12,800	Northeast Utilities	241,280
11,632	Pinnacle West Capital Corp.	516,577
23,700	PNM Resources, Inc.	599,373
9,400	UIL Holdings Corp.	482,220
77,900	Westar Energy, Inc.	1,781,573

		7,775,754

	Financial Investments — 1.1%
3,375	Aaron Rents, Inc.	84,375
24,900	American Capital Strategies Ltd.	830,415
1,700	California First National Bancorp	21,531
162	Cherokee, Inc.	5,715
2,600	Choice Hotels International, Inc.	150,800
12,700	Electro Rent Corp.	180,721
4,700	ePlus, Inc. *	55,507
2,866	G-III Apparel Group Ltd. *	19,775
14,360	MCG Capital Corp.	245,987
25,310	Price Communications Corp. *	470,513
16,800	Universal Compression Holdings, Inc. *	586,488
3,600	Willis Lease Finance Corp. *	28,080

		2,679,907

	Forest Products & Paper — 1.0%
9,500	Chesapeake Corp.	258,020
2,700	CSS Industries, Inc.	85,752
1,600	DSG International Ltd. *	7,760
42,600	Louisiana-Pacific Corp.	1,139,124
3,600	Nashua Corp. *	40,896
10,200	Packaging Corp. of America	240,210
3,400	Packaging Dynamics Corp.	48,960
2,500	Rock-Tenn Co., Class A	37,900
2,900	Temple-Inland, Inc.	198,360
6,700	Universal Forest Products, Inc.	290,780
4,500	Wausau-Mosinee Paper Corp.	80,370

		2,428,132

	Furniture & Household Items — 2.0%
8,200	A.T. Cross Co., Class A *	40,590
6,400	Acuity Brands, Inc.	203,520
3,000	Aldila, Inc.	46,470
1,500	American Biltrite, Inc. *	17,100
600	American Locker Group, Inc. *	8,849
1,800	Atlantis Plastics, Inc., Class A *	32,040
100	AZZ, Inc. *	1,625
7,150	Bassett Furniture Industries, Inc.	140,319
11,900	Central Garden & Pet Co. *	496,706
500	Chase Corp.	7,950
1,100	Chromcraft Revington, Inc. *	13,530
2,000	Communications Systems, Inc.	24,020
400	Congoleum Corp., Class A *	2,212
2,600	Cybex International, Inc. *	10,634
2,600	Flexsteel Industries, Inc.	45,887
8,100	GameTech International, Inc.	39,690
200	Genlyte Group, Inc. *	17,136
19,060	Griffon Corp. *	514,620
7,200	Jacuzzi Brands, Inc. *	62,640
16,000	JAKKS Pacific, Inc. *	353,760
1,000	Johnson Outdoors, Inc., Class A *	20,100
200	Juno Lighting, Inc.	8,400
40,700	K2, Inc. *	646,316
5,100	Kimball International, Inc., Class B	75,531
18,500	Kinetic Concepts, Inc. *	1,411,551
1,400	Knape & Vogt Manufacturing Co.	18,375
7,000	Lamson & Sessions Co. *	63,700
7,400	Movado Group, Inc.	138,010
3,400	National Presto Industries, Inc.	154,700
2,100	Patrick Industries, Inc. *	21,294
4,000	Preformed Line Products Co.	115,920
92	RC2 Corp. *	2,999
4,000	Steelcase, Inc., Class A	55,360
900	Tredegar Corp.	18,189
2,783	Vermont Teddy Bear Co., Inc. *	17,867
3,200	West Pharmaceutical Services, Inc.	80,096

		4,927,706

	Gas & Other Public Utilities — 0.8%
5,514	American Ecology Corp.	66,168
13,300	Atmos Energy Corp.	363,755
9,600	California Water Service Group	361,440
709	Duratek, Inc. *	17,661
14,600	Laclede Group, Inc.	454,790
1,200	ONEOK, Inc.	34,104
5,200	Questar Corp.	264,992
400	RGC Resources, Inc.	10,356

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Gas & Other Public Utilities continued
1,200	SJW Corp.	$43,680
5,500	South Jersey Industries, Inc.	289,080
7,770	Waste Industries USA, Inc.	96,348

		2,002,374

	Government Aircraft & Defense — 0.4%
3,600	Allied Defense Group, Inc. *	80,100
7,900	Armor Holdings, Inc. *	371,457
11,000	EDO Corp.	349,250
2,300	Lowrance Electronics, Inc.	72,448
625	Orbit International Corp. *	7,044
2,600	Todd Shipyards Corp.	47,060

		927,359

	Health Care & Hospital — 3.7%
9,300	Allied Healthcare International, Inc. *	51,150
2,000	American Shared Hospital Services	11,880
200	HealthTronics, Inc. *	2,126
73,100	Humana, Inc. *	2,170,339
25,600	Kindred Healthcare, Inc. *	766,720
11,265	LCA-Vision, Inc.	263,488
8,600	MedCath Corp. *	211,904
1,300	National Dentex Corp. *	39,586
2,191	National Home Health Care Corp.	28,702
300	Option Care, Inc.	5,157
46,100	PacifiCare Health Systems, Inc. *	2,605,573
3,000	Pediatric Services of America, Inc. *	38,280
16,000	RehabCare Group, Inc. *	447,840
60,900	Triad Hospitals, Inc. *	2,266,089

		8,908,834

	Information & Services — 4.8%
900	Ablest, Inc. *	6,651
100	Almost Family, Inc. *	1,445
5,800	Ambassadors Groups, Inc.	206,538
3,243	Ambassadors International, Inc.	51,012
3,400	American Dental Partners, Inc. *	64,464
12,500	American Retirement Corp. *	147,375
4,900	Angelica Corp.	132,545
8,700	Carriage Services, Inc. *	42,978
250	Cass Information Systems, Inc.	8,738
39,812	Century Business Services, Inc. *	173,580
900	CheckFree Corp. *	34,272
9,300	Cornell Cos., Inc. *	141,174
19,371	Discovery Partners International *	92,012
1,500	Dun & Bradstreet Corp. *	89,475
3,300	Ecology & Environment, Inc.	25,773
300	Exponent, Inc. *	8,247
2,200	Forrester Research, Inc. *	39,468
4,500	Greg Manning Auctions, Inc. *	55,710
17,000	Heidrick & Struggles International, Inc. *	582,590
100	Horizon Health Corp. *	2,788
5,800	Jones Lang LaSalle, Inc. *	216,978
12,400	Kelly Services, Inc., Class A	374,232
7,400	Kendle International, Inc. *	65,120
23,800	Korn/ Ferry International *	493,850
1,500	Labor Ready, Inc. *	25,380
15,700	Laureate Education, Inc. *	692,213
7,400	Layne Christensen Co. *	134,310
7,800	Mac-Gray Corp. *	63,102
13,100	MAXIMUS, Inc. *	407,672
16,700	Metal Management, Inc.	448,729
5,700	Michael Baker Corp. *	111,720
3,700	Monro Muffler Brake, Inc. *	93,610
86,200	MPS Group, Inc. *	1,056,812
2,760	National Technical Systems, Inc. *	13,828
6,900	Navigant International, Inc. *	83,973
21,514	NCO Group, Inc. *	556,137
4,100	Nobel Learning Communities, Inc. *	30,873
3,500	Opinion Research Corp. *	23,415
14,000	PAREXEL International Corp. *	284,200
9,268	Pharmaceutical Product Development, Inc. *	382,676
7,098	RCM Technologies, Inc. *	35,710
17,811	Resources Connection, Inc. *	967,315
9,750	Schnitzer Steel Industries, Inc., Class A	330,818
1,500	Security National Financial Corp., Class A *	4,965
3,221	SOURCECORP, Inc. *	61,553
2,600	Spherion Corp. *	21,840
6,800	Steiner Leisure Ltd. *	203,184
60,207	Stewart Enterprises, Inc., Class A *	420,847
26,800	TeleTech Holdings, Inc. *	259,692
13,200	The Brink’s Co.	521,664
29,900	URS Corp. *	959,790
4,500	Vertrue, Inc. *	169,965
3,800	Volt Information Sciences, Inc. *	111,682
6,500	West Corp. *	215,215

		11,749,905

	Instruments — 4.7%
5,400	Allied Healthcare Products, Inc. *	35,370
700	American Science & Engineering, Inc. *	28,847
900	Arrow International, Inc.	27,891
8,100	ArthroCare Corp. *	259,686
400	Atrion Corp.	18,098
800	Badger Meter, Inc.	23,960
30,300	Bausch & Lomb, Inc.	1,953,138
1,300	Beckman Coulter, Inc.	87,087
2,542	Bio-Logic Systems Corp. *	23,132
27,000	Checkpoint Systems, Inc. *	487,350
800	Clinical Data, Inc.	10,592
400	CNS, Inc.	5,020
5,600	Compex Technologies, Inc. *	26,152
18,548	CONMED Corp. *	527,134

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Instruments continued
5,327	CyberOptics, Inc. *	$79,212
10,883	Datascope Corp.	431,946
50,400	Edwards Lifesciences Corp. *	2,079,505
400	Enpath Medical, Inc. *	4,320
14,500	Esterline Technologies Corp. *	473,425
3,500	Frequency Electronics, Inc.	51,975
11,800	Haemonetics Corp. *	427,278
10,997	Integra LifeSciences Holdings *	406,119
23,900	Invacare Corp.	1,105,614
1,300	Iridex Corp. *	5,512
1,300	K-Tron International, Inc. *	34,587
1,100	Kewaunee Scientific Corp.	10,010
900	LeCroy Corp. *	21,006
1,166	Mesa Laboratories, Inc.	14,872
7,500	Mine Safety Appliances Co.	380,250
4,902	Misonix, Inc. *	31,912
1,092	Molecular Devices Corp. *	21,949
15,400	MTS Systems Corp.	520,674
1,800	New Brunswick Scientific Co., Inc. *	11,160
100	NMT Medical, Inc. *	495
2,000	O.I. Corp. *	19,760
7,100	Oakley, Inc.	90,525
9,100	Ocular Sciences, Inc. *	445,991
4,600	OYO Geospace Corp. *	86,158
5,400	Perceptron, Inc. *	39,420
1,700	PerkinElmer, Inc.	38,233
4,815	Respironics, Inc. *	261,743
600	Schmitt Industries, Inc. *	4,225
20,700	Sola International, Inc. *	570,078
1,600	Span-America Medical Systems, Inc.	19,968
2,000	Vicon Industries, Inc. *	9,400
4,000	Vital Signs, Inc.	155,680

		11,366,459

	Insurance — 3.9%
1,800	Alleghany Corp. *	513,450
5,400	American Financial Group, Inc.	169,074
8,200	American National Insurance Co.	854,112
3,800	American Safety Insurance Holdings Ltd. *	62,092
11,700	AmerUs Group Co.	530,010
1,800	Bancinsurance Corp. *	13,050
2,000	CNA Financial Corp. *	53,420
8,800	Commerce Group, Inc.	537,152
13,600	Delphi Financial Group, Inc., Class A	627,640
100	Donegal Group, Inc.	2,225
200	EMC Insurance Group, Inc.	4,328
1,400	FBL Financial Group, Inc., Class A	39,970
1,400	FPIC Insurance Group, Inc. *	49,532
1,800	Great American Financial Resources, Inc.	31,266
25,700	HCC Insurance Holdings, Inc.	851,184
18,200	Horace Mann Educators Corp.	347,256
17,100	Max Re Capital Ltd.	364,743
26,101	Meadowbrook Insurance Group, Inc. *	130,244
400	Merchants Group, Inc.	9,600
200	Mercury General Corp.	11,984
3,585	Midland Co.	112,103
24,200	National Financial Partners Corp.	938,960
649	National Western Life Insurance Co., Class A *	108,130
200	Ohio Casualty Corp. *	4,642
13,300	Presidential Life Corp.	225,568
2,500	RTW, Inc. *	23,700
8,700	Scottish Re Group Ltd.	225,330
12,300	Selective Insurance Group, Inc.	544,152
14,400	StanCorp Financial Group, Inc.	1,188,000
5,700	UICI	193,230
3,380	Unico American Corp. *	31,772
6,800	United Fire & Casualty Co.	229,228
8,100	W. R. Berkley Corp.	382,077

		9,409,224

	IT Hardware — 4.2%
4,500	American Technical Ceramics Corp. *	44,910
42,946	Avocent Corp. *	1,740,172
2,500	Blonder Tongue Laboratories, Inc. *	10,775
4,191	Cobra Electronics Corp. *	33,989
8,900	Cree, Inc. *	356,712
120,600	Crown Castle International Corp. *	2,006,784
17,863	Digi International, Inc. *	307,065
500	Diodes, Inc. *	11,315
5,723	EMS Technologies, Inc. *	95,116
500	Espey Manufacturing & Electronics Corp.	13,100
200	Globecomm Systems, Inc. *	1,272
39,800	Harris Corp.	2,459,243
4,100	inTEST Corp. *	18,040
1,600	Merrimac Industries, Inc. *	14,424
15,530	Microsemi Corp. *	269,601
21,900	Orbital Sciences Corp. *	259,077
8,300	Peak International Ltd. *	33,980
1,200	Photronics, Inc. *	19,800
38,300	Plantronics, Inc.	1,588,301
9,000	Radyne ComStream, Inc. *	67,230
900	Simclar, Inc. *	3,654
900	SMTEK International, Inc. *	12,690
100	Sparton Corp. *	901
9,700	Stoneridge, Inc. *	146,761
2,500	Sunair Electronics, Inc. *	41,275
35,386	Symmetricom, Inc. *	343,598
8,083	ViaSat, Inc. *	196,174
1,900	Virage Logic Corp. *	35,283
1,700	Vishay Intertechnology, Inc. *	25,534
1,800	Woodhead Industries, Inc.	28,854

		10,185,630

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, continued
	Land & Water Transportation — 2.5%
3,976	Alexander & Baldwin, Inc.	$168,662
8,100	Celadon Group, Inc. *	180,225
1,000	CNF, Inc.	50,100
4,200	Covenant Transport, Inc., Class A *	87,444
2,190	EGL, Inc. *	65,459
21,000	General Maritime Corp.	838,950
3,700	Hub Group, Inc., Class A *	193,214
2,830	Knightsbridge Tankers Ltd.	94,607
1,350	Marten Transport Ltd. *	30,686
4,700	Nordic American Tanker Shipping Ltd.	183,535
17,225	Overnite Corp.	641,459
11,800	Overseas Shipholding Group, Inc.	651,360
20,800	Ryder Systems, Inc.	993,616
6,797	SCS Transportation, Inc. *	158,846
8,800	Sea Containers Ltd., Class A	173,272
1,813	Ship Finance International Ltd.	37,210
31,200	Teekay Shipping Corp.	1,313,831
200	Transport Corp. of America, Inc. *	1,680
3,259	U.S. Xpress Enterprises, Inc., Class A *	95,489
300	USA Truck, Inc. *	5,100

		5,964,745

	Metal Products & Machinery — 4.9%
2,300	Acme United Corp.	36,110
3,100	Alamo Group, Inc.	84,196
2,800	Allied Motion Technologies, Inc. *	20,216
1,800	Astec Industries, Inc. *	30,978
1,500	Blount International, Inc. *	26,130
2,700	Bonso Electronics International, Inc.	14,280
6,500	Cummins, Inc.	544,635
1,800	Eastern Co.	36,000
19,400	EnPro Industries, Inc. *	573,658
8,600	ESCO Technologies, Inc. *	659,190
2,606	Evans & Sutherland Computer Corp. *	18,164
400	Federal Screw Works	13,260
5,500	Gehl Co. *	128,425
9,300	Gerber Scientific, Inc. *	70,773
2,600	Greenbrier Cos., Inc.	88,010
2,593	Hardinge, Inc.	35,006
6,700	Hawk Corp., Class A *	57,888
2,200	International Aluminum Corp.	74,470
9,200	International Steel Group, Inc. *	373,152
31,200	Kennametal, Inc.	1,552,823
2,000	Key Technology, Inc. *	19,300
46,000	Lennox International, Inc.	936,100
1,300	MagneTek, Inc. *	8,970
1,200	P & F Industries, Inc. *	18,275
300	Peerless Manufacturing Co. *	4,425
1,000	Penn Engineering & Manufacturing Corp., Class A	15,000
5,000	Powell Industries, Inc. *	92,450
2,085	Q.E.P. Co., Inc. *	31,129
17,900	Regal-Beloit Corp.	511,940
8,300	Robbins & Myers, Inc.	197,789
3,100	RTI International Metals, Inc. *	63,674
3,700	SL Industries, Inc. *	52,355
9,400	Standard Motor Products, Inc.	148,520
6,100	Standex International Corp.	173,789
1,700	Tecumseh Products Co., Class B	77,376
13,400	Teleflex, Inc.	695,996
1,300	Thomas Industries, Inc.	51,896
58,200	Timken Co.	1,514,364
14,300	Toro Co.	1,163,305
1,400	Twin Disc, Inc.	35,770
200	Velcro Industries N.V.	2,652
4,900	Water Pik Technologies, Inc. *	86,877
9,600	Woodward Governor Co.	687,456
23,400	York International Corp.	808,236

		11,835,008

	Miscellaneous Finance — 1.0%
22,900	A.G. Edwards, Inc.	989,509
17,700	Affiliated Managers Group, Inc. *	1,198,998
2,833	Maxcor Financial Group, Inc.	25,100
6,200	Raymond James Financial, Inc.	192,076
4,400	Stifel Financial Corp. *	92,180
1,100	SWS Group, Inc.	24,112

		2,521,975

	Oil & Coal Resources — 3.0%
700	Barnwell Industries, Inc.	51,807
14,200	Berry Petroleum Co., Class A	677,340
300	Callon Petroleum Co. *	4,338
1,700	Castle Energy Corp.	21,231
48,700	Chesapeake Energy Corp.	803,550
5,800	Comstock Resources, Inc. *	127,890
19,000	CONSOL Energy, Inc.	779,950
12,800	Energy Partners Ltd. *	259,456
7,100	Forest Oil Corp. *	225,212
2,200	Houston Exploration Co. *	123,882
4,700	Hugoton Royalty Trust	123,140
563	Isramco, Inc. *	2,961
7,700	KCS Energy, Inc. *	113,806
14,100	Meridian Resource Corp. *	85,305
5,200	Patina Oil & Gas Corp.	195,000
15,900	Peabody Energy Corp.	1,286,469
600	Penn Virginia Corp.	24,342
4,455	Resource America, Inc., Class A	144,788
10,800	Southwestern Energy Co. *	547,452
32,900	Ultra Petroleum Corp. *	1,583,477

		7,181,396

	Oil Distribution — 1.4%
500	Adams Resources & Energy, Inc.	8,820
20,100	Ashland, Inc.	1,173,438
21,900	Frontier Oil Corp.	583,854
7,200	Premcor, Inc.	303,624
6,400	Sunoco, Inc.	522,944

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Oil Distribution continued
25,300	Tesoro Petroleum Corp. *	$806,058
1,200	TransMontaigne, Inc. *	7,356

		3,406,094

	Oil Drilling & Services — 1.9%
3,400	Dawson Geophysical Co. *	74,290
17,700	Grant Prideco, Inc. *	354,885
4,800	Lufkin Industries, Inc.	191,558
3,100	NATCO Group, Inc., Class A *	27,280
5,900	National-Oilwell, Inc. *	208,211
17,200	Newpark Resources, Inc. *	88,580
1,400	Oceaneering International, Inc. *	52,248
9,600	Oil States International, Inc. *	185,184
9,000	TETRA Technologies, Inc. *	254,700
54,100	Tidewater, Inc.	1,926,501
11,800	Todco, Class A *	217,356
26,800	Varco International, Inc. *	781,220
4,700	Veritas DGC, Inc. *	105,327
2,400	W-H Energy Services, Inc. *	53,664

		4,521,004

	Photooptical, Micros & Office Machinery — 1.3%
3,900	Interphase Corp. *	32,838
3,500	NCR Corp. *	242,305
4,900	PAR Technology Corp. *	55,468
4,300	Printronix, Inc. *	77,013
11,682	SafeNet, Inc. *	429,197
73,200	Storage Technology Corp. *	2,313,852

		3,150,673

	Publishing, Broadcasting & Cinema — 1.6%
62,000	American Greetings Corp., Class A	1,571,700
3,100	Cadmus Communications Corp.	39,680
8,800	Consolidated Graphics, Inc. *	403,920
21,200	Media General, Inc., Class A	1,373,972
1,600	Outlook Group Corp.	12,656
2,700	Point.360 *	9,777
5,900	Pulitzer, Inc.	382,615
200	Thomas Nelson, Inc.	4,520
2,400	Tufco Technologies, Inc. *	21,036
3,600	World Wrestling Entertainment, Inc.	43,668

		3,863,544

	Real Estate Development — 0.3%
800	AMREP Corp.	18,400
3,400	Avatar Holdings, Inc. *	163,540
11,600	Bluegreen Corp. *	230,028
1,300	ILX Resorts, Inc.	13,247
500	J.W. Mays, Inc. *	7,143
600	Patriot Transportation Holding, Inc. *	26,993
664	Tarragon Corp. *	11,852
7,300	United Capital Corp. *	165,345

		636,548

	Real Estate Investment Trusts — 5.0%
25,100	American Home Mortgage Investment Corp.	859,675
8,400	Bedford Property Investors, Inc.	238,644
200	Boykin Lodging Co. *	1,832
42,800	Brandywine Realty Trust	1,257,892
17,564	Capital Automotive REIT	623,961
2,700	Capital Trust, Inc., Class A	82,917
1,300	CBL & Associates Properties, Inc.	99,255
3,100	Commercial NET Lease Realty	63,860
16,900	CRT Properties, Inc.	403,234
17,900	Entertainment Properties Trust	797,445
36,600	Friedman, Billings, Ramsey Group, Inc., Class A	709,674
3,100	Hanover Capital Mortgage Holdings, Inc.	33,480
151,300	HRPT Properties Trust	1,941,179
100	Investors Real Estate Trust	1,049
7,400	LTC Properties, Inc.	147,334
24,700	Maguire Properties, Inc.	678,262
7,700	Mission West Properties, Inc.	81,928
3,500	National Health Realty, Inc.	70,035
5,200	Newcastle Investment Corp.	165,256
1,700	Parkway Properties, Inc.	86,275
1,400	Pennsylvania Real Estate Investment Trust	59,920
2,500	Presidential Realty Corp., Class B	24,500
41,200	Reckson Associates Realty Corp.	1,351,772
11,500	SL Green Realty Corp.	696,325
84,100	Trizec Properties, Inc.	1,591,172
200	Urstadt Biddle Properties	3,230
23,800	Winston Hotels, Inc.	281,078

		12,351,184

	Restaurants, Hotels & Theaters — 3.4%
1,400	Ark Restaurants Corp.	54,880
12,900	Aztar Corp. *	450,468
100	Benihana, Inc. *	1,620
46,380	CBRL Group, Inc.	1,941,003
500	Champps Entertainment, Inc. *	4,310
122	Checkers Drive-In Restaurants, Inc. *	1,635
1,200	CKE Restaurants, Inc. *	17,412
21,500	Darden Restaurants, Inc.	596,410
7,900	Dave & Buster’s, Inc. *	159,580
200	Dover Motorsports, Inc.	1,146
5,700	Famous Dave’s of America, Inc. *	72,453
1,800	Frisch’s Restaurants, Inc.	42,894
4,900	Interstate Hotels & Resorts, Inc. *	26,264
4,600	J. Alexander’s Corp. *	34,040
11,900	Jack in the Box, Inc. *	438,753
17,100	Landry’s Restaurants, Inc.	496,926
12,400	Lone Star Steakhouse & Saloon, Inc.	347,200
7,000	Luby’s, Inc. *	52,500

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares		Value

	Common Stock, Restaurants, Hotels & Theaters continued
13,400	Marcus Corp.	$336,876
300	Max & Erma’s Restaurants, Inc. *	3,885
1,700	Monarch Casino & Resort, Inc. *	68,935
5,000	Movie Gallery, Inc.	95,350
2,900	Nathan’s Famous, Inc. *	22,359
6,000	Orient- Express Hotels Ltd., Class A	123,420
5,518	Rubio’s Restaurants, Inc. *	66,933
26,600	Ryan’s Restaurant Group, Inc. *	410,172
2,500	Sands Regent *	32,490
1,900	Star Buffet, Inc.	11,210
36,300	Station Casinos, Inc.	1,984,884
13,200	Vail Resorts, Inc. *	295,944
1,400	WestCoast Hospitality Corp. *	8,540

		8,200,492

	Retail — 6.3%
40,000	Aeropostale, Inc. *	1,177,200
35,267	American Eagle Outfitters, Inc.	1,661,076
1,700	AnnTaylor Stores Corp. *	36,601
996	Arden Group, Inc., Class A	100,073
5,700	Blair Corp.	203,262
6,100	Books-A-Million, Inc.	58,682
52,500	Borders Group, Inc.	1,333,500
7,700	Burlington Coat Factory Warehouse Corp.	174,790
200	Cash America International, Inc.	5,946
6,200	Cato Corp., Class A	178,684
78,300	Charming Shoppes, Inc. *	733,671
2,900	Cost-U-Less, Inc. *	20,300
9,400	Dress Barn, Inc. *	165,440
2,300	Excelligence Learning Corp. *	10,120
7,500	EZCORP, Inc., Class A *	115,575
3,700	Finlay Enterprises, Inc. *	73,223
100	Foodarama Supermarkets, Inc. *	3,975
14,400	Foot Locker, Inc.	387,792
6,300	GameStop Corp., Class A *	140,868
4,163	GameStop Corp., Class B	93,293
5,646	Goody’s Family Clothing, Inc.	51,604
1,200	Gottschalks, Inc. *	10,668
15,300	Guess?, Inc. *	192,015
5,600	Hastings Entertainment, Inc. *	46,368
19,900	Insight Enterprises, Inc. *	408,348
8,700	Jo-Ann Stores, Inc. *	239,598
2,300	Lithia Motors, Inc., Class A	61,686
21,000	Longs Drug Stores Corp.	578,970
1,830	PC Mall, Inc. *	40,955
16,000	Retail Ventures, Inc. *	113,600
4,076	Rock of Ages Corp.	29,755
2,400	Ruddick Corp.	52,056
800	Rush Enterprises, Inc., Class B *	13,848
300	S&K Famous Brands, Inc. *	4,893
7,700	Shoe Carnival, Inc. *	100,100
15,700	ShopKo Stores, Inc. *	293,276
1,500	Smart & Final, Inc. *	21,585
1,300	Sport Chalet, Inc. *	18,148
18,184	Stage Store, Inc.	755,000
16,400	Stein Mart, Inc. *	279,784
25,700	SUPERVALU, Inc.	887,164
1,600	Syms Corp. *	19,440
2,600	Systemax, Inc. *	19,084
5,400	The Bon-Ton Stores, Inc.	85,050
10,100	The Men’s Wearhouse, Inc. *	322,796
56,400	Toys “R” Us, Inc. *	1,154,508
7,600	Trans World Entertainment Corp. *	94,772
39,768	Urban Outfitters, Inc. *	1,765,699
1,400	Village Super Market, Inc., Class A	53,102
8,000	Weis Markets, Inc.	308,560
25,800	Zale Corp. *	770,646

		15,467,149

	Soaps & Cosmetics — 0.0%
100	CPAC, Inc.	540
3,900	Parlux Fragrances, Inc. *	87,672

		88,212

	Software — 5.0%
65,181	Activision, Inc. *	1,315,353
11,700	Advent Software, Inc. *	239,616
14,950	American Software, Inc., Class A	90,149
14,200	Autodesk, Inc.	538,890
1,300	Black Box Corp.	62,426
30,900	Borland Software Corp. *	360,912
22,591	Cerner Corp. *	1,201,163
18,400	CIBER, Inc. *	177,376
64,800	Cognizant Technology Solutions Corp., Class A *	2,742,983
1,600	Computer Task Group, Inc. *	8,960
500	CSP, Inc. *	5,195
1,000	Dendrite International, Inc. *	19,400
9,800	Edgewater Technology, Inc. *	48,020
14,600	eFunds Corp. *	350,546
2,000	First American Corp.	70,280
859	HMS Holdings Corp. *	7,722
21	Hyperion Solutions Corp. *	979
21,400	IDX Systems Corp. *	737,444
5,767	infoUSA, Inc. *	64,533
155	Innotrac Corp. *	1,319
30,650	Internet Security Systems, Inc. *	712,613
1,100	Manatron, Inc. *	9,251
3,600	McAfee, Inc. *	104,148
2,400	Moldflow Corp. *	38,160
5,361	NetManage, Inc. *	34,578
1,250	NWH, Inc.	17,461
300	Omtool Ltd. *	2,535
106,629	Parametric Technology Corp. *	628,045
7,700	Pegasus Solutions, Inc. *	97,020
67,500	Perot Systems Corp., Class A *	1,082,025
3,400	Phoenix Technologies Ltd. *	28,084
1,800	PLATO Learning, Inc. *	13,410
25,100	RSA Security, Inc. *	503,506
1,000	S1 Corp. *	9,060

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Discovery Fund

Shares or Principal		Value

	Common Stock, Software continued
7,700	SeaChange International, Inc. *	$134,288
9,300	Source Interlink Cos., Inc. *	123,504
4,444	State Auto Financial Corp.	114,877
13,583	Sykes Enterprises, Inc. *	94,402
5,600	TechTeam Global, Inc. *	56,952
2,333	TSR, Inc.	19,807
6,000	Tyler Technologies, Inc. *	50,160
1,100	Ulticom, Inc *	17,633
20,199	Witness Systems, Inc. *	352,675

		12,287,460

	Textiles & Apparel — 2.7%
9,800	Ashworth, Inc. *	106,722
2,500	Coach, Inc. *	141,000
3,100	Culp, Inc. *	21,018
7,366	Cutter & Buck, Inc.	107,323
400	Decorator Industries, Inc.	3,220
16,100	DHB Industries, Inc. *	306,544
3,505	Haggar Corp.	82,294
900	Hallwood Group, Inc. *	95,850
900	Hampshire Group Ltd. *	28,352
11,800	Hartmarx Corp. *	91,686
1,174	K-Swiss, Inc., Class A	34,187
1,300	Kenneth Cole Productions, Inc.	40,118
400	McRae Industries, Inc., Class A	4,376
19,000	Phillips-Van Heusen Corp.	513,000
36,700	Polo Ralph Lauren Corp.	1,563,419
3,800	Reebok International Ltd.	167,200
25,400	Russell Corp.	494,792
2,572	Saucony, Inc., Class A	71,630
20,800	Stride Rite Corp.	232,336
1,700	Superior Uniform Group, Inc.	25,415
2,100	Tandy Brands Accessories, Inc.	31,122
18,700	Timberland Co., Class A *	1,171,929
72,100	Tommy Hilfiger Corp. *	813,288
15,400	Wolverine World Wide, Inc.	483,868

		6,630,689

	Wholesale — 2.2%
1,300	Agilysys, Inc.	22,282
25,700	Airgas, Inc.	681,307
3,000	All American Semiconductor, Inc. *	17,760
5,550	Applied Industrial Technologies, Inc.	152,070
3,943	Aristotle Corp. *	27,684
35,700	Arrow Electronics, Inc. *	867,510
16,900	Aviall, Inc. *	388,193
10,600	Avnet, Inc. *	193,344
1,800	Coast Distribution System, Inc.	13,230
1,600	Delta Apparel, Inc.	38,800
10,600	Department 56, Inc. *	176,490
1,950	DXP Enterprises, Inc. *	9,380
8,200	Enesco Group, Inc. *	66,256
3,000	First Aviation Services, Inc. *	12,840
4,900	GTSI Corp. *	51,499
12,100	Handleman Co.	259,908
12,500	Hughes Supply, Inc.	404,375
10,100	Huttig Building Products, Inc. *	105,545
9,000	IKON Office Solutions, Inc.	104,040
1,800	Imagistics International, Inc. *	60,588
4,400	Industrial Distribution Group, Inc. *	36,520
6,703	Insurance Auto Auctions, Inc. *	150,281
3,500	Lawson Products, Inc.	176,505
100	Lazare Kaplan International, Inc. *	951
200	LKQ Corp. *	4,014
3,360	Manchester Technologies, Inc. *	33,566
2,300	MSC Industrial Direct Co., Inc. Class A	82,754
2,400	NACCO Industries, Inc. Class A	252,960
16,314	Navarre Corp. *	287,126
200	Noland Co.	9,200
200	Park-Ohio Holdings Corp. *	5,180
9,200	Pomeroy IT Solutions, Inc. *	139,932
2,800	Richardson Electronics Ltd.	29,708
1,100	Spartan Stores, Inc. *	7,315
2,200	TESSCO Technologies, Inc. *	30,778
5,400	Valley National Gases, Inc.	97,200
12,300	Ventiv Health, Inc. *	249,936
100	Watsco, Inc., Class B	3,510

		5,250,537

	Total Common Stock (Cost $200,008,695)	240,647,779

	Repurchase Agreement — 2.2%
$5,331,000	State Street Bank dated 12/31/04, due 1/3/05 at 1.25% with a maturity value of $5,331,555 (Fully collateralized by a Fannie Mae security)	5,331,000

	Total Repurchase Agreement (Cost $5,331,000)	5,331,000

	Total Investments (Cost $205,339,695) (a) — 101.4%	$245,978,779

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$42,182,619
Unrealized depreciation	(1,543,535)

Net unrealized appreciation	$40,639,084

Laudus Trust

Laudus Rosenberg U.S. Small Capitalization Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 98.4%
	Agriculture, Food & Beverage — 2.5%
31,555	Andersons, Inc.	$804,653
67,547	Cal-Maine Foods, Inc. (a)	816,643
224,000	Chiquita Brands International, Inc.	4,941,440
17,588	Diedrich Coffee, Inc. *	103,910
196,950	Flowers Foods, Inc.	6,219,681
2,900	Glacier Water Services, Inc. *	78,271
8,254	J & J Snack Foods Corp.	404,694
156,800	Lance, Inc.	2,983,904
69,800	National Beverage Corp.	580,736
18,900	Omega Protein Corp. *	162,540
5,504	Penford Corp.	86,578
307,500	Ralcorp Holdings, Inc.	12,893,475
4,580	Seaboard Corp.	4,570,840
400	Seneca Foods Corp., Class B *	7,300
16,100	Zapata Corp. *	964,390

		35,619,055

	Airlines — 0.2%
13,144	Air Methods Corp. *	113,038
95,200	AirNet Systems, Inc. *	332,248
41,500	Alaska Air Group, Inc. *	1,389,835
101,230	MAIR Holdings, Inc. * (a)	931,316
8,200	Offshore Logistics, Inc. *	266,254

		3,032,691

	Autos — 0.2%
1,300	Collins Industries, Inc.	7,865
23,863	Dura Automotive Systems, Inc., Class A *	258,436
48,950	R&B, Inc. *	1,223,261
22,464	Supreme Industries, Inc., Class A	143,994
79,389	Sypris Solutions, Inc.	1,215,446

		2,849,002

	Banks & Credit Institutions — 9.9%
300	1st Independence Financial Group, Inc.	5,694
47,049	1st Source Corp.	1,200,220
203,839	Accredited Home Lenders Holding Co. *	10,126,721
177,331	Advanta Corp., Class A	4,011,227
5,400	American Community Bancshares, Inc. (a)	89,802
44,572	AmeriServ Financial, Inc. *	231,329
8,986	Anchor BanCorp Wisconsin, Inc.	261,942
100	Auburn National Bancorporation, Inc.	2,133
755	Bancorp Rhode Island, Inc.	29,823
308,498	BankUnited Financial Corp., Class A *	9,856,510
77,828	Banner Corp.	2,427,455
20,100	Berkshire Bancorp, Inc.	412,050
48,600	Berkshire Hills Bancorp, Inc.	1,805,490
17,820	BNCCORP, Inc. *	295,812
301	BOE Financial Services of Virginia, Inc.	8,880
5,073	Britton & Koontz Capital Corp.	92,988
2	BWC Financial Corp.	50
3,800	Camden National Corp.	149,758
34,994	Capital Crossing Bank *	1,073,966
22,600	Carver Bancorp, Inc.	452,000
8,016	Cascade Financial Corp.	150,701
300	Central Bancorp, Inc.	8,552
10,100	Centrue Financial Corp.	284,921
19,342	CFS Bancorp, Inc.	276,010
500	Classic Bancshares, Inc.	22,320
4,375	Colony Bankcorp, Inc.	147,219
379,600	Commercial Federal Corp.	11,277,915
330	Community Bank Shares of Indiana, Inc.	7,062
100	Community Bankshares, Inc.	1,830
1,900	Community Capital Corp.	45,790
92	Community Central Bank Corp.	1,217
2,175	Community Financial Corp.	47,796
10,800	Community West Bancshares	144,180
26,355	Consumer Portfolio Services, Inc. *	128,349
193	Cooperative Bankshares, Inc.	5,270
8,600	Corus Bankshares, Inc.	412,886
36,907	Cowlitz Bancorp *	411,144
5,073	Crescent Banking Co.	133,927
4,236	Dearborn Bancorp, Inc. *	123,522
19,580	Desert Community Bank	506,300
2,089	ECB Bancorp, Inc.	62,398
4,000	EFC Bancorp, Inc.	103,960
9,909	Elmira Savings Bank, FSB	307,179
11,810	FFLC Bancorp, Inc. (a)	414,543
6,100	FFW Corp.	131,028
9,557	Fidelity Southern Corp.	181,583
638	Financial Institutions, Inc.	14,834
2,546	First Bancorp of Indiana, Inc.	50,156
11,200	First Bancshares, Inc.	229,600
12,550	First BancTrust Corp.	148,718
90,790	First Charter Corp.	2,375,974

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
64,226	First Citizens BancShares, Inc., Class A	$9,521,505
13,684	First Federal Bancshares of Arkansas, Inc.	303,648
5,899	First Federal Bankshares, Inc.	134,320
1,753	First Indiana Corp.	39,460
100	First Marblehead Corp. *	5,625
5,093	First Mariner Bancorp *	89,433
2,400	First Midwest Financial, Inc.	55,680
36,521	First Place Financial Corp.	817,705
4,000	First Regional Bancorp * (a)	216,280
7,440	FirstFed Bancorp, Inc.	55,986
49,200	FirstFed Financial Corp. *	2,552,004
80	FMS Financial Corp.	1,690
300	Glen Burnie Bancorp	7,260
1,800	Great Pee Dee Bancorp, Inc.	27,054
1,900	Greater Atlantic Financial Corp. * (a)	11,875
8,200	GS Financial Corp.	147,600
1,158	Guaranty Federal Bancshares, Inc.	27,857
25,078	Habersham Bancorp	544,193
23,406	HF Financial Corp.	427,160
9,400	Hingham Institution for Savings	413,130
16,930	HMN Financial, Inc.	550,987
6,123	Horizon Bancorp	163,484
812	Iberiabank Corp.	53,884
44,891	Intervest Bancshares Corp. *	886,103
173,400	Irwin Financial Corp.	4,922,826
2,509	ITLA Capital Corp. *	147,504
2,100	Lincoln Bancorp	40,507
4,873	Long Island Financial Corp.	190,047
3,697	LSB Financial Corp.	97,029
9,198	MAF Bancorp, Inc.	412,254
12,169	Massbank Corp.	455,729
12,993	Matrix Bancorp, Inc. *	162,542
300	Mayflower Co-operative Bank	5,355
4,149	Medallion Financial Corp.	40,245
700	Metris Cos., Inc. *	8,925
100	MetroCorp Bancshares, Inc.	2,226
3,300	MFB Corp.	98,307
13,719	MidWestOne Financial Group, Inc.	287,550
100	MutualFirst Financial, Inc.	2,435
8,817	National Mercantile Bancorp *	116,199
119,671	NetBank, Inc.	1,245,775
5,015	New Hampshire Thrift Bancshares, Inc.	167,125
13,650	North Valley Bancorp	265,220
11,368	Northeast Indiana Bancorp, Inc.	233,612
1,714	Northeast Pennsylvania Financial Corp.	38,771
14,700	Northway Financial, Inc.	495,390
288,600	Ocwen Financial Corp. * (a)	2,759,016
20,433	Onyx Acceptance Corp.	571,307
47,052	Pacific Mercantile Bancorp *	822,469
12,608	Park Bancorp, Inc.	387,078
1,900	Parkvale Financial Corp.	54,701
15,619	Patriot National Bancorp, Inc.	287,390
6,366	PennFed Financial Services, Inc.	102,365
900	Peoples Bancorp	19,440
1,286	Peoples Bancorp of North Carolina	24,781
7,300	Peoples BancTrust Co., Inc.	121,509
3,000	Peoples Community Bancorp	70,899
1,197	Peoples Financial Corp.	21,620
67,900	PFF Bancorp, Inc.	3,145,807
1,300	Pinnacle Bancshares, Inc.	20,274
19,597	Pocahontas Bancorp, Inc.	304,910
500	Pointe Financial Corp.	20,375
2,200	Premier Financial Bancorp, Inc. *	27,170
327	Princeton National Bancorp, Inc.	9,467
23,500	Provident Bancorp, Inc.	309,965
29,671	Provident Bankshares Corp.	1,079,134
3,825	Provident Financial Holdings, Inc.	110,351
46,925	PSB Bancorp, Inc.	660,235
8,250	QCR Holdings, Inc.	178,406
308,100	R & G Financial Corp., Class B	11,978,927
105,810	Republic Bancorp, Inc.	1,616,777
34,936	Republic Bancorp, Inc., Class A	897,855
4,519	Republic First Bancorp, Inc. *	69,141
393	South Street Financial Corp.	3,969
14,600	Southern Missouri Bancorp, Inc.	269,954
16,131	Southside Bancshares, Inc.	368,593
104,278	Sterling Financial Corp. *	4,093,954
16,178	Team Financial, Inc.	205,946
3,900	Teche Holding Co.	149,175
10,066	TF Financial Corp. (a)	322,112
20,500	Timberland Bancorp, Inc.	468,425
145,500	UMB Financial Corp.	8,244,030
10,349	United Bancshares, Inc.	177,020
3,687	United Financial Corp.	89,428
17,335	Unity Bancorp, Inc.	221,888
47,442	Wainwright Bank & Trust Co.	585,909
305,100	Walter Industries, Inc. (a)	10,291,022
6,298	Washington Banking Co.	114,309
10,600	Washington Savings Bank, F.S.B.	169,070
9,348	Wells Financial Corp.	303,810
188,300	Westcorp	8,648,619
4,300	Woronoco Bancorp, Inc.	157,724

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
10,114	WSFS Financial Corp.	$610,076
52	WVS Financial Corp.	891

		138,347,523

	Basic Minerals & Metals — 3.8%
98,500	Cleveland-Cliffs, Inc.	10,230,210
10,633	Insteel Industries, Inc. * (a)	192,043
62,500	L.B. Foster Co., Class A *	600,313
379,800	Maverick Tube Corp. *	11,507,940
43,927	Northwest Pipe Co. *	1,095,979
160,000	NS Group, Inc. *	4,448,000
110,983	Olympic Steel, Inc. * (a)	2,942,159
10,000	Oregon Steel Mills, Inc. *	202,900
40,100	Quanex Corp.	2,749,657
14,300	Reliance Steel & Aluminum Co.	557,128
5,100	Roanoke Electric Steel Corp.	105,422
282,576	Ryerson Tull, Inc. (a)	4,450,572
325,649	Steel Dynamics, Inc.	12,335,584
38,528	Steel Technologies, Inc.	1,059,905
17,200	Webco Industries, Inc. *	185,244

		52,663,056

	Beer, Liquor & Tobacco — 0.0%
24,605	MGP Ingredients, Inc. (a)	212,587
6,500	Todhunter International, Inc. *	85,670

		298,257

	Biotechnology — 0.0%
54,671	Harvard Bioscience, Inc. *	253,127

	Chemicals & Rubber — 2.4%
354,582	A. Schulman, Inc.	7,591,601
77,136	American Pacific Corp. *	656,427
232,700	Arch Chemicals, Inc.	6,697,106
16,400	Bairnco Corp.	182,860
13,400	Georgia Gulf Corp.	667,320
371,200	Great Lakes Chemical Corp.	10,575,488
258,900	Hercules, Inc. *	3,844,665
26,379	LESCO, Inc. *	340,025
73,400	LSB Industries, Inc. *	582,796
5,700	NewMarket Corp. *	113,430
19,200	Stepan Co.	467,712
1,000	Synalloy Corp. *	9,900
278,400	Terra Industries, Inc. * (a)	2,472,192

		34,201,522

	Commercial Aircraft & Components — 0.1%
10,400	Curtiss-Wright Corp.	597,064
2,700	Ducommun, Inc. *	56,295
2,402	Ladish Co., Inc. *	27,599
700	Sequa Corp., Class A *	42,805
6,200	SIFCO Industries, Inc. *	35,588

		759,351

	Communications Utilities — 1.2%
27,300	Atlantic Tele-Network, Inc.	887,250
95,183	Audible, Inc. *	2,479,517
600	CT Communications, Inc.	7,380
30,763	D&E Communications, Inc.	370,694
1,070,990	EarthLink, Inc. *	12,337,805
9	General Communication, Inc., Class A *	99
19,500	Hector Communications Corp.	426,075
2,600	Newtek Business Services, Inc. *	11,388
23,427	Zoom Technologies, Inc. *	78,949

		16,599,157

	Construction & Homebuilding — 1.9%
17,231	Beazer Homes USA, Inc. (a)	2,519,345
116,400	Brookfield Homes Corp.	3,945,960
31,100	Comfort Systems USA, Inc. *	238,848
328,800	Granite Construction, Inc.	8,746,079
43,122	Insituform Technologies, Inc., Class A *	977,576
24,800	Orleans Homebuilders, Inc. *	492,280
49,800	Sterling Construction Co., Inc. *	258,462
38,691	Technical Olympic USA, Inc.	981,978
219,400	Willbros Group, Inc. *	5,057,170
53,200	William Lyon Homes, Inc. *	3,736,768

		26,954,466

	Construction Materials — 0.6%
55,300	Ameron International Corp.	2,095,870
43,753	Ceradyne, Inc. * (a)	2,503,109
90,200	Compass Minerals International, Inc.	2,185,546
7,000	Continental Materials Corp. * (a)	189,875
3,200	Devcon International Corp. *	49,456
1,100	Oil-Dri Corp. of America	20,031
218,790	U.S. Concrete, Inc. *	1,678,119
4,802	United States Lime & Minerals, Inc. *	54,503

		8,776,509

	Consumer Durables — 0.3%
6,322	Arctic Cat, Inc.	167,659
33,513	Boston Acoustics, Inc.	464,155
98,400	Coachmen Industries, Inc.	1,708,224
103,545	Spartan Motors, Inc.	1,235,292
58,781	Universal Electronics, Inc. *	1,034,546

		4,609,876

	Drugs & Pharmaceuticals — 1.6%
421,700	Alpharma, Inc., Class A	7,147,815
1,100	BioSource International, Inc. *	7,590
95,100	E-Z-EM, Inc.	1,388,460
309,088	First Horizon Pharmaceutical Corp. *	7,075,024

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Drugs & Pharmaceuticals continued
27,445	Genencor International, Inc. *	$450,098
26,400	Immucor, Inc. *	620,664
113,515	Nature’s Sunshine Products, Inc.	2,311,165
7,744	Polydex Pharmaceuticals Ltd. *	46,619
116,807	Serologicals Corp. *	2,583,771
257,400	Weider Nutrition International, Inc. *	1,119,690

		22,750,896

	Electric Utilities — 1.7%
300	Avista Corp.	5,301
64,500	Central Vermont Public Service Corp.	1,500,270
309,100	Duquesne Light Holdings, Inc.	5,826,535
138,700	El Paso Electric Co. *	2,626,978
400	Florida Public Utilities Co.	7,660
4,000	Green Mountain Power Corp.	115,320
300	Maine & Maritimes Corp.	7,905
76,050	PNM Resources, Inc.	1,923,305
137,800	UIL Holdings Corp.	7,069,140
205,800	Westar Energy, Inc.	4,706,646

		23,789,060

	Financial Investments — 1.1%
213,475	Aaron Rents, Inc.	5,336,875
200	Bestway, Inc. * (a)	2,440
36,031	California First National Bancorp	456,333
700	Cherokee, Inc.	24,696
65,256	Electro Rent Corp.	928,593
25,869	ePlus, Inc. *	305,513
50,938	G-III Apparel Group Ltd. *	351,472
37,686	MCG Capital Corp.	645,561
303,605	Price Communications Corp. *	5,644,017
100	Shenandoah Telecommunications Co.	2,995
1,000	ShoLodge, Inc. *	4,352
39,800	Universal Compression Holdings, Inc. *	1,389,418
65,325	Willis Lease Finance Corp. *	509,535

		15,601,800

	Forest Products & Paper — 1.1%
7,500	Chesapeake Corp.	203,700
58,100	CSS Industries, Inc.	1,845,256
2,300	DSG International Ltd. *	11,155
151,904	Louisiana-Pacific Corp.	4,061,913
800	Nashua Corp. *	9,088
2,100	Schweitzer-Mauduit International, Inc.	71,295
202,130	Universal Forest Products, Inc.	8,772,442

		14,974,849

	Furniture & Household Items — 3.5%
58,400	A.T. Cross Co., Class A *	289,080
178,400	Acuity Brands, Inc.	5,673,120
28,668	Aldila, Inc. (a)	444,067
24,600	American Biltrite, Inc. *	280,440
16,100	American Locker Group, Inc. *	237,459
4,300	Atlantis Plastics, Inc., Class A *	76,540
103,314	Bassett Furniture Industries, Inc.	2,027,537
164,299	Central Garden & Pet Co. *	6,857,841
8,700	Chase Corp.	138,330
11,500	Chromcraft Revington, Inc. *	141,450
300	Communications Systems, Inc.	3,603
44,900	Cybex International, Inc. *	183,641
31,464	Flexsteel Industries, Inc.	555,308
26,570	GameTech International, Inc.	130,193
65,200	Genlyte Group, Inc. *	5,586,336
185,160	Griffon Corp. *	4,999,320
43,540	JAKKS Pacific, Inc. *	962,669
5,532	Johnson Outdoors, Inc., Class A *	111,193
5,404	Juno Lighting, Inc.	226,968
450,047	K2, Inc. *	7,146,747
196,518	Kimball International, Inc., Class B	2,910,432
1,490	Knape & Vogt Manufacturing Co.	19,556
34	Mity Enterprises, Inc. *	511
166,800	Movado Group, Inc.	3,110,820
6,000	National Presto Industries, Inc.	273,000
23,100	Patrick Industries, Inc. *	234,234
965	Preformed Line Products Co.	27,966
2,500	Summa Industries	24,800
3,793	Vermont Teddy Bear Co., Inc. *	24,351
241,600	West Pharmaceutical Services, Inc.	6,047,248

		48,744,760

	Gas & Other Public Utilities — 1.0%
23,555	American Ecology Corp.	282,660
1,502	Artesian Resources Corp., Class A	42,236
15,100	California Water Service Group	568,515
1,400	Casella Waste Systems, Inc., Class A *	20,496
1,300	Chesapeake Utilities Corp.	34,710
125,940	Duratek, Inc. *	3,137,165
2,500	RGC Resources, Inc.	64,725
6,000	SJW Corp.	218,400

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Gas & Other Public Utilities continued
172,300	South Jersey Industries, Inc.	$9,056,088
11,882	Waste Industries USA, Inc.	147,337

		13,572,332

	Government Aircraft & Defense — 1.2%
9,700	Allied Defense Group, Inc. *	215,825
274,400	Armor Holdings, Inc. *	12,902,287
41,000	EDO Corp.	1,301,750
35,683	Lowrance Electronics, Inc.	1,123,979
7,750	Orbit International Corp. *	87,343
46,980	Todd Shipyards Corp.	850,338

		16,481,522

	Health Care & Hospital — 1.5%
73,230	Allied Healthcare International, Inc. *	402,765
36,058	Amedisys, Inc. *	1,167,919
46,600	American Shared Hospital Services	276,804
297,043	Kindred Healthcare, Inc. *	8,896,438
75,952	MedCath Corp. *	1,871,457
500	MEDTOX Scientific, Inc. *	4,500
37,600	National Dentex Corp. *	1,144,958
63,292	National Home Health Care Corp.	829,125
64,837	Option Care, Inc.	1,114,548
800	Pediatric Services of America, Inc. *	10,208
128,400	RehabCare Group, Inc. *	3,593,916
66,219	Res-Care, Inc. *	1,007,853
500	Sierra Health Services, Inc. *	27,555
200	SunLink Health Systems, Inc. *	1,110

		20,349,156

	Information & Services — 7.0%
800	Ablest, Inc. *	5,912
14,141	Almost Family, Inc. *	204,337
44,652	Ambassadors International, Inc.	702,376
38,000	American Dental Partners, Inc. *	720,480
113,800	American Retirement Corp. *	1,341,702
43,400	Angelica Corp.	1,173,970
142,300	Carriage Services, Inc. * (a)	702,962
90,122	Century Business Services, Inc. *	392,932
44,200	Cornell Cos., Inc. *	670,956
222,214	Discovery Partners International *	1,055,517
11,300	Ecology & Environment, Inc.	88,253
52,600	Exponent, Inc. *	1,445,974
137,881	Forrester Research, Inc. *	2,473,585
101,152	Healthcare Services Group, Inc.	2,108,008
186,502	Heidrick & Struggles International, Inc. *	6,391,424
32,919	Horizon Health Corp. *	917,782
223,146	Kelly Services, Inc., Class A	6,734,546
143,100	Kendle International, Inc. *	1,259,280
5,500	Kforce, Inc. *	61,050
1,200	Korn/ Ferry International *	24,900
60,520	Layne Christensen Co. *	1,098,438
4,800	Mac-Gray Corp. *	38,832
1,000	MAXIMUS, Inc. *	31,120
229,200	Metal Management, Inc.	6,158,604
57,630	Michael Baker Corp. *	1,129,548
11,550	Monro Muffler Brake, Inc. *	292,215
1,081,800	MPS Group, Inc. *	13,262,867
4,606	National Technical Systems, Inc. *	23,076
136,719	Navigant International, Inc. * (a)	1,663,870
301,439	NCO Group, Inc. *	7,792,198
4,450	Nobel Learning Communities, Inc. *	33,509
69,616	Opinion Research Corp. *	465,731
294,572	PAREXEL International Corp. *	5,979,812
90,000	Pre-Paid Legal Services, Inc. (a)	3,379,500
88,584	RCM Technologies, Inc. *	445,666
106,450	Schnitzer Steel Industries, Inc., Class A	3,611,849
34,854	Security National Financial Corp., Class A *	115,367
5,600	Spherion Corp. *	47,040
171,258	Steiner Leisure Ltd. *	5,117,189
938,605	Stewart Enterprises, Inc., Class A *	6,560,849
150,263	TeleTech Holdings, Inc. *	1,456,048
264,200	The Brink’s Co.	10,441,184
9,624	Vertrue, Inc. (a)	363,498
8,700	Volt Information Sciences, Inc. *	255,693

		98,239,649

	Instruments — 6.6%
78,652	Allied Healthcare Products, Inc. *	515,171
1,074	AngioDynamics, Inc. *	23,789
12,305	Atrion Corp.	556,740
4,400	Badger Meter, Inc.	131,780
37,489	Bio-Logic Systems Corp. *	341,150
460,242	Checkpoint Systems, Inc. *	8,307,368
1,599	CNS, Inc.	20,067
70,000	Compex Technologies, Inc. *	326,900
334,211	CONMED Corp. *	9,498,277
145,114	Datascope Corp. (a)	5,759,575
8,346	Enpath Medical, Inc. *	90,137
129,720	Esterline Technologies Corp. *	4,235,358
10,100	Frequency Electronics, Inc.	149,985

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Instruments continued
239,700	Haemonetics Corp. *	$8,679,537
254,700	Invacare Corp.	11,782,421
25,210	K-Tron International, Inc. *	670,712
26,326	Kewaunee Scientific Corp.	239,567
23,112	LeCroy Corp. *	539,434
1,700	Mesa Laboratories, Inc.	21,684
205,200	Mine Safety Appliances Co.	10,403,640
64,226	Misonix, Inc. *	418,111
2,952	Molecular Devices Corp. *	59,335
28,185	MTS Systems Corp.	952,935
46,988	New Brunswick Scientific Co., Inc. *	291,326
29,264	O.I. Corp. *	289,128
243,003	Ocular Sciences, Inc. *	11,909,576
26,434	OYO Geospace Corp. *	495,109
17,098	Perceptron, Inc. *	124,815
20,966	Schmitt Industries, Inc. * (a)	147,622
387,900	Sola International, Inc. *	10,682,766
27,300	Span-America Medical Systems, Inc.	340,704
110,355	Trimble Navigation Ltd. *	3,646,129
44,100	Vicon Industries, Inc. *	207,270

		91,858,118

	Insurance — 4.0%
2,186	American National Insurance Co.	227,694
76,900	American Safety Insurance Holdings Ltd. *	1,256,546
91,500	AmerUs Group Co.	4,144,950
58,951	Argonaut Group, Inc. *	1,245,635
2,500	Bancinsurance Corp. *	18,125
175,500	Commerce Group, Inc.	10,712,520
1,600	Crawford & Co., Class B	12,000
238,750	Delphi Financial Group, Inc., Class A	11,018,313
29	EMC Insurance Group, Inc.	628
44,700	FBL Financial Group, Inc., Class A	1,276,185
83,400	FPIC Insurance Group, Inc. * (a)	2,950,692
82,300	Great American Financial Resources, Inc.	1,429,551
46,600	Horace Mann Educators Corp.	889,128
27,738	Independence Holding Co.	511,766
220,158	Max Re Capital Ltd.	4,695,970
2,700	Merchants Group, Inc.	64,800
46,686	Midland Co.	1,459,871
3,400	National Financial Partners Corp.	131,920
14,446	National Security Group, Inc.	327,202
17,281	National Western Life Insurance Co., Class A *	2,879,187
3,400	NYMAGIC, Inc.	86,020
57,171	Ohio Casualty Corp. *	1,326,939
32,989	Presidential Life Corp.	559,493
37,030	RTW, Inc. *	351,044
16,900	SCPIE Holdings, Inc. (a)	167,310
95,013	Selective Insurance Group, Inc.	4,203,375
90,500	UICI	3,067,950
6,276	Unico American Corp. *	58,994
7,600	United American Healthcare Corp. *	47,948
25,350	United Fire & Casualty Co.	854,549

		55,976,305

	IT Hardware — 2.8%
2,998	Allen Organ Co., Class B	206,487
5,000	American Technical Ceramics Corp. *	49,900
32,200	Amtech Systems, Inc. *	135,272
3,100	Blonder Tongue Laboratories, Inc. *	13,361
4,260	Catalyst Semiconductor, Inc. *	23,430
63,985	Cobra Electronics Corp. *	518,918
247,704	Digi International, Inc. *	4,258,032
81,710	Diodes, Inc. *	1,849,097
131,819	EMS Technologies, Inc. *	2,190,832
11,000	Espey Manufacturing & Electronics Corp.	288,200
3,923	Globecomm Systems, Inc. * (a)	24,950
71,069	inTEST Corp. *	312,704
34,300	Merrimac Industries, Inc. *	309,215
600,413	Microsemi Corp. *	10,423,170
364,198	Orbital Sciences Corp. *	4,308,462
141,901	Peak International Ltd. *	580,943
137,371	Photronics, Inc. *	2,266,622
155,685	Radyne ComStream, Inc. *	1,162,967
26,330	SMTEK International, Inc. *	371,253
985	Sparton Corp. *	8,875
694	Spectrum Control, Inc. *	5,038
10,600	Stoneridge, Inc. *	160,378
2,500	Sunair Electronics, Inc. *	41,275
497,366	Symmetricom, Inc. *	4,829,424
15,663	Telular Corp. * (a)	133,292
114,639	TTM Technologies, Inc. *	1,352,740
128,666	ViaSat, Inc. *	3,122,724
34,018	Virage Logic Corp. *	631,714
13,100	Woodhead Industries, Inc.	209,993

		39,789,268

	Land & Water Transportation — 3.5%
48,577	Alexander & Baldwin, Inc.	2,060,636
4,300	B & H Ocean Carriers Ltd. * (a)	54,180
102,938	Celadon Group, Inc. *	2,290,371
3,000	Dynamex, Inc. *	55,590
327,477	EGL, Inc. *	9,788,288
346,600	General Maritime Corp.	13,846,671
3,900	Hub Group, Inc., Class A *	203,658
4,400	Maritrans, Inc.	79,948
7,537	Marten Transport Ltd. *	171,316

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Land & Water Transportation continued
3,500	Nordic American Tanker Shipping Ltd. (a)	$136,675
195,800	Overseas Shipholding Group, Inc.	10,808,160
5,585	SCS Transportation, Inc. *	130,521
39,900	Sea Containers Ltd., Class A	785,631
17,453	Ship Finance International Ltd. (a)	358,142
16,000	Total Logistics, Inc. *	431,344
755	Transport Corp. of America, Inc. *	6,342
68,757	U.S. Xpress Enterprises, Inc., Class A *	2,014,580
77,669	USA Truck, Inc. *	1,320,373
68,820	Yellow Roadway Corp. *	3,833,962

		48,376,388

	Metal Products & Machinery — 5.5%
100	Alamo Group, Inc.	2,716
54,816	Allied Motion Technologies, Inc. *	395,772
15,084	Astec Industries, Inc. *	259,596
3,300	Blount International, Inc. *	57,486
37,306	Bonso Electronics International, Inc.	197,311
6,600	Chicago Rivet & Machine Co.	179,487
900	Eastern Co.	18,000
187,600	EnPro Industries, Inc. *	5,547,332
34,900	ESCO Technologies, Inc. *	2,675,085
70,038	Evans & Sutherland Computer Corp. *	488,165
6,249	Federal Screw Works	207,154
14,149	Flanders Corp. *	135,830
44,700	Gehl Co. *	1,043,745
40,300	General Bearing Corp. *	201,540
187,500	Gerber Scientific, Inc. *	1,426,875
500	Greenbrier Cos., Inc.	16,925
84,992	Hardinge, Inc.	1,147,392
14,000	Hawk Corp., Class A *	120,960
37,000	International Aluminum Corp.	1,252,450
236,900	Kennametal, Inc.	11,790,513
15,882	Key Technology, Inc. *	153,261
509,700	Lennox International, Inc.	10,372,395
73	Middleby Corp.	3,703
9,100	P & F Industries, Inc. *	138,584
1,800	Peerless Manufacturing Co. *	26,550
93	Powell Industries, Inc. *	1,720
9,388	Q.E.P. Co., Inc. *	140,163
62,700	Rayovac Corp. *	1,916,112
183,000	Regal-Beloit Corp.	5,233,800
13,898	Rofin-Sinar Technologies, Inc. *	589,970
33,200	SL Industries, Inc. *	469,780
93,000	Standard Motor Products, Inc.	1,469,400
80,200	Standex International Corp.	2,284,898
900	TB Wood’s Corp.	5,634
98,200	Tecumseh Products Co., Class B	4,469,573
154,000	Thomas Industries, Inc.	6,147,680
118,480	Toro Co.	9,638,348
31,500	Twin Disc, Inc.	804,825
3,500	Water Pik Technologies, Inc. *	62,055
57,890	Woodward Governor Co.	4,145,503
47,200	York International Corp.	1,630,288

		76,868,576

	Miscellaneous Finance — 0.9%
151,100	Affiliated Managers Group, Inc. *	10,235,514
49,768	Maxcor Financial Group, Inc.	440,944
45,300	Stifel Financial Corp. *	949,035
12,400	SWS Group, Inc.	271,808

		11,897,301

	Oil & Coal Resources — 2.9%
3,400	Barnwell Industries, Inc.	251,634
39,100	Berry Petroleum Co., Class A	1,865,070
150,500	Cabot Oil & Gas Corp.	6,659,626
14,900	Callon Petroleum Co. *	215,454
94,281	Carrizo Oil & Gas, Inc. *	1,065,375
58,913	Castle Energy Corp.	735,764
4,600	Contango Oil & Gas Co. *	33,304
16,500	Dominion Resources Black Warrior Trust (a)	595,650
3,400	Eastern American Natural Gas Trust	85,850
107,100	Edge Petroleum Corp. *	1,561,518
229,500	Energy Partners Ltd. *	4,651,965
1,000	Houston Exploration Co. *	56,310
29,600	Hugoton Royalty Trust (a)	775,520
10,725	Isramco, Inc. *	56,414
261,900	KCS Energy, Inc. *	3,870,882
94,900	Magnum Hunter Resources, Inc. *	1,224,210
333,000	Meridian Resource Corp. *	2,014,650
133,000	Penn Virginia Corp.	5,395,810
6,600	Prime Energy, Inc. *	133,650
17,200	Range Resources Corp.	351,912
155,400	Resource America, Inc., Class A (a)	5,050,500
1,400	Southwestern Energy Co. *	70,966
114,800	Swift Energy Co. *	3,322,312
54	Toreador Resources Corp. * (a)	1,198

		40,045,544

	Oil Distribution — 0.4%
1,400	Adams Resources & Energy, Inc.	24,696
179,000	Frontier Oil Corp.	4,772,140
28,700	TransMontaigne, Inc. *	175,931

		4,972,767

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock continued
	Oil Drilling & Services — 1.7%
46,569	Dawson Geophysical Co. *	$1,017,533
34,273	Lufkin Industries, Inc.	1,367,767
20,000	McDermott International, Inc. *	367,200
153,900	NATCO Group, Inc., Class A *	1,354,320
127,700	Newpark Resources, Inc. *	657,655
30,500	Oceaneering International, Inc. *	1,138,260
103,800	Oil States International, Inc. *	2,002,302
222,000	TETRA Technologies, Inc. *	6,282,600
137,800	Todco, Class A *	2,538,276
334,800	Veritas DGC, Inc. *	7,502,868
7,200	W-H Energy Services, Inc. *	160,992

		24,389,773

	Photooptical, Micros & Office Machinery — 0.9%
61	Dataram Corp. *	388
15,122	Delphax Technologies, Inc. *	59,732
300	Hauppauge Digital, Inc. *	1,839
2,384	Interphase Corp. *	20,073
98,500	PAR Technology Corp. *	1,115,020
67,977	Printronix, Inc. *	1,217,468
2,998	RadiSys Corp. *	58,611
258,343	SafeNet, Inc. *	9,491,522

		11,964,653

	Publishing, Broadcasting & Cinema — 1.4%
112,300	American Greetings Corp., Class A	2,846,805
9,300	Catalina Marketing Corp.	275,559
135,400	Consolidated Graphics, Inc. *	6,214,860
32,903	Emak Worldwide, Inc. *	329,030
150,300	Media General, Inc., Class A	9,740,943
24,800	Outlook Group Corp.	196,168
14,000	Tufco Technologies, Inc. *	122,710
37,300	World Wrestling Entertainment, Inc.	452,449

		20,178,524

	Real Estate Development — 0.6%
34,825	AMREP Corp.	800,975
29,009	Avatar Holdings, Inc. * (a)	1,395,333
252,300	Bluegreen Corp. *	5,003,109
8,400	ILX Resorts, Inc. (a)	85,596
17,100	J.W. Mays, Inc. *	244,274
4,236	Patriot Transportation Holding, Inc. *	190,573
272	Stratus Properties, Inc. *	4,311
20,553	Tarragon Corp. * (a)	366,871
5,400	United Capital Corp. *	122,310

		8,213,352

	Real Estate Investment Trusts — 4.3%
262,000	American Home Mortgage Investment Corp.	8,973,500
21,700	Amli Residential Properties Trust	694,400
63,300	Bedford Property Investors, Inc.	1,798,353
9,500	Boykin Lodging Co. *	87,020
334,800	Brandywine Realty Trust	9,839,772
34,900	Commercial NET Lease Realty	718,940
303,700	CRT Properties, Inc.	7,246,282
600	Entertainment Properties Trust	26,730
38,400	Hanover Capital Mortgage Holdings, Inc.	414,720
137,600	LTC Properties, Inc.	2,739,616
287,200	Maguire Properties, Inc.	7,886,512
52,100	Mission West Properties, Inc.	554,344
10,200	National Health Realty, Inc.	204,102
100	Newcastle Investment Corp.	3,178
16,900	One Liberty Properties, Inc.	350,168
94,600	Parkway Properties, Inc.	4,800,950
117,900	Pennsylvania Real Estate Investment Trust	5,046,120
1,000	Presidential Realty Corp., Class B	9,800
100,125	Reckson Associates Realty Corp.	3,285,101
93,601	Trizec Properties, Inc.	1,770,931
263,300	Winston Hotels, Inc.	3,109,573

		59,560,112

	Restaurants, Hotels & Theaters — 2.9%
38,200	Ark Restaurants Corp.	1,497,440
244,480	Aztar Corp. *	8,537,241
3,915	Champps Entertainment, Inc. *	33,747
70,868	Checkers Drive-In Restaurants, Inc. *	949,631
6,200	CKE Restaurants, Inc. *	89,962
139,800	Dave & Buster’s, Inc. *	2,823,960
7,400	Dover Motorsports, Inc.	42,402
146,650	Famous Dave’s of America, Inc. *	1,864,068
26,500	Frisch’s Restaurants, Inc.	631,495
116,900	Interstate Hotels & Resorts, Inc. *	626,584
20,200	J. Alexander’s Corp. *	149,480
261,100	Landry’s Restaurants, Inc.	7,587,566
210,759	Lone Star Steakhouse & Saloon, Inc.	5,901,252
16,900	Marcus Corp.	424,866
5,332	Max & Erma’s Restaurants, Inc. *	69,049
5,900	Monarch Casino & Resort, Inc. *	239,245
154,993	Movie Gallery, Inc.	2,955,717
32,739	Nathan’s Famous, Inc. *	252,418
24,004	Rubio’s Restaurants, Inc. *	291,169

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares		Value

	Common Stock, Restaurants, Hotels & Theaters continued
139,150	Ryan’s Restaurant Group, Inc. *	$2,145,693
33,082	Sands Regent * (a)	429,934
9,000	Sonesta International Hotels Corp., Class A *	58,995
6,000	Star Buffet, Inc.	35,400
147,400	Vail Resorts, Inc. *	3,304,708
3,900	WestCoast Hospitality Corp. *	23,790

		40,965,812

	Retail — 5.7%
89,200	Aeropostale, Inc. *	2,625,156
65,700	Blair Corp.	2,342,862
32,410	Books-A-Million, Inc.	311,784
193,300	Burlington Coat Factory Warehouse Corp.	4,387,910
42,800	Cash America International, Inc.	1,272,444
885,605	Charming Shoppes, Inc. *	8,298,119
38,049	Cost-U-Less, Inc. *	266,343
23,403	Dress Barn, Inc. *	411,893
3,351	Excelligence Learning Corp. *	14,744
107,491	EZCORP, Inc., Class A * (a)	1,656,436
14,971	Finlay Enterprises, Inc. *	296,276
200	Foodarama Supermarkets, Inc. *	7,950
18,340	Goody’s Family Clothing, Inc.	167,628
16,700	Gottschalks, Inc. *	148,463
46,905	Hastings Entertainment, Inc. *	388,373
58,400	Haverty Furniture Cos., Inc.	1,080,400
480,688	Insight Enterprises, Inc. *	9,863,718
158,800	Jo-Ann Stores, Inc. *	4,373,352
147,700	Longs Drug Stores Corp.	4,072,089
10,408	PC Mall, Inc. * (a)	232,931
164,200	Retail Ventures, Inc. *	1,165,820
47,400	REX Stores Corp. *	720,006
63,629	Rock of Ages Corp.	464,492
174,900	Ruddick Corp.	3,793,581
6,000	Rush Enterprises, Inc., Class A *	97,380
12,100	Rush Enterprises, Inc., Class B *	209,451
4,000	S&K Famous Brands, Inc. *	65,240
241,700	ShopKo Stores, Inc. *	4,514,956
84,500	Smart & Final, Inc. *	1,215,955
35,900	Sport Chalet, Inc. *	501,164
146,719	Stage Store, Inc.	6,091,773
119,924	Stein Mart, Inc. *	2,045,903
7,200	Syms Corp. *	87,480
7,100	Systemax, Inc. *	52,114
63,768	The Bon-Ton Stores, Inc.	1,004,346
169,800	Trans World Entertainment Corp. *	2,117,406
20,592	Village Super Market, Inc., Class A	781,055
33,900	Weis Markets, Inc.	1,307,523
388,200	Zale Corp. *	11,595,534

		80,050,050

	Soaps & Cosmetics — 0.2%
39,200	Cascade International, Inc. * (a), (b)	0
34,710	CPAC, Inc.	187,434
2,707	Del Laboratories, Inc. *	94,068
84,383	Parlux Fragrances, Inc. * (a)	1,896,930

		2,178,432

	Software — 6.5%
231,260	American Software, Inc., Class A	1,394,498
1,532	Ansoft Corp. *	30,946
15,598	ANSYS, Inc. *	500,072
36,559	Applix, Inc. *	186,451
141,007	Black Box Corp.	6,771,156
791,686	Borland Software Corp. *	9,246,891
18,979	Cerner Corp. *	1,009,113
652,600	CIBER, Inc. *	6,291,064
20,300	Computer Task Group, Inc. *	113,680
34,039	Covansys Corp. *	520,797
15,906	CSP, Inc. *	165,247
578	Dendrite International, Inc. *	11,213
109,294	Edgewater Technology, Inc. *	535,541
343,178	eFunds Corp. *	8,239,704
3,189	Epicor Software Corp. *	44,933
12,903	EuroWeb International Corp. * (a)	50,322
20,295	First Consulting Group, Inc. *	124,002
62,139	Hyperion Solutions Corp. *	2,896,920
221,366	IDX Systems Corp. *	7,628,272
31,613	infoUSA, Inc. *	353,749
205	Innotrac Corp. *	1,745
118	Integral Systems, Inc.	2,295
101,891	Internet Security Systems, Inc. *	2,368,966
80,100	Jupitermedia Corp. *	1,904,778
4,223	Keynote Systems, Inc. *	58,784
45,939	Manatron, Inc. *	386,347
1,792	Marchex, Inc., Class B * (a)	37,632
7,697	Micros Systems, Inc. *	600,828
25,700	Moldflow Corp. *	408,630
97,797	NetManage, Inc. *	630,791
4,571	NetScout Systems, Inc. *	31,906
38,129	Norstan, Inc. *	211,235
26,832	NWH, Inc.	374,816
424	Omtool Ltd. *	3,583
1,766,412	Parametric Technology Corp. *	10,404,166
157,655	Pegasus Solutions, Inc. *	1,986,453
519,100	Perot Systems Corp., Class A *	8,321,172
12,135	Phoenix Technologies Ltd. *	100,235
262,568	PLATO Learning, Inc. *	1,956,132
19,900	ProQuest Co. *	591,030

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Shares or Principal		Value

	Common Stock, Software continued
47,080	Radica Games Ltd.	$374,757
101,406	RSA Security, Inc. *	2,034,204
21,242	S1 Corp. *	192,453
187,334	SeaChange International, Inc. * (a)	3,267,105
1,800	Segue Software, Inc. *	11,250
120	Sento Corp. *	588
9,330	SI International, Inc. *	286,991
63,727	Source Interlink Cos., Inc. *	846,295
7,983	State Auto Financial Corp.	206,361
300	Superior Consultant Holdings Corp. *	2,532
280,245	Sykes Enterprises, Inc. *	1,947,703
22,650	TechTeam Global, Inc. *	230,351
1,600	Tier Technologies, Inc., Class B *	14,800
200	Tripos, Inc. *	1,066
43,900	TSR, Inc.	372,711
19,200	Tyler Technologies, Inc. *	160,512
14,650	Ulticom, Inc *	234,840
241,616	Witness Systems, Inc. *	4,218,615

		90,899,229

	Textiles & Apparel — 2.2%
30,366	Ashworth, Inc. *	330,686
1,100	Culp, Inc. *	7,458
12,900	Cutter & Buck, Inc.	187,953
74,600	Deckers Outdoor Corp. * (a)	3,505,454
147,400	DHB Industries, Inc. * (a)	2,806,496
61,198	Haggar Corp.	1,436,868
13,200	Hallwood Group, Inc. *	1,405,800
33,376	Hampshire Group Ltd. *	1,051,411
600	Hartmarx Corp. *	4,662
200	Jaclyn, Inc. *	1,544
21,400	McRae Industries, Inc., Class A	234,116
329,500	Phillips-Van Heusen Corp.	8,896,500
107,100	Russell Corp.	2,086,308
14,720	Saucony, Inc., Class A	409,952
2,600	Superior Uniform Group, Inc.	38,870
800,700	Tommy Hilfiger Corp. *	9,031,895

		31,435,973

	Wholesale — 2.6%
27,342	All American Semiconductor, Inc. *	161,865
6,000	Anixter International	215,940
11,400	Applied Industrial Technologies, Inc.	312,360
14,591	Aristotle Corp. *	102,443
408,600	Aviall, Inc. *	9,385,543
2,000	Coast Distribution System, Inc.	14,700
22,800	Delta Apparel, Inc.	552,900
149,850	Department 56, Inc. *	2,495,003
2,693	DXP Enterprises, Inc. *	12,953
29,900	Enesco Group, Inc. * (a)	241,592
8,200	First Aviation Services, Inc. *	35,096
76,085	GTSI Corp. *	799,653
239,105	Handleman Co.	5,135,975
97,800	Industrial Distribution Group, Inc. *	811,740
112,044	Insurance Auto Auctions, Inc. *	2,512,026
2,500	Lazare Kaplan International, Inc. *	23,775
74,664	Manchester Technologies, Inc. *	745,893
40,400	NACCO Industries, Inc. Class A	4,258,160
218,810	Navarre Corp. * (a)	3,851,056
6,798	Noland Co. (a)	312,708
45	NuCo2, Inc. * (a)	999
10,200	Park-Ohio Holdings Corp. *	264,180
88,579	Pomeroy IT Solutions, Inc. *	1,347,287
29,174	Richardson Electronics Ltd.	309,536
13,484	Spartan Stores, Inc. *	89,669
20,091	TESSCO Technologies, Inc. *	281,073
13,600	Valley National Gases, Inc.	244,800
90,416	Ventiv Health, Inc. *	1,837,253
3,300	Watsco, Inc., Class B	115,830

		36,472,008

	Total Common Stock (Cost $998,716,972)	1,375,559,801

	Repurchase Agreement — 1.7%
$23,430,000	State Street Bank dated 12/31/04, due 1/3/05 at 1.25% with a maturity value of $23,432,441 (Fully collateralized by a Fannie Mae Security)	23,430,000

	Total Repurchase Agreement (Cost $23,430,000)	23,430,000

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Small Capitalization Fund

Principal		Value

	Securities Held as Collateral for Securities Lending — 6.5%
$90,320,973	Pool of various Securities for Laudus Rosenberg U.S. Small Capitalization Fund (c)	$90,320,973

	Total Securities Held as Collateral for Securities Lending (Cost $90,320,973)	90,320,973

	Total Investments (Cost $1,112,467,945) (d) — 106.6%	$1,489,310,774

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

(a)	All or a portion of this security was on loan as of December 31, 2004.

(b)	Bankrupt security/delisted; fair-valued by Management.

(c)	As of December 31, 2004, the cash collateral received from securities on loan was invested in the following securities:

Investment Vehicle	Shares	Value

AIM Liquid Assets Portfolio	37,763,385	$37,763,385
AIM Prime Assets Portfolio	6,400,781	6,400,781
AIM Treasury Portfolio	40,045,546	40,045,546
Janus Money Market Fund	1,111,260	1,111,260
Reserve Primary Fund — Class 8	5,000,000	5,000,000
Scudder Money Market Series Fund	1	1

Total Invested Balance		$90,320,973

(d)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$388,915,522
Unrealized depreciation	(12,072,693)

Net unrealized appreciation	$376,842,829

Laudus Trust

Laudus Rosenberg International Equity Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 92.0%
	Australia — 4.4%
	Agriculture, Food & Beverage — 0.2%
4,118	Coca-Cola Amatil Ltd.	$26,244
1,988	Great Southern Plantations Ltd.	6,561
2,682	Timbercorp Ltd.	4,268

		37,073

	Airlines — 0.1%
8,854	Qantas Airways Ltd.	25,750

	Banks & Credit Institutions — 1.8%
7,112	Australia & New Zealand Banking Group Ltd.	114,791
4,887	Commonwealth Bank of Australia	122,974
3,141	National Australia Bank Ltd.	70,961
6,990	Westpac Banking Corp.	106,795

		415,521

	Basic Minerals & Metals — 0.7%
7,353	BHP Billiton Ltd.	88,421
4,777	BlueScope Steel Ltd.	30,895
981	Downer EDI Ltd.	3,637
2,339	Iluka Resources Ltd.	11,533
1,387	Jubilee Mines NL	4,838
7,122	Smorgon Steel Group Ltd.	6,755
3,407	Ticor Ltd.	4,006
2,686	WMC Resources Ltd.	15,202

		165,287

	Construction & Homebuilding — 0.0%
260	Sunland Group Ltd.	371

	Construction Materials — 0.0%
1,453	Adelaide Brighton Ltd.	1,936

	Electric Utilities — 0.1%
2,999	Australian Gas Light Co., Ltd.	32,208

	Financial Investments — 0.0%
1,145	Coates Hire Ltd.	3,940

	Forest Products & Paper — 0.1%
5,680	Amcor Ltd.	32,726

	Information & Services — 0.0%
2,296	AWB Ltd.	8,189

	Instruments — 0.0%
1,667	Ansell Ltd.	11,669

	Insurance — 0.4%
7,411	Insurance Australia Group Ltd.	37,354
4,495	Promina Group Ltd.	19,028
2,603	SunCorp.-Metway Ltd.	35,464

		91,846

	IT Hardware — 0.0%
2,730	Telstra Corp., Ltd.	10,508

	Oil & Coal Resources — 0.2%
7,420	Oil Search Ltd.	10,528
4,185	Santos Ltd.	27,819
1,470	Washington H. Soul Pattinson & Co., Ltd.	11,535

		49,882

	Oil Distribution — 0.1%
1,518	Caltex Australia Ltd.	12,923

	Publishing, Broadcasting & Cinema — 0.1%
3,958	Austereo Group Ltd.	5,213
1,109	John Fairfax Holdings Ltd.	3,956
189	Southern Cross Broadcasting Australia) Ltd.	2,283
3,581	Village Roadshow Ltd. *	6,175

		17,627

	Restaurants, Hotels & Theaters — 0.0%
1,473	Amalgamated Holdings Ltd.	4,965

	Retail — 0.3%
9,581	Coles Myer Ltd.	74,054
956	Colorado Group Ltd.	4,571

		78,625

	Soaps & Cosmetics — 0.0%
11	Campbell Brothers Ltd.	93

	Wholesale — 0.3%
187	Alesco Corp., Ltd.	1,187
4,418	Boral Ltd.	23,793
635	Crane Group Ltd.	4,843
3,375	Lion Nathan Ltd.	22,753
666	Sims Group Ltd.	9,293
366	Wesfarmers Ltd.	11,419

		73,288

		1,074,427

	Austria — 0.6%
	Basic Minerals & Metals — 0.2%
480	voestalpine AG	37,287

	Oil Distribution — 0.4%
360	OMV AG	108,479

		145,766

	Belgium — 1.0%
	Banks & Credit Institutions — 0.6%
1,095	Algemene Maatschappij voor
	Nijverheidskredit NV (Almanij)	112,224
1,200	Fortis	33,193

		145,417

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Belgium continued
	Gas & Other Public Utilities — 0.4%
21	Distrigaz	$87,060

		232,477

	Denmark — 0.6%
	Agriculture, Food & Beverage — 0.1%
533	Danisco A/ S	32,530

	Basic Minerals & Metals — 0.2%
1,800	NKT Holding A/ S	52,462

	Information & Services — 0.3%
1,200	ISS A/ S	66,989

		151,981

	Finland — 1.6%
	Airlines — 0.0%
1,001	Finnair Oyj	7,565

	Basic Minerals & Metals — 0.3%
3,200	Outokumpu Oyj	57,197
2,034	Rautaruukki Oyj	24,164

		81,361

	Cellular & Wireless — 0.2%
3,000	Elisa Corp. *	48,362

	Chemicals & Rubber — 0.2%
3,000	Kemira Oyj	41,430

	Electric Utilities — 0.5%
7,000	Fortum Oyj	129,590

	Forest Products & Paper — 0.1%
2,069	M-real Oyj, Class B	13,218

	Land & Water Transportation — 0.2%
2,700	Finnlines Oyj	46,976

	Wholesale — 0.1%
665	Orion Oyj, Class A	10,892
271	Orion Oyj, Class B	4,387

		15,279

		383,781

	France — 8.0%
	Airlines — 0.2%
2,700	Air France-KLM	51,453

	Autos — 0.7%
2,700	PSA Peugeot Citroen	171,388

	Banks & Credit Institutions — 2.6%
3,800	BNP Paribas	275,302
3,200	Societe Generale	323,829

		599,131

	Basic Minerals & Metals — 0.0%
280	Nexans SA	11,010

	Chemicals — 0.6%
2,100	Compagnie Generale des Etablissements Michelin, Class B	134,700

	Construction Materials — 0.6%
2,450	Compagnie de Saint-Gobain	147,593

	Financial Investments — 0.2%
270	Societe Fonciere Financiere et de Participations (FFP)	58,720

	Furniture & Household Items — 0.1%
600	Plastic Omnium SA	32,540

	Government Aircraft & Defense — 0.3%
1,500	Thales SA	72,013

	Instruments — 0.2%
600	Bacou-Dalloz	48,117

	Insurance — 0.2%
595	CNP Assurances	42,621

	Integrated Oil Cos. — 1.7%
1,920	Total SA	419,389

	Land & Water Transportation — 0.0%
15	Geodis	1,580

	Metal Products & Machinery — 0.1%
850	Valeo SA	35,585

	Retail — 0.1%
530	Rallye SA	27,447

	Textiles & Apparel — 0.4%
1,500	Christian Dior SA	102,046

		1,955,333

	Germany — 6.7%
	Autos — 0.8%
4,200	DaimlerChrysler AG	201,237

	Cellular & Wireless — 1.8%
18,900	Deutsche Telekom AG *	427,479

	Chemicals & Rubber — 2.5%
5,000	BASF AG	359,657
8,000	Bayer AG	270,763

		630,420

	Drugs & Pharmaceuticals — 0.7%
2,400	Degussa AG	100,639
900	Merck KGaA	61,533

		162,172

	Instruments — 0.3%
600	Fresenius AG	61,166

	Metal Products & Machinery — 0.1%
842	Salzgitter AG	16,343

	Miscellaneous Finance — 0.5%
1,400	Deutsche Bank AG	124,263

		1,623,080

	Greece — 0.1%
	Banks & Credit Institutions — 0.1%
120	Bank of Greece	15,724

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock continued
	Hong Kong — 1.8%
	Autos — 0.0%
5,000	Johnson Electric Holdings Ltd.	$4,857

	Banks & Credit Institutions — 0.2%
3,200	Bank of East Asia Ltd.	9,942
24,000	BOC Hong Kong (Holdings) Ltd.	45,853
6,000	International Bank of Asia Ltd.	2,393

		58,188

	Cellular & Wireless — 0.0%
3,000	SmarTone Telecommunications Holdings Ltd.	3,358

	Electric Utilities — 0.1%
7,000	HongKong Electric Holdings Ltd.	31,971

	IT Hardware — 0.0%
1,000	ASM Pacific Technology Ltd.	3,602

	Land & Water Transportation — 0.3%
4,000	Hutchison Whampoa Ltd.	37,439
6,000	Orient Overseas International Ltd.	22,733

		60,172

	Miscellaneous Finance — 0.1%
3,000	Guoco Group Ltd.	29,333

	Real Estate Development — 0.9%
4,000	Cheung Kong (Holdings) Ltd.	39,884
8,000	Hang Lung Group Ltd.	15,747
16,000	Hang Lung Properties Ltd.	24,703
5,000	Henderson Investment Ltd.	7,301
2,000	Henderson Land Development Co., Ltd.	10,395
4,000	Hong Kong Ferry (Holdings) Co., Ltd.	4,451
14,000	Hopson Development Holdings Ltd.	5,088
8,000	Kerry Properties Ltd.	17,085
7,000	MTR Corp., Ltd.	11,212
5,000	Swire Pacific Ltd., Class A	41,814
10,000	Wheelock & Co., Ltd.	16,468

		194,148

	Wholesale — 0.2%
1,000	Esprit Holdings Ltd.	6,047
2,000	Jardine Matheson Holdings Ltd.	31,800
2,000	Yue Yuen Industrial (Holdings) Ltd.	5,506

		43,353

		428,982

	Italy — 3.2%
	Banks & Credit Institutions — 1.3%
40,000	Banca Intesa S.p.A.	192,470
7,920	SanPaolo IMI S.p.A.	114,112

		306,582

	Communications Utilities — 0.5%
30,000	Telecom Italia S.p.A.	122,740

	Electric Utilities — 0.1%
9,119	C.I.R. S.p.A. — Compagnie Industriali Riunite	27,021

	Integrated Oil Cos. — 1.3%
12,205	Eni S.p.A.	305,581

	Publishing, Broadcasting & Cinema — 0.0%
7,558	Cofide S.p.A. — Compagnia Finanziaria de Benedetti	9,349

		771,273

	Japan — 20.0%
	Agriculture, Food & Beverage — 0.2%
2,000	Kinki Coca-Cola Bottling Co., Ltd.	19,108
400	Kirin Beverage Corp.	9,310
2,000	Mikuni Coca-Cola Bottling Co., Ltd.	19,284

		47,702

	Autos — 1.9%
12,000	Fuji Heavy Industries Ltd.	58,554
3,600	Honda Motor Co., Ltd.	186,552
2,000	Mitsuba Corp.	15,302
2,000	Topre Corp.	15,458
5,000	Toyota Motor Corp.	203,474

		479,340

	Banks & Credit Institutions — 3.5%
400	Acom Co., Ltd.	29,940
5,000	Bank of Yokohama Ltd.	31,521
2,000	Chugoku Bank Ltd.	24,261
6,000	Daishi Bank Ltd.	24,475
2,000	Joyo Bank Ltd.	9,759
2,000	Kagoshima Bank Ltd.	13,233
10,000	Mitsui Trust Holdings, Inc.	99,932
18	Mizuho Financial Group, Inc.	90,641
3,000	San-in Godo Bank Ltd.	24,622
5,000	Shiga Bank Ltd.	29,033
2,000	Shizuoka Bank Ltd.	18,952
19	Sumitomo Mitsui Financial Group, Inc.	138,139
9,000	Sumitomo Trust & Banking Co., Ltd.	65,082
1,100	Takefuji Corp.	74,393
22	UFJ Holdings, Inc.	133,328
5,000	Yamaha Motor Co., Ltd.	75,046

		882,357

	Basic Minerals & Metals — 0.9%
50,000	Kobe Steel Ltd.	76,607
22,000	Nippon Steel Corp.	53,889
17,000	Nisshin Steel Co., Ltd.	39,153
32,000	Sumitomo Metal Industries Ltd.	43,408

		213,057

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Japan continued
	Beer, Liquor & Tobacco — 0.9%
2,000	Asahi Breweries Ltd.	$24,768
10	Japan Tobacco, Inc.	114,180
7,000	Kirin Brewery Co., Ltd.	68,927

		207,875

	Cellular & Wireless — 0.2%
9	KDDI Corp.	48,482

	Chemicals & Rubber — 1.3%
6,000	Bridgestone Corp.	119,451
14,000	Dainippon Ink & Chemicals, Inc.	32,244
28,000	Mitsubishi Chemical Corp.	85,254
3,000	Mitsui Chemicals, Inc.	16,336
1,000	Nippon Shokubai Co., Ltd.	8,666
3,000	Sakai Chemical Industry Co., Ltd.	13,672
2,000	Toyo Tire & Rubber Co., Ltd.	6,441
6,000	Yokohama Rubber Co., Ltd.	23,421

		305,485

	Communications Utilities — 0.6%
33	Nippon Telegraph & Telephone Corp.	148,141

	Construction & Homebuilding — 0.9%
600	Chudenko Corp.	9,404
3,000	Daiwa House Industry Co., Ltd.	34,108
2,000	Kyudenko Corp.	10,637
3,000	Maeda Corp.	14,433
3,000	Maeda Road Construction Co., Ltd.	23,597
2,000	Nippo Corp.	13,038
8,000	Sekisui House Ltd.	93,218
2,000	Yurtec Corp.	10,676

		209,111

	Construction Materials — 0.6%
10,000	Asahi Glass Co., Ltd	110,276
2,000	NGK Spark Plug Co., Ltd.	20,709
2,000	Sekisui Jushi Corp.	12,921

		143,906

	Consumer Durables — 0.2%
3,100	Pioneer Corp.	60,506

	Drugs & Pharmaceuticals — 0.1%
200	Cawachi Ltd.	9,134
2,000	Nippon Shinyaku Co., Ltd.	16,395

		25,529

	Electric Utilities — 1.5%
2,800	Chubu Electric Power Co., Inc.	67,220
2,800	Kansai Electric Power Co., Inc.	56,836
4,700	Kyushu Electric Power Co., Inc.	94,945
1,700	Tohoku Electric Power Co., Inc.	30,526
4,300	Tokyo Electric Power Co., Inc.	105,538

		355,065

	Information & Services — 0.1%
2,000	Aichi Toyota Motor Co., Ltd.	33,961

	Instruments — 0.1%
1,000	Hitachi Medical Corp.	14,355

	Insurance — 0.5%
13,000	Mitsui Sumitomo Insurance Co., Ltd.	112,911
3,000	Nisshin Fire & Marine Insurance Co., Ltd.	11,067

		123,978

	IT Hardware — 1.8%
21,000	Hitachi, Ltd.	145,506
3,000	Japan Radio Co., Ltd. *	11,418
2,000	Matsushita Electric Industrial Co., Ltd.	31,736
19,000	NEC Corp.	118,113
28,000	Toshiba Corp.	120,230
4,000	Toshiba TEC Corp.	18,971

		445,974

	Land & Water Transportation — 1.0%
7	Central Japan Railway Co.	57,178
16	East Japan Railway Co.	89,002
2,000	Nippon Yusen Kabushiki Kaisha	10,774
23	West Japan Railway Co.	92,924

		249,878

	Metal Products & Machinery — 0.8%
2,000	Amada Co., Ltd.	11,047
1,000	Komatsu Ltd.	6,997
28,000	Mitsubishi Heavy Industries Ltd.	79,517
700	Nitto Kogyo Corp.	6,824
700	Sega Sammy Holdings, Inc. *	38,460
3,000	Toyo Seikan Kaisha Ltd.	55,333

		198,178

	Oil Distribution — 0.8%
10,000	Cosmo Oil Co., Ltd.	29,570
4,000	Nippon Mining Holdings, Inc.	18,815
14,000	Nippon Oil Corp.	89,762
6,000	Showa Shell Sekiyu K.K	54,631

		192,778

	Photooptical, Micros & Office Machinery — 0.1%
1,100	Glory Ltd.	17,251

	Publishing, Broadcasting & Cinema — 0.1%
13	Dentsu, Inc.	35,015

	Restaurants, Hotels & Theaters — 0.3%
300	Daiichikosho Co., Ltd.	7,173
1,900	Heiwa Corp.	31,744
2,000	Kinki Nippon Tourist Co., Ltd. *	4,958
100	Nintendo Co., Ltd.	12,560
300	Sankyo Co., Ltd.	15,165
6	Taito Corp.	9,134

		80,734

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Japan continued
	Retail — 0.8%
900	Aoyama Trading Co., Ltd.	$24,505
3,000	Ito-Yokado Co., Ltd.	125,890
4,000	Uny Co., Ltd.	45,711

		196,106

	Soap & Cosmetics — 0.2%
2,000	Kao Corp.	51,137

	Software — 0.5%
200	Fujitsu Business Systems Ltd.	2,760
18,000	Fujitsu Ltd.	117,166

		119,926

	Textiles & Apparel — 0.1%
700	World Co., Ltd.	24,593

		4,910,420

	Luxemburg — 0.7%
	Basic Minerals & Metals — 0.7%
7,200	Arcelor	166,079

	Netherlands — 4.0%
	Agriculture, Food & Beverage — 0.7%
2,600	Unilever NV	174,335

	Banks & Credit Institutions — 1.2%
10,800	Fortis	299,030

	Commercial Aircraft & Components — 0.5%
4,200	European Aeronautic Defence & Space Co.	122,112

	Insurance — 1.6%
12,600	ING Groep NV	381,236

	Integrated Oil Cos. — 0.0%
53	Royal Dutch Petroleum Co.	3,051

	Wholesale — 0.0%
105	Univar NV	2,896

		982,660

	New Zealand — 0.2%
	Agriculture, Food & Beverage — 0.0%
479	Sanford Ltd.	1,557

	Banks & Credit Institutions — 0.1%
3,992	Fisher & Paykel Appliances Holdings Ltd.	12,399

	Construction Materials — 0.1%
3,618	Fletcher Building Ltd.	17,299

	Electric Utilities — 0.0%
2,263	Contact Energy Ltd.	10,461

	Publishing, Broadcasting & Cinema — 0.0%
2,739	Independent Newspapers Ltd.	11,376

		53,092

	Norway — 1.5%
	Oil & Coal Resources — 1.5%
1,611	Norsk Hydro ASA	126,877
16,000	Statoil ASA	250,963

		377,840

	Portugal — 0.8%
	Cellular & Wireless — 0.2%
4,000	Portugal Telecom, SGPS, SA	49,477

	Electric Utilities — 0.6%
45,000	Electricidade de Portugal SA	136,400

		185,877

	Singapore — 0.7%
	Airlines — 0.0%
4,000	Singapore Airport Terminal Services Ltd.	4,925

	Banks & Credit Institutions — 0.2%
5,000	DBS Group Holdings Ltd.	49,314
3,000	Hong Leong Finance Ltd.	5,513

		54,827

	Communications Utilities — 0.4%
44,000	Singapore Telecommunications Ltd.	64,151

	Land & Water Transportation — 0.0%
1,000	Neptune Orient Lines Ltd.	1,838

	Oil Distribution — 0.0%
3,000	Singapore Petroleum Co., Ltd.	6,947

	Real Estate Development — 0.1%
8,000	Ascott Group Ltd.	2,058
16,000	CapitaLand Ltd.	20,878
2,000	Jardine Cycle & Carriage Ltd.	12,987

		35,923

		168,611

	Spain — 3.9%
	Banks & Credit Institutions — 1.0%
19,000	Banco Santander Central Hispano SA	235,789

	Communications Utilities — 0.1%
1,800	Telefonica SA	33,911

	Construction & Homebuilding — 0.7%
1,768	Abengoa SA	17,471
1,000	Acciona SA	88,488
994	Fomento de Construcciones y Contratas SA	47,869
1,229	Obrascon Huarte Lain SA	10,524

		164,352

	Electric Utilities — 1.1%
11,200	Endesa SA	263,215

	Forest Products & Paper — 0.0%
87	Grupo Empresarial Ence SA	2,664

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares		Value

	Common Stock, Spain continued
	Integrated Oil Cos. — 1.0%
9,800	Repsol YPF SA	$255,224

		955,155

	Sweden — 2.2%
	Banks & Credit Institutions — 1.1%
27,000	Nordea Bank AB	272,219

	Cellular & Wireless — 1.0%
40,000	TeliaSonera AB	239,564

	Metal Products & Machinery — 0.1%
600	AB Skf, Class B	26,725

		538,508

	Switzerland — 6.2%
	Agriculture, Food & Beverage — 0.1%
52	Barry Callebaut AG *	12,942

	Airlines — 0.0%
30	Swissair Group * (a)	0

	Chemicals & Rubber — 0.7%
1,200	Ciba Specialty Chemicals AG	91,284
823	Syngenta AG	87,432

		178,716

	Construction & Homebuilding — 0.1%
55	Sulzer AG	21,875

	Construction Materials — 0.2%
824	Holcim Ltd.	49,639

	Drugs & Pharmaceuticals — 1.7%
4,400	Novartis AG	221,721
1,800	Roche Holding AG	207,211

		428,932

	Electric Utilities — 0.1%
4	Centralschweizerische Kraftwerke	13,016

	Instruments — 0.1%
99	Leica Geosystems AG *	30,472

	Insurance — 1.3%
400	Swiss Life Holding *	58,218
1,500	Zurich Financial Services AG	250,110

		308,328

	Metal Products & Machinery — 0.6%
15,000	ABB Ltd.	83,766
191	Saurer AG *	11,254
400	Unaxis Holding AG	39,750

		134,770

	Miscellaneous Finance — 1.3%
1,674	Credit Suisse Group	70,370
3,000	UBS AG	251,561

		321,931

	Retail — 0.0%
107	Charles Voegele Holding AG	4,799

		1,505,420

	United Kingdom — 23.8%
	Agriculture, Food & Beverage — 0.9%
23,000	Unilever plc	225,867

	Banks & Credit Institutions — 5.1%
40,000	Barclays plc	450,025
9,800	HBOS plc	159,552
9,600	HSBC Holdings plc	162,009
14,400	Royal Bank of Scotland Group plc	484,367

		1,255,953

	Basic Minerals & Metals — 1.7%
14,000	Anglo American plc	331,145
2,899	Bodycote International plc	9,100
77,000	Corus Group plc *	74,655

		414,900

	Beer, Liquor & Tobacco — 1.4%
18,600	British American Tobacco plc	320,499
1,400	SABMiller plc	23,223

		343,722

	Cellular & Wireless — 2.7%
76,000	mmO2 plc *	179,108
180,000	Vodafone Group plc	488,135

		667,243

	Chemicals & Rubber — 0.3%
14,000	Imperial Chemical Industries plc	64,777

	Commercial Aircraft & Components — 0.3%
13,139	Rolls-Royce Group plc	62,307

	Communications Utilities — 1.0%
63,000	BT Group plc	245,536

	Construction & Homebuilding — 0.9%
3,026	Barratt Developments plc	34,538
2,100	Bellway plc	32,859
5,550	George Wimpey plc	43,102
1,426	Mowlem plc	5,222
3,126	Persimmon plc	41,471
6,684	Taylor Woodrow plc	34,905
1,482	Wilson Bowden plc	32,436

		224,533

	Construction Materials — 0.5%
19,409	Aggregate Industries plc	38,940
11,000	Hanson plc	94,455

		133,395

	Drugs & Pharmaceuticals — 1.1%
600	AstraZeneca plc	21,760
8,000	GlaxoSmithKline plc	187,690
6,000	Shire Pharmaceuticals plc	63,011

		272,461

	Electric Utilities — 0.9%
46,000	Centrica plc	208,645

	Financial Investments — 0.1%
2,553	3i Group plc	32,644

Statement of Portfolio Investments continued

Laudus Rosenberg International Equity Fund

Shares or Principal		Value

	Common Stock, United Kingdom continued
	Gas & Other Public Utilities — 0.2%
1,976	Severn Trent plc	$36,685

	Information & Services — 0.1%
2,115	RAC plc	25,785

	Insurance — 1.4%
19,000	Aviva plc	229,083
20,000	Friends Provident plc	59,133
24,539	Old Mutual plc	62,424

		350,640

	Integrated Oil Cos. — 3.0%
23,000	BP plc	224,321
59,000	Shell Transport & Trading Co., plc	502,938

		727,259

	Land & Water Transportation — 0.0%
428	Arriva plc	4,437

	Metal Products & Machinery — 0.1%
5,829	Novar plc	21,067

	Miscellaneous Finance — 0.7%
80,000	Legal & General Group plc	168,951

	Oil & Coal Resources — 0.4%
4,800	Xstrata plc	85,889

	Restaurants, Hotels & Theaters — 1.0%
12,000	Hilton Group plc	65,545
9,599	InterContinental Hotels Group plc	119,329
877	Luminar plc	9,404
3,500	Whitbread plc	56,882

		251,160

		5,823,856

	Total Common Stock (Cost $18,844,323)	22,450,342

	Warrants — 0.0%
	France — 0.0%
	Publishing, Broadcasting & Cinema — 0.0%
678	Thomson	0

	Total Warrants (Cost $0)	0

	Repurchase Agreement — 7.0%
	United States — 7.0%
$1,713,000	State Street Bank dated 12/31/04, due 1/3/05 at 0.75% with a maturity value of $1,713,107 (Fully collateralized by a Federal Home Loan Mortgage Corp Note)	1,713,000

	Total Repurchase Agreement (Cost $1,713,000)	1,713,000

	Total Investments (Cost $20,557,323) (b) — 99.0%	$24,163,342

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

(a)	Bankrupt security/delisted; fair-valued by management.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,668,414
Unrealized depreciation	(62,395)

Net unrealized appreciation	$3,606,019

Laudus Trust

Laudus Rosenberg International Small Capitalization Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 92.0%
	Australia — 5.1%
	Agriculture, Food & Beverage — 0.2%
87,929	Great Southern Plantations Ltd.	$290,185
146,251	Ridley Corp., Ltd.	154,772
101,911	Timbercorp Ltd.	162,173

		607,130

	Banks & Credit Institutions — 0.2%
32,468	Adelaide Bank Ltd.	267,497
46,650	Bendigo Bank Ltd.	367,518

		635,015

	Basic Minerals & Metals — 0.4%
69,120	Downer EDI Ltd.	256,286
12,461	Energy Resources of Australia Ltd.	64,372
98,475	GRD NL	211,513
59,500	Iluka Resources Ltd.	293,378
50,964	Jubilee Mines NL	177,781
325,011	Smorgon Steel Group Ltd.	308,280
58,024	Sons of Gwalia Ltd.* (a)	0
79,238	Ticor Ltd.	93,172

		1,404,782

	Beer, Liquor & Tobacco — 0.0%
2,595	ABB Grain Ltd.	13,528

	Chemicals & Rubber — 0.3%
54,369	Orica Ltd.	868,167
46,763	Wattyl Ltd.	125,002

		993,169

	Communications Utilities — 0.1%
91,973	Commander Communications Ltd.	177,360

	Construction & Homebuilding — 0.0%
18,514	Sunland Group Ltd.	26,414

	Construction Materials — 0.0%
100,418	Adelaide Brighton Ltd.	133,820

	Electric Utilities — 0.1%
71,688	Energy Developments Ltd.	184,886

	Financial Investments — 0.1%
22,119	Australian Foundation Investment Co., Ltd.	61,380
75,998	Coates Hire Ltd.	261,534

		322,914

	Forest Products & Paper — 0.1%
109,329	PaperlinX Ltd.	404,518

	Government Aircraft & Defense — 0.0%
80,477	Austal Ltd. *	119,232

	Information & Services — 0.1%
75,917	Spotless Group Ltd.	308,269

	Instruments — 0.1%
64,737	Ansell Ltd.	453,174

	Insurance — 0.1%
99,656	Promina Group Ltd.	421,850

	Land & Water Transportation — 0.3%
39,258	Adsteam Marine Ltd.	48,931
111,827	Toll Holdings Ltd.	1,121,187

		1,170,118

	Metal Products & Machinery — 0.0%
13,422	Hills Industries Ltd.	43,980

	Oil & Coal Resources — 0.4%
54,525	Centennial Coal Co., Ltd.	174,388
73,217	MacArthur Coal Ltd.	229,005
267,064	Oil Search Ltd.	378,926
69,388	Washington H. Soul Pattinson & Co., Ltd.	544,477

		1,326,796

	Oil Distribution — 0.2%
82,512	Caltex Australia Ltd.	702,437

	Oil Drilling & Services — 0.0%
99,571	Roc Oil Co., Ltd. *	141,277

	Publishing, Broadcasting & Cinema — 0.5%
96,260	APN News & Media Ltd.	388,610
164,876	Austereo Group Ltd.	217,134
44,629	Seven Network Ltd.	224,252
17,209	Southern Cross Broadcasting Australia) Ltd.	207,883
145,756	Ten Network Holdings Ltd.	474,170
110,235	Village Roadshow Ltd. *	190,109

		1,702,158

	Restaurants, Hotels & Theaters — 0.0%
47,318	Amalgamated Holdings Ltd.	159,498

	Retail — 0.5%
30,669	Colorado Group Ltd.	146,653
122,895	David Jones Ltd.	213,869
231,125	Mayne Group Ltd.	771,821
91,679	Origin Energy Ltd.	495,165

		1,627,508

	Soaps & Cosmetics — 0.0%
309	Campbell Brothers Ltd.	2,611

	Software — 0.1%
98,362	Baycorp Advantage Ltd. *	237,486

	Wholesale — 1.3%
31,089	Alesco Corp., Ltd.	197,402

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Australia continued
	Wholesale continued
164,946	Aristocrat Leisure Ltd.	$1,286,547
201,305	Boral Ltd.	1,084,106
28,558	Crane Group Ltd.	217,822
96,125	GWA International Ltd.	236,606
179,656	Lion Nathan Ltd.	1,211,158
30,504	Sims Group Ltd.	425,635

		4,659,276

		17,979,206

	Austria — 1.2%
	Banks & Credit Institutions — 0.2%
4,145	Investkredit Bank AG	729,840

	Basic Minerals & Metals — 1.0%
3,600	Boehler-Uddeholm AG	454,979
40,800	voestalpine AG	3,169,390

		3,624,369

		4,354,209

	Belgium — 1.6%
	Construction & Homebuilding — 0.3%
2,924	Compagnie Francois d’ Entreprises (CFE)	1,069,126

	Financial Investments — 0.2%
74,402	Econocom Group	586,559

	Gas & Other Public Utilities — 0.5%
520	Distrigaz	2,155,770

	Information & Services — 0.1%
10,543	Solvus SA	184,864

	Land & Water Transportation — 0.2%
22,432	Compagnie Maritime Belge SA	626,584

	Metal Products & Machinery — 0.3%
79,160	Ion Beam Applications *	930,724

	Restaurants, Hotels & Theaters — 0.0%
9,253	Quick Restaurants SA	169,163

		5,722,790

	Canada — 6.4%
	Agriculture, Food & Beverage — 0.3%
10,700	Canada Bread Co., Ltd.	419,730
19,700	Saputo, Inc.	596,352

		1,016,082

	Airlines — 0.0%
300	CHC Helicopter Corp., Class A	12,780

	Basic Minerals & Metals — 1.2%
15,200	Agnico-Eagle Mines Ltd.	209,576
9,000	Cameco Corp.	315,111
6,400	Falconbridge Ltd.	166,123
28,000	IPSCO, Inc.	1,339,298
117,500	Kinross Gold Corp. *	828,673
34,500	Teck Cominco Ltd., Class B	1,063,089

		3,921,870

	Beer, Liquor & Tobacco — 0.1%
15,000	Rothmans, Inc.	499,520

	Biotechnology — 0.1%
25,400	QLT, Inc. *	407,663

	Chemicals & Rubber — 0.4%
68,600	Methanex Corp.	1,254,456

	Communications Utilities — 0.1%
18,600	Cogeco Cable, Inc.	398,189

	Drugs & Pharmaceuticals — 0.2%
44,600	Axcan Pharma, Inc. *	866,576

	Electric Utilities — 0.3%
23,600	ATCO Ltd., Class I	1,152,276

	Forest Products & Paper — 0.4%
11,300	Canfor Corp. *	147,598
9,820	Fraser Papers, Inc. *	127,529
28,400	Intertape Polymer Group, Inc. *	258,365
49,100	Norbord, Inc.	508,151
6,100	West Fraser Timber Co., Ltd.	245,395

		1,287,038

	Furniture & Household Items — 0.2%
700	Dorel Industries, Inc., Class B *	24,146
49,400	Royal Group Technologies Ltd. *	519,089

		543,235

	Health Care & Hospital — 0.0%
1,700	TLC Vision Corp. *	17,878

	Information & Services — 0.0%
5,300	Transat A.T., Inc. *	106,606

	Insurance — 0.3%
837	E-L Financial Corp., Ltd.	235,958
1,000	Fairfax Financial Holdings Ltd.	168,794
42,400	Kingsway Financial Services, Inc. *	672,370

		1,077,122

	IT Hardware — 0.3%
80,200	Celestica, Inc. *	1,131,227

	Land & Water Transportation — 0.1%
25,800	CP Ships Ltd.	370,156

	Metal Products & Machinery — 0.1%
30,700	Linamar Corp.	394,592

	Oil & Coal Resources — 0.2%
428	Paramount Energy Trust	5,694
20,500	PetroKazakhstan, Inc., Class A	761,895

		767,589

	Oil Distribution — 0.4%
41,800	ShawCor Ltd.	418,994
129,500	Sherritt International Corp. *	1,074,348

		1,493,342

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Canada continued
	Photooptical, Micros & Office Machinery — 0.3%
600	ATI Technologies, Inc. *	$11,648
62,000	Creo, Inc. *	931,436

		943,084

	Publishing, Broadcasting & Cinema — 0.7%
8,700	Alliance Atlantis Communications, Inc., Class B *	237,514
11,800	Astral Media, Inc.	320,865
1,300	CHUM Ltd., Class B	32,279
2,800	Cinram International, Inc.	51,716
100	Quebecor, Inc., Class B	2,161
23,500	Quebecor World, Inc.	506,030
700	Torstar Corp., Class B	12,853
58,200	Transcontinental, Inc., Class A	1,132,280

		2,295,698

	Real Estate Investment Trusts — 0.1%
9,700	BPO Properties Ltd.	315,737

	Restaurants, Hotels & Theaters — 0.1%
8,100	Intrawest Corp.	186,250

	Retail — 0.2%
10,500	Canadian Tire Corp., Ltd., Class A	492,597
2,000	Empire Co., Ltd., Class A	51,413
27,700	Hudson’s Bay Co.	309,794

		853,804

	Soaps & Cosmetics — 0.1%
25,700	CCL Industries, Inc., Class B	403,255

	Software — 0.2%
70,700	CGI Group, Inc. *	472,061
38,400	Geac Computer Corp., Ltd. *	282,035

		754,096

		22,470,121

	China — 0.5%
	Banks & Credit Institutions — 0.1%
182,000	Industrial & Commercial Bank of China (Asia) Ltd.	259,910

	Beer, Liquor & Tobacco — 0.1%
216,000	Beijing Enterprises Holdings Ltd.	320,970

	Construction & Homebuilding — 0.2%
327,000	Shanghai Industrial Holdings Ltd.	698,366

	Land & Water Transportation — 0.1%
562,000	GZI Transportation Ltd.	166,300
378,000	Tianjin Development Holdings Ltd.	166,564

		332,864

		1,612,110

	Common Stock continued
	Denmark — 3.6%
	Agriculture, Food & Beverage — 0.1%
2,687	Danisco A/ S	163,993
688	Harboes Bryggeri A/S, Class B	232,579

		396,572

	Basic Minerals & Metals — 0.9%
98,570	NKT Holding A/S	2,872,868

	Chemicals & Rubber — 0.1%
20,000	Auriga Industries A/S, Class B	420,279

	Information & Services — 0.5%
25,600	ISS A/S	1,429,096
6,450	PER Aarsleff A/S, Class B	344,154

		1,773,250

	Insurance — 0.6%
39,500	Codan A/S	2,208,660

	Land & Water Transportation — 0.2%
287	D/S Norden A/S	141,598
14,000	Mols-Linien A/S *	612,694

		754,292

	Publishing, Broadcasting & Cinema — 0.0%
534	VT Holding	36,787

	Real Estate Development — 0.9%
20,700	Jeudan A/S *	1,456,268
1,087,200	Keops A/S	794,657
16,456	Nordicom A/S *	712,661

		2,963,586

	Wholesale — 0.3%
11,400	DLH A/S, Class B *	814,501
135	Nowaco Group A/S	15,171
4,050	Sanistal A/S, Class B *	333,026

		1,162,698

		12,588,992

	Finland — 4.0%
	Agriculture, Food & Beverage — 0.6%
164,000	HK Ruokatalo Oyj, Class A	1,640,669
13,978	Lannen Tehtaat Oyj	233,695
127,842	Raisio Group plc, Class V	330,161

		2,204,525

	Airlines — 0.4%
192,007	Finnair Oyj	1,451,079

	Basic Minerals & Metals — 1.1%
90,400	Outokumpu Oyj	1,615,822
163,000	Rautaruukki Oyj	1,936,414

		3,552,236

	Cellular & Wireless — 0.8%
157,096	Elisa Corp. *	2,532,498

	Chemicals & Rubber — 0.5%
115,000	Kemira Oyj	1,588,147

	Forest Products & Paper — 0.2%
128,500	M-real Oyj, Class B	820,919

	Furniture & Household Items — 0.0%
7,526	Uponor Oyj	140,761

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Finland continued
	Land & Water Transportation — 0.0%
4,752	Birka Line AB, Class A	$96,887

	Real Estate Development — 0.4%
78,000	Rakentajain Konevuokraamo Oyj, Class B	694,441
188,800	Technopolis Oyj	810,939

		1,505,380

		13,892,432

	France — 8.4%
	Agriculture, Food & Beverage — 0.6%
216	Evialis	8,517
66,116	Provimi SA	1,581,680
652	Sucriere de Pithiviers Le Vieil	522,876
281	Teisseire France SA	27,882

		2,140,955

	Airlines — 0.2%
30,000	Air France-KLM	571,700

	Banks & Credit Institutions — 0.1%
1,923	Caisse Regionale de Credit Agricole Mutuel d’Ille-et-Villaine	224,790
815	Caisse Regionale du Credit Agricole Mutuel Loire Haute-Loire	61,593

		286,383

	Basic Minerals & Metals — 0.9%
21,400	Eramet SLN	1,925,621
34,899	Nexans SA	1,372,337

		3,297,958

	Construction & Homebuilding — 0.4%
12,612	Eiffage	1,457,143

	Construction Materials — 0.1%
1,600	Ciments Francais	149,626
1,341	SA des Ciments Vicat	151,289

		300,915

	Electric Utilities — 0.0%
91	Compagnie Parisienne de Chauffage Urbain SA	9,902

	Financial Investments — 0.9%
2,170	Francarep	336,251
13,050	Societe Fonciere Financiere et de Participations (FFP)	2,838,114

		3,174,365

	Forest Products & Paper — 0.3%
3,181	Exacompta Clairefontaine	860,431
66,273	Otor	328,798

		1,189,229

	Furniture & Household Items — 0.2%
500	Plastic Omnium SA	27,117
4,800	Smoby SA	521,952

		549,069

	Gas & Other Public Utilities — 0.1%
3,570	Seche Environnement	252,331

	Information & Services — 0.1%
738	Groupe ONET	238,744
14,203	High Co. *	148,266

		387,010

	Instruments — 0.7%
11,400	Bacou-Dalloz	914,231
13,800	Guerbet	1,425,581

		2,339,812

	Land & Water Transportation — 0.9%
8,140	Bollore Investissement	658,879
23,624	Geodis	2,488,596

		3,147,475

	Metal Products & Machinery — 0.4%
36,200	Valeo SA	1,515,509

	Oil Distribution — 0.0%
2,000	Rubis	100,313

	Real Estate Development — 0.4%
450	Affine	42,816
28,450	Bail Investissement Fonciere	1,200,724

		1,243,540

	Restaurants, Hotels & Theaters — 0.3%
134,041	Groupe Flo	992,964

	Retail — 0.7%
2,596	Etam	60,869
48,800	Rallye SA	2,527,225

		2,588,094

	Software — 1.1%
103,200	UbiSoft Entertainment SA *	3,729,900

		29,274,567

	Germany — 5.6%
	Beer, Liquor & Tobacco — 0.0%
5,005	Sektkellerei Schloss Wachenheim AG	62,996

	Construction & Homebuilding — 0.3%
7,809	Bilfinger Berger AG	319,493
17,410	Hochtief AG	566,766

		886,259
	Construction Materials — 0.3%
26,630	Dyckerhoff AG *	1,194,857

	Drugs & Pharmaceuticals — 0.5%
23,700	Merck KGaA	1,620,375

	Financial Investments — 0.1%
64,247	Bankgesellschaft Berlin AG *	176,402

	Government Aircraft & Defense — 0.6%
41,700	Rheinmetall AG	2,216,216

	Instruments — 0.7%
22,500	Fresenius AG	2,293,734

	Insurance — 0.3%
51,800	Wuerttembergische Lebensversicherung AG	1,102,607

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Germany continued
	Metal Products & Machinery — 1.9%
44,170	Duerr AG *	$901,171
43,168	Gildemeister AG *	305,116
55,200	IWKA AG	1,519,369
6,090	KSB AG	1,051,284
1,801	Kuehnle Kopp Kausch AG	56,304
150,000	Salzgitter AG	2,911,513

		6,744,757

	Restaurants, Hotels & Theaters — 0.1%
9,897	Sixt AG	178,918

	Soaps & Cosmetics — 0.8%
25,649	Fuchs Petrolub AG	2,958,508

		19,435,629

	Greece — 0.2%
	Banks & Credit Institutions — 0.2%
5,056	Bank of Greece	662,496

	Hong Kong — 3.1%
	Agriculture, Food & Beverage — 0.1%
66,000	First Pacific Co., Ltd. *	17,619
45,000	Lam Soon (Hong Kong) Ltd.	15,921
708,000	Vedan International (Holdings) Ltd.	147,563

		181,103

	Banks & Credit Institutions — 0.4%
584,000	Asia Financial Holdings Ltd.	144,259
562,000	International Bank of Asia Ltd.	224,143
178,000	JCG Holdings Ltd.	159,160
164,000	Liu Chong Hing Bank Ltd.	246,864
68,900	Wing Lung Bank Ltd.	558,454

		1,332,880

	Communications Utilities — 0.0%
164,000	I-CABLE Communications Ltd.	61,189

	Construction & Homebuilding — 0.1%
78,000	Hopewell Holdings Ltd.	200,201
734,000	Paul Y.-ITC Construction Holdings Ltd.	186,033

		386,234

	Financial Investments — 0.2%
58,500	Asia Satellite Telecommunications Holdings Ltd.	111,390
580,000	Chinese Estates Holdings Ltd.	391,756
349,600	HKR International Ltd.	223,765
84,000	Peregrine Investment Holdings Ltd. *(a)	0

		726,911

	Furniture & Household Items — 0.0%
334,000	EganaGoldpfeil Holdings Ltd.	70,043

	Instruments — 0.0%
212,000	Moulin International Holdings Ltd.	144,557

	IT Hardware — 0.1%
102,000	Truly International Holdings Ltd.	105,639
96,000	Vtech Holdings Ltd.	135,243

		240,882

	Land & Water Transportation — 0.2%
191,500	Orient Overseas International Ltd.	725,575

	Miscellaneous Finance — 0.0%
409,000	Sun Hung Kai & Co., Ltd.	106,556

	Real Estate Development — 1.2%
77,000	Allied Group Ltd. *	80,738
20,000	Allied Properties (H.K.) Ltd. *	10,421
4,000	China Motor Bus Co., Ltd.	29,076
170,000	Great Eagle Holding Co., Ltd.	439,615
4,000	Hang Lung Group Ltd.	7,874
189,500	Henderson China Holdings Ltd.	101,178
151,000	Hong Kong Ferry (Holdings) Co., Ltd.	168,043
10,000	Hopson Development Holdings Ltd.	3,635
402,000	Kerry Properties Ltd.	858,542
14,000	Miramar Hotel & Investment Co., Ltd.	18,192
564,800	New World China Land Ltd. *	227,077
1,474,000	Sino Land Co., Ltd.	1,450,730
318,000	Tai Cheung Holdings Ltd.	173,878
235,000	Tian An China Investments Co., Ltd. *	62,736
715,000	Wheelock Properties Ltd.	342,658
146,000	Wing On Co. International Ltd.	192,533

		4,166,926

	Restaurants, Hotels & Theaters — 0.5%
77,000	Harbour Centre Development Ltd.	88,663
442,500	Hongkong & Shanghai Hotels Ltd.	395,664
684,000	Shangri-La Asia Ltd.	981,203
1,004,000	Star Cruises Ltd. *	277,716

		1,743,246

	Retail — 0.1%
690,000	Bossini International Holdings Ltd.	172,218
391,000	Glorious Sun Enterprises Ltd.	143,367

		315,585

	Software — 0.1%
431,000	Digital China Holdings Ltd. *	117,832
985,000	SUNeVision Holdings Ltd.	177,416

		295,248

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Hong Kong continued
	Wholesale — 0.1%
945,000	Tan Chong International Ltd.	$188,448

		10,685,383

	Ireland — 1.0%
	Oil & Coal Resources — 0.7%
2,052,000	Dragon Oil plc *	2,635,775

	Wholesale — 0.3%
40,000	DCC plc	897,105

		3,532,880

	Italy — 7.5%
	Banks & Credit Institutions — 0.9%
368,000	Banca Popolare di Milano Scrl (BPM)	3,261,330
1,532	Banco di Sardegna S.p.A.	30,069

		3,291,399

	Construction & Homebuilding — 0.0%
14,189	Vianini Lavori S.p.A.	118,804

	Construction Materials — 0.9%
95,311	Buzzi Unicem S.p.A.	1,391,383
23,564	Italmobiliare S.p.A.	1,649,512

		3,040,895

	Consumer Durables — 0.6%
434,915	De’Longhi S.p.A.	2,004,026

	Electric Utilities — 1.5%
888,000	C.I.R. S.p.A. — Compagnie Industriali Riunite	2,631,290
1,017,000	Edison S.p.A. *	2,163,389

		4,794,679
	Information & Services — 0.1%
304,066	Trevi Finanziaria S.p.A.	469,511

	Insurance — 1.5%
116,800	Fondiaria-Sai S.p.A.	3,148,217
323,767	Milano Assicurazioni S.p.A.	1,826,333

		4,974,550

	Metal Products & Machinery — 0.0%
24,000	Danieli & Co., S.p.A.	152,671

	Miscellaneous Finance — 0.1%
96,539	Mittel S.p.A.	461,897

	Oil Distribution — 0.5%
136,000	ERG S.p.A.	1,617,507

	Publishing, Broadcasting & Cinema — 0.5%
1,255,039	Cofide S.p.A. — Compagnia Finanziaria de Benedetti	1,552,379
114,113	Monrif S.p.A. *	141,614

		1,693,993

	Restaurants, Hotels & Theaters — 0.6%
868,500	Cremonini S.p.A.	2,213,453

	Retail — 0.2%
280,000	Stefanel S.p.A.	677,450

	Soaps & Cosmetics — 0.0%
15,024	Mirato S.p.A.	138,865

	Textiles & Apparel — 0.1%
52,675	Linificio e Canapificio Nazionale S.p.A.	214,079
42,358	Vincenzo Zucchi S.p.A	208,998

		423,077

		26,072,777

	Japan — 14.6%
	Agriculture, Food & Beverage — 0.6%
13	Coca-Cola Central Japan Co., Ltd.	99,083
9,100	Dydo Drinco, Inc.	297,502
15,000	Fuji Foods, Inc.	52,698
6,000	Fujicco Co., Ltd.	81,858
2,000	Kenko Mayonnaise Co., Ltd.	8,725
10,000	Kinki Coca-Cola Bottling Co., Ltd.	95,540
102,000	Marudai Food Co., Ltd.	218,991
112,000	Morinaga & Co., Ltd.	266,693
72,000	Morinaga Milk Industry Co., Ltd.	308,461
14,000	Nichiwa Sangyo Co., Ltd.	37,435
42,000	Nissin Sugar Manufacturing Co., Ltd.	82,385
5,000	Riken Vitamin Co., Ltd.	121,011
16,000	Rokko Butter Co., Ltd.	48,404
14,000	S Foods, Inc.	108,071
1,000	Semba Tohka Industries Co., Ltd.	3,123
9,000	Showa Sangyo Co., Ltd.	22,045
19,000	Tokatsu Foods Co., Ltd.	74,168
32,000	Yokohama Reito Co., Ltd.	216,102

		2,142,295

	Autos — 0.6%
2,000	Chuo Malleable Iron Co., Ltd.	7,026
3,000	Fuji Univance Corp.	12,618
3,000	Hirata Technical Co., Ltd.	16,922
1,100	Imasen Electric Industrial Co., Ltd.	10,037
13,500	Kanto Auto Works Ltd.	167,449
3,000	Kikuchi Co., Ltd.	25,178
18,700	Kyokuto Kaihatsu Kogyo Co., Ltd.	224,283
3,000	Meiwa Industry Co., Ltd.	10,101
11,000	Mitsuba Corp.	84,161
6,000	Murakami Corp.	40,988
35,000	Nippon Seiki Co., Ltd.	355,226
122,000	Nissan Diesel Motor Co., Ltd. *	689,354
3,000	Nissan Shatai Co., Ltd.	25,529
2,000	Pacific Industrial Co., Ltd.	9,271
1,000	Sumitomo Wiring Systems Ltd.	21,079
11,000	Technol Eight Co., Ltd.	33,815
6,000	Tokai Rika Co., Ltd.	103,640
6,000	U-Shin Ltd.	43,798

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Autos continued
8,600	Unipres Corp.	$70,247
24,700	Yorozu Corp.	201,515

		2,152,237

	Banks & Credit Institutions — 0.9%
1,400	Aichi Bank Ltd.	115,175
3,900	Bank of Okinawa Ltd.	106,568
24,000	Central Finance Co., Ltd.	94,389
38,000	Chiba Kogyo Bank Ltd. *	255,138
3,400	Credia Co., Ltd.	75,651
84,000	Eighteenth Bank Ltd.	410,696
116,000	Hokuhoku Financial Group, Inc.	316,971
85,000	Japan Asia Investment Co., Ltd.	351,713
3,000	Kagawa Bank Ltd.	15,312
5,000	Kita-Nippon Bank Ltd.	242,510
75,000	Nishi-Nippon City Bank Ltd.	289,109
5,000	Osaka Securities Finance Co., Ltd.	15,858
53,500	Shinki Co., Ltd.	533,068
19,000	Taiko Bank Ltd.	51,918
11,000	Tochigi Bank Ltd.	63,550
4,600	Tokyo Tomin Bank Ltd.	95,843
16,000	Tomato Bank Ltd.	38,567

		3,072,036

	Basic Minerals & Metals — 0.8%
27,000	Araya Industrial Co., Ltd.	66,400
105,000	Kurimoto Ltd.	351,469
121,000	Mitsubishi Cable Industries Ltd.	142,881
97,000	Nakayama Steel Works Ltd.	382,433
13,000	Nichia Steel Works Ltd.	57,851
69,000	Nittetsu Mining Co., Ltd.	267,327
86,000	Sanyo Special Steel Co., Ltd.	174,568
37,000	Shinko Wire Co., Ltd.	51,635
12,000	Showa Electric Wire & Cable Co., Ltd.	15,927
8,000	Sumitomo Pipe & Tube Co., Ltd.	34,352
11,000	Toho Zinc Co., Ltd.	27,052
1,000	Tohoku Steel Co., Ltd.	8,334
10,000	Tokyo Steel Manufacturing Co., Ltd.	155,753
58,000	Toyo Kohan Co., Ltd.	239,992
24,000	Yamato Kogyo Co., Ltd.	308,461
127,000	Yodogawa Steel Works Ltd.	614,735

		2,899,170

	Beer, Liquor & Tobacco — 0.1%
76,000	Mercian Corp.	183,195
40,000	Oenon Holdings, Inc.	104,616

		287,811

	Chemicals & Rubber — 1.0%
55,000	Asahi Denka Co., Ltd.	566,799
24,000	Asahipen Corp.	43,330
3,000	Atomix Co., Ltd.	13,760
3,000	Cemedine Co., Ltd.	11,506
40,000	Kanto Denka Kogyo Co., Ltd.	149,117
93,000	Kureha Chemical Industry Co., Ltd.	380,277
2,000	Manac, Inc.	11,516
22,000	Nippon Fine Chemical Co., Ltd.	95,755
110,000	Nippon Soda Co., Ltd.	343,515
79,000	Nippon Synthetic Chemical Industry Co., Ltd.	207,388
87,000	Sakai Chemical Industry Co., Ltd.	396,497
12,000	SEC Corp.	34,078
38,000	Sekisui Plastics Co., Ltd.	133,132
1,000	Showa Tansan Co., Ltd.	3,318
9,300	SOFT99 Corp.	176,888
1,000	Taoka Chemical Co., Ltd. *	2,928
4,000	Tigers Polymer Corp.	23,695
98,000	Toagosei Co., Ltd.	345,252
5,000	Tohcello Co., Ltd.	25,764
7,000	Tokyo Printing Ink Manufacturing Co., Ltd.	21,109
146,000	Toyo Tire & Rubber Co., Ltd.	470,185
17,000	Unitika Ltd. *	18,415

		3,474,224

	Construction & Homebuilding — 1.3%
17,000	Asahi Kogyosha Co., Ltd.	58,895
57,000	Asanuma Corp.	116,258
1,400	C-Cube Corp.	4,864
10,000	Dai-Dan Co., Ltd.	64,409
63,000	Daiho Corp.	137,718
9,000	Daiichi Kensetsu Corp.	52,698
25,000	Fukuda Corp.	153,948
9,000	Hibiya Engineering Ltd.	69,650
28,000	Higashi Nihon House Co., Ltd. *	52,464
27,000	Hitachi Plant Engineering &	120,679
	Construction Co., Ltd.
8,400	Japan Foundation Engineering Co., Ltd.	46,070
8,000	Kaneshita Construction Co., Ltd.	54,104
5,000	Kawada Construction Co., Ltd.	21,909
3,000	Kitano Construction Corp.	6,763
2,000	Koatsu Kogyo Co., Ltd.	7,807
7,000	Kodensha Co., Ltd.	22,407
37,000	Kyudenko Corp.	196,789
130,000	Maeda Corp.	625,450
12,000	Maeda Road Construction Co., Ltd.	94,389
43,000	Mitsui Home Co., Ltd.	226,183
9,300	NEC System Integration & Construction Ltd.	83,951
9,000	Nippon Densetsu Kogyo Co., Ltd.	46,375
4,000	Nippon Dentsu Co., Ltd.	12,921
109,000	Nippon Road Co., Ltd.	235,083
6,000	Ohmoto Gumi Co., Ltd.	33,961

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Construction & Homebuilding continued
12,000	Oki Wintech Co., Ltd.	$56,212
1,000	Oriental Construction Co., Ltd.	5,221
11,300	Raito Kogyo Co., Ltd.	49,073
22,000	Sanyo Engineering & Construction, Inc.	92,320
3,000	Seibu Electric Industry Co., Ltd.	15,078
16,300	Shinnihon Corp.	78,263
4,900	Sho-Bond Corp. *	40,503
24,000	Taihei Dengyo Kaisha Ltd.	129,521
4,000	Taisei Oncho Co., Ltd.	23,421
77,000	Taisei Rotec Corp.	158,554
4,000	Takasago Thermal Engineering Co., Ltd.	27,676
25,000	Takuma Co., Ltd.	196,887
600	Techno Ryowa Ltd.	3,513
2,000	Toko Electric Corp.	13,584
15,000	Tokyo Energy & Systems, Inc.	75,681
60,000	Toshiba Plant Systems & Services Corp.	291,012
24,000	Totetsu Kogyo Co., Ltd.	103,055
6,400	Tsuchiya Home Co., Ltd.	17,488
11,000	Tsukishima Kikai Co., Ltd.	84,805
1,900	Yokogawa Construction Co., Ltd.	7,417
50,000	Yurtec Corp.	266,907
20,000	Zenitaka Corp.	46,453

		4,328,389

	Construction Materials — 0.3%
12,000	Alinco, Inc.	54,572
25,000	DC Co., Ltd.	67,337
21,000	Ishizuka Glass Co., Ltd.	48,570
10,000	Japan Steel Tower Co., Ltd.	40,012
2,000	Kawagishi Bridge Works Co., Ltd.	6,148
24,000	Komai Tekko, Inc.	71,670
3,000	Kunimine Industries Co., Ltd.	11,125
3,000	Mitani Sekisan Co., Ltd.	13,467
48,000	Nihon Yamamura Glass Co., Ltd.	120,855
5,000	Nippon Concrete Industries Co., Ltd.	25,568
2,000	Nippon Hume Corp.	6,753
17,000	Okabe Co., Ltd.	76,481
1,000	Sankyo Rikagaku Co., Ltd.	8,520
24,000	Sekisui Jushi Corp.	155,050
59,000	Shinagawa Refractories Co., Ltd.	184,825
1,000	Takada Kiko Co., Ltd.	5,836
6,000	Takahashi Curtain Wall Corp.	20,318
5,000	Takigami Steel Construction Co., Ltd.	35,864
20,000	Yokogawa Bridge Corp.	129,404
6,000	Yotai Refractories Co., Ltd.	14,053

		1,096,428

	Consumer Durables — 0.2%
14,000	Cleanup Corp.	138,128
14,000	Sun Wave Corp.	61,345
15,600	Tohoku Pioneer Corp.	276,772
15,000	Zojirushi Corp.	99,395

		575,640

	Drugs & Pharmaceuticals — 0.2%
1,000	Fujirebio, Inc.	14,199
3,000	Kaken Pharmaceutical Co., Ltd.	19,762
43,000	Nikken Chemicals Co., Ltd.	135,542
35,000	Nippon Shinyaku Co., Ltd.	286,913
15,000	Nissui Pharmaceutical Co., Ltd.	92,808
10,000	Torii Pharmaceutical Co., Ltd.	218,601

		767,825

	Financial Investments — 0.4%
3,000	Daiwa Kosho Lease Co., Ltd.	15,810
11,900	Nishio Rent All Co., Ltd.	144,003
16,000	Ricoh Leasing Co., Ltd.	409,095
3,000	Sankyo Frontier Co., Ltd.	19,703
17,500	Sanyo Electric Credit Co., Ltd.	368,035
17,000	Suntelephone Co., Ltd.	98,712
34,600	Tokyo Leasing Co., Ltd.	426,802
10,000	Wakita & Co., Ltd.	87,245

		1,569,405

	Forest Products & Paper — 0.2%
400	Comany, Inc.	4,958
7,000	Daio Paper Corp.	65,307
41,000	Mitsubishi Paper Mills Ltd.	62,418
2,000	Nankai Plywood Co., Ltd.	9,037
93,000	Nice Corp.	313,116
2,000	Nihon Decoluxe Co., Ltd.	11,320
78,000	Tomoku Co., Ltd.	205,524

		671,680

	Furniture & Household Items — 0.1%
30,000	Itoki Crebio Corp.	117,400
2,000	Koito Industries Ltd.	8,178
2,100	Kuwayama Corp.	14,551
71,000	Mizuno Corp.	313,184
10,100	Tachikawa Corp.	63,575
1,000	Tasaki Shinju Co., Ltd.	4,040

		520,928

	Gas & Other Public Utilities — 0.0%
3,000	Hiroshima Gas Co., Ltd.	11,359
18,000	Keiyo Gas Co., Ltd.	83,263
9,000	Otaki Gas Co., Ltd.	31,795

		126,417

	Health Care & Hospital — 0.0%
950	SRL, Inc.	12,191

	Information & Services — 0.3%
7,000	Aichi Toyota Motor Co., Ltd.	118,863
4,000	Asia Air Survey Co., Ltd.	9,915

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Information & Services continued
1,000	Chodai Co., Ltd.	$3,806
10,800	CTI Engineering Co., Ltd.	75,042
4	Eight Consultants Co., Ltd.	13,663
13,000	Eikoh, Inc.	103,904
2,000	Gifu Hino Motor Co., Ltd.	19,518
4,000	Ichishin Co., Ltd.	14,834
7,000	Johnan Academic Preparatory Institute, Inc.	36,889
3,000	Keiiyu Co., Ltd.	38,177
6,000	Kitamura Co., Ltd.	50,942
4,800	Nihon Jumbo Co., Ltd.	37,896
4,000	Original Engineering Consultants Co., Ltd.	20,182
5,000	Subaru Enterprise Co., Ltd.	16,981
2,600	Sumisho Auto Leasing Corp.	120,268
1,500	Tanabe Management Consulting Co., Ltd.	9,369
3,000	Toyo TEC Co., Ltd.	23,978
2,000	Toyota Corolla Gifu Co., Ltd.	30,448
1,000	UP, Inc.	5,777
7,200	Wesco, Inc.	27,895
2,000	With us Corp.	7,222
19,900	Yellow Hat Ltd.	167,014

		952,583

	Instruments — 0.4%
13,000	Aichi Tokei Denki Co., Ltd.	39,582
15,000	Espec Corp.	155,460
10,200	Fukuda Denshi Co., Ltd.	336,450
16,000	Furuno Electric Co., Ltd.	137,250
6,200	Goodman Co., Ltd.	152,474
7,000	Hitachi Medical Corp.	100,488
29,000	Horiba Ltd.	410,364
4,000	Kawasumi Laboratories, Inc.	28,262
7,000	Nippon Antenna Co., Ltd.	62,848
5,000	Nippon Tungsten Co., Ltd.	11,516
3,000	Nireco Corp.	24,885
1,000	Rion Co., Ltd.	4,762

		1,464,341

	Insurance — 0.0%
42,000	Nisshin Fire & Marine Insurance Co., Ltd.	154,933

	IT Hardware — 0.7%
1,100	Aiphone Co., Ltd.	18,571
4,800	Airtech Japan Ltd.	40,613
7,200	Aoi Electronics Co., Ltd.	113,899
1,000	Daishinku Corp.	3,796
3,000	Diamond Electric Manufacturing Co., Ltd.	11,594
2,100	Fuji Electric Industry Co., Ltd.	18,342
20,700	Fujitsu Frontech Ltd.	169,487
25	Hitachi, Ltd.	173
800	Hosiden Corp.	8,861
200	Internix, Inc.	1,647
103,000	Japan Radio Co., Ltd. *	392,017
3,000	Komatsu Electronic Metals Co., Ltd.	33,317
6,800	Kuramoto Seisakusho Co., Ltd.	46,519
75,000	Makino Milling Machine Co., Ltd.	411,340
8,000	Matsuo Electric Co., Ltd.	15,068
8,300	Micronics Japan Co., Ltd.	106,595
6,100	Mimasu Semiconductor Industry Co., Ltd.	91,497
7,000	Nihon Dengi Co., Ltd.	42,286
5,000	Nippon Kodoshi Corp.	44,891
800	S.E.S. Co., Ltd.	4,474
26,000	Shin-Etsu Polymer Co., Ltd.	186,747
8,700	Shinkawa Ltd.	171,079
65,000	Toko, Inc.	196,009
500	Tokyo Cathode Laboratory Co., Ltd.	7,807
3,000	Y.A.C. Co., Ltd. *	23,626
36,200	Yamatake Corp.	409,445

		2,569,700

	Land & Water Transportation — 0.2%
3,000	Chuo Warehouse Co., Ltd.	34,986
2,000	Daiwa Logistics Co., Ltd.	18,347
8,000	Isewan Terminal Service Co., Ltd.	43,720
6,000	Japan Oil Transportation Co., Ltd.	16,512
8,400	K.R.S. Corp.	126,734
3,000	Kanda Corp.	12,033
3,000	Kawanishi Warehouse Co., Ltd.	17,830
22,000	Kawasaki Kinkai Kisen Kaisha Ltd.	80,082
8,000	Meiko Trans Co., Ltd.	56,212
16,000	Senko Co., Ltd.	61,520
52,000	Sumitomo Warehouse Co., Ltd.	253,732
5,000	Tokyo Kisen Co., Ltd.	25,129

		746,837

	Metal Products & Machinery — 1.6%
24,000	Aida Engineering Ltd.	115,234
30,000	Amada Co., Ltd.	165,707
25,000	Asahi Diamond Industrial Co., Ltd.	148,092
20,000	CKD Corp.	123,939
1,800	Corona Corp.	27,614
68,000	Daifuku Co., Ltd.	439,973
3,800	Dainichi Co., Ltd.	22,436
200	DMW Corp.	8,002
1,400	Freund Corp.	10,042
3,000	Fuji Seiko Ltd.	13,936
70,000	Fujitec Co., Ltd.	368,205
70,000	Hokkai Can Co., Ltd.	189,226
5,000	Hokuetsu Industries Co., Ltd.	9,125
4,000	Hosokawa Micron Corp. *	29,472

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Metal Products & Machinery continued
13,000	Ishikawajima Transport Machinery Co., Ltd.	$35,523
267,000	Japan Steel Works Ltd.	495,072
38,000	Kato Works Co., Ltd.	105,689
5,000	Koken Ltd.	45,379
3,600	Maezawa Industries, Inc.	21,255
17,000	Max Co., Ltd.	188,299
151,000	Meidensha Corp.	331,560
26,600	Mori Seiki Co., Ltd.	242,455
2,000	Nakano Refrigerators Co., Ltd.	16,785
1,000	Neturen Co., Ltd.	6,324
3,000	Nihon Kaiheiki Industry Co., Ltd.	24,446
39,000	Nippon Sharyo Ltd.	96,672
57,000	Nippon Thompson Co., Ltd.	367,132
4,000	Nissei Plastic Industrial Co., Ltd.	29,511
18,900	Nitto Kogyo Corp.	184,260
5,000	Okuma Corp. *	21,275
43,000	Organo Corp.	227,442
5,100	Piolax, Inc.	102,776
2,000	Sanso Electric Co., Ltd.	13,877
88,000	Shinmaywa Industries Ltd.	386,455
17,000	Sinko Kogyo Co., Ltd.	31,024
8,000	Sintokogio Ltd.	53,089
80,000	Takaoka Electric Manufacturing Co., Ltd. *	133,502
200	Thk Co., Ltd.	3,962
2,000	Toami Corp.	26,720
6,000	Toso Co., Ltd.	15,517
19,000	Toyo Engineering Works Ltd.	31,892
35,000	Toyoda Machine Works Ltd.	298,868
400	Zuiko Corp.	3,708

		5,211,472

	Miscellaneous Finance — 0.0%
3,000	Daiko Clearing Services Corp.	22,163
24,000	Marusan Securities Co., Ltd.	150,600

		172,763

	Oil & Coal Resources — 0.1%
48,000	Kanto Natural Gas Development Co., Ltd.	291,832

	Oil Distribution — 0.3%
40,700	Itochu Enex Co., Ltd.	262,939
102,000	Iwatani International Corp.	240,890
15,000	Kamei Corp.	143,164
29,000	San-Ai Oil Co., Ltd.	116,034
10,000	Sinanen Co., Ltd.	49,966
106,000	Toa Oil Co., Ltd.	185,166
26,000	Uehara Sei Shoji Co., Ltd.	138,031

		1,136,190

	Photooptical, Micros & Office Machinery — 0.2%
18,000	Amano Corp.	178,823
15,000	Fujicopian Co., Ltd.	32,644
19,000	King Jim Co., Ltd.	96,418
5,000	Ricoh Elemex Corp.	26,837
7,500	Riso Kagaku Corp.	292,769
23,000	Star Micronics Co., Ltd.	191,012

		818,503

	Publishing, Broadcasting & Cinema — 0.2%
490	Asahi Broadcasting Corp.	32,995
1,000	Broadcasting System of Niigata, Inc. (BSN)	6,812
1,900	Chubu-Nippon Broadcasting Co., Ltd.	20,860
30,000	Gakken Co., Ltd.	62,067
1,000	Hiraga Co., Ltd.	7,856
8,000	RKB Mainichi Broadcasting Corp.	56,992
2,000	Sanko Sangyo Co., Ltd.	17,078
110,000	Toei Co., Ltd.	558,212
4,100	Tokyo Lithmatic Corp.	53,616

		816,488

	Real Estate Development — 0.2%
4,000	Aoki Marine Co., Ltd.	9,486
14,000	Cowboy Co., Ltd.	44,403
7,000	Hosoda Corp.	29,716
112,000	HUNET, Inc.	186,903
4,000	Kowa Spinning Co., Ltd.	15,692
10,900	Nisshin Fudosan Co., Ltd.	114,351
23,000	Recruit Cosmos Co., Ltd.	83,049
7,000	Sankei Building Co., Ltd.	44,403
19,000	Sekiwa Real Estate Kansai Ltd.	104,021

		632,024

	Real Estate Investment Trusts — 0.1%
77	Pacific Management Corp.	178,843

	Restaurants, Hotels & Theaters — 1.1%
2,000	ABILIT Corp.	24,202
1,500	Aeon Fantasy Co., Ltd.	36,303
30,800	Capcom Co., Ltd.	292,761
12,000	Colowide Co., Ltd.	139,475
17,800	Daisyo Corp.	220,785
13,000	Denny’s Japan Co., Ltd.	246,755
14,500	Doutor Coffee Co., Ltd.	275,934
6,000	Friendly Corp.	29,511
20,000	Gourmet Kineya Co., Ltd.	178,784
500	Green House Co., Ltd.	10,491
10,500	Horipro, Inc.	92,427
82,000	Kinki Nippon Tourist Co., Ltd. *	203,259
500	Marche Corp.	5,133
6,600	Matsuya Foods Co., Ltd.	146,209
9,000	MOS Food Services, Inc.	121,382
23,000	Royal Co., Ltd.	291,568
255	Shidax Corp.	225,212

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Restaurants, Hotels & Theaters continued
195	Taito Corp.	$296,867
12,940	Tecmo Ltd.	102,793
132,000	Tokyo Dome Corp.	622,193

		3,562,044

	Retail — 0.8%
14,400	Aoki International Co., Ltd.	192,103
7,000	Aucnet, Inc.	136,967
6,000	Blue Grass Co., Ltd.	55,041
9,200	Charle Co., Ltd.	72,544
25,300	Chiyoda Co., Ltd.	403,685
12,000	Daiwa Co., Ltd.	26,583
4	Digital Garage, Inc. *	15,380
10,000	Hanshin Department Store Ltd.	64,214
10,600	Haruyama Trading Co., Ltd.	151,133
3,000	Hasegawa Co., Ltd.	9,398
106	Impress Holdings, Inc. *	115,858
67,000	Izumiya Co., Ltd.	456,388
4,400	Jeans Mate Corp.	48,522
1,000	Konaka Co., Ltd.	15,019
98,000	Matsuzakaya Co., Ltd.	388,289
1,600	Ministop Co., Ltd.	27,762
2,000	Nagano Tokyu Department Store Co., Ltd.	5,953
62,000	Parco Co., Ltd.	364,243
7,700	Poplar Co., Ltd.	104,450
100	Right On Co., Ltd.	3,425
300	RIO Chain Co., Ltd.	3,367
9,000	Senshukai Co., Ltd.	76,237
8,500	Simree Co., Ltd.	35,669
3,200	Three F Co., Ltd.	26,232
2,000	Tokyo Derica Co., Ltd.	13,741
11,000	Tokyu Store Chain Co., Ltd.	56,787
800	U Store Co., Ltd.	8,080
1,100	Xebio Co., Ltd.	34,244

		2,911,314

	Soaps & Cosmetics — 0.1%
85	Aderans Co., Ltd.	1,966
195	Dr. Ci:Labo Co., Ltd.	443,398
1,000	Sunstar, Inc.	3,767

		449,131

	Software — 0.3%
2,000	Asahi Intelligence Service Co., Ltd.	20,025
3,000	Creo Co., Ltd.	17,420
20,700	Fujitsu Business Systems Ltd.	285,643
300	INES Corp.	2,840
1,400	Information Development Co., Ltd.	7,569
8,000	Intec, Inc.	63,628
5,000	Japan Process Development Co., Ltd.	46,355
6,700	Saison Information Systems Co., Ltd.	98,731
200	Sumisho Electronics Co., Ltd.	2,537
6,200	TKC Corp.	97,716
23,000	Tsuzuki Denki Co., Ltd.	87,538
44,000	Uchida Yoko Co., Ltd.	190,222

		920,224

	Textiles & Apparel — 0.3%
142,000	Daiwabo Co., Ltd.	213,409
2,000	Fuji Corp.	16,297
5,000	Fujix Ltd.	29,228
2,000	Ichikawa Co., Ltd.	8,139
11,000	Japan Wool Textile Co., Ltd.	69,347
10,000	Jichodo Co., Ltd.	63,433
5,000	King Co., Ltd.	14,882
180,000	Kurabo Industries Ltd.	409,291
23,000	Lapine Co., Ltd.	43,544
5,000	Morishita Co., Ltd.	51,235
7,000	Nippon Felt Co., Ltd.	39,280
6,000	Seiren Co., Ltd.	44,208
17,000	Tokyo Soir Co., Ltd.	52,757
4,000	Yagi Corp.	20,494

		1,075,544

	Wholesale — 1.0%
47,000	Best Denki Co., Ltd.	210,071
14,500	Daiwabo Information System Co., Ltd.	193,579
11,000	Denkyosha Co., Ltd.	94,037
3,000	Furusato Industries Ltd.	27,813
1,000	Inaba Denki Sangyo Co., Ltd.	24,446
15,000	Inabata & Co., Ltd.	132,624
60,000	Joshin Denki Co., Ltd.	204,938
24,000	Kanaden Corp.	135,142
1,600	Kato Sangyo Co., Ltd.	24,233
59,000	Laox Co., Ltd.	134,732
17,800	Marubun Corp.	148,695
17,000	Mitani Corp.	95,394
14,000	Nagahori Corp.	42,490
15,100	Onoken Co., Ltd.	231,356
14,000	Paltac Corp.	206,304
8,600	Ryosan Co., Ltd.	198,487
10,800	Ryoyo Electro Corp.	169,689
19,000	Sanshin Electronics Co., Ltd.	144,442
17,700	Satori Electric Co., Ltd.	235,437
13,000	Sekido Co., Ltd.	19,918
2,000	Shinden Co., Ltd.	8,276
21,000	Shinko Shoji Co., Ltd.	151,244
1,000	Soda Nikka Co., Ltd.	3,094
11,100	Sofmap Co., Ltd.	48,529
5,000	Somar Corp.	15,810
1,450	Takachiho Koheki Co., Ltd.	13,443
28,000	Takihyo Co., Ltd.	154,933
5,000	Tokiwa Yakuhin Co., Ltd.	19,518
7,000	Totech Corp.	30,126
10,000	Trusco Nakayama Corp.	149,898
2,500	Tsuzuki Densan Co., Ltd.	12,784

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Japan continued
	Wholesale continued
3,000	Yagi & Co., Ltd.	$31,356
3,000	Yokohama Maruuo Co., Ltd.	16,102
18,000	Yuasa Funashoku Co., Ltd.	41,280

		3,370,220

		51,131,662

	Malaysia — 0.0%
	Real Estate Development — 0.0%
24,000	Rekapacific Berhad * (a)	0

	Netherlands — 1.5%
	Basic Minerals & Metals — 0.3%
32,565	Mittal Steel Co., NV *	1,204,423

	Information & Services — 0.3%
22,464	Koninklijke BAM Groep NV	1,129,154

	Land & Water Transportation — 0.2%
16,571	Koninklijke Frans Maas Groep NV	613,782

	Wholesale — 0.7%
2,047	Petroplus International NV	21,703
76,200	Univar NV	2,101,533

		2,123,236

		5,070,595

	New Zealand — 0.5%
	Agriculture, Food & Beverage — 0.0%
50,192	Sanford Ltd.	163,142

	Airlines — 0.1%
219,248	Air New Zealand Ltd. *	259,715

	Construction Materials — 0.2%
147,593	Fletcher Building Ltd.	705,735

	Electric Utilities — 0.1%
96,588	Prime Infrastructure (NZ SPARCS) (a)	149,996
14,328	TrustPower Ltd.	58,990

		208,986

	Forest Products & Paper — 0.0%
34,022	Tenon Ltd.	54,063

	Land & Water Transportation — 0.0%
83,606	Toll NZ Ltd. *	163,049

	Miscellaneous Finance — 0.1%
156,234	Tower Ltd. *	241,494

	Retail — 0.0%
5,793	Warehouse Group Ltd.	15,189

		1,811,373

	Norway — 0.4%
	Land & Water Transportation — 0.1%
11,000	Stolt-Nielsen SA *	316,016

	Oil Drilling & Services — 0.3%
78,000	Fred Olsen Energy ASA *	1,126,861

		1,442,877

	Portugal — 0.2%
	Forest Products & Paper — 0.2%
446,874	Corticeira Amorim, S.G.P.S., SA *	643,858

	Singapore — 1.8%
	Agriculture, Food & Beverage — 0.1%
712,000	Asia Food & Properties Ltd. *	204,999
696,000	Golden Agri-Resources Ltd. *	198,260

		403,259

	Airlines — 0.1%
354,000	Singapore Airport Terminal Services Ltd.	435,886

	Banks & Credit Institutions — 0.1%
148,000	Hong Leong Finance Ltd.	271,992

	Financial Investments — 0.1%
109,000	Metro Holdings Ltd.	30,716
60,750	Overseas Union Enterprise Ltd.	290,278

		320,994

	Instruments — 0.0%
51,000	Sunright Ltd. *	9,060

	IT Hardware — 0.0%
10,000	WBL Corp., Ltd.	19,726

	Land & Water Transportation — 0.2%
335,000	Neptune Orient Lines Ltd.	615,658
120,000	SBS Transit Ltd.	124,969

		740,627

	Metal Products & Machinery — 0.0%
27,000	GP Batteries International Ltd.	34,900

	Oil Distribution — 0.1%
159,000	Singapore Petroleum Co., Ltd.	368,182

	Real Estate Development — 1.0%
362,000	Allgreen Properties Ltd.	239,500
739,550	Ascott Group Ltd.	190,279
860,000	CapitaLand Ltd.	1,122,151
17,000	Fraser and Neave Ltd.	169,750
30,000	Jardine Cycle & Carriage Ltd.	194,805
247,000	Keppel Land Ltd.	340,450
126,000	Singapore Land Ltd.	365,866
16,000	Straits Trading Co., Ltd.	20,779
475,000	United Industrial Corp., Ltd.	266,249
274,000	United Overseas Land Ltd.	339,059
424	Wing Tai Holdings Ltd.	260

		3,249,148

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Singapore continued
	Real Estate Development continued
	Restaurants, Hotels & Theaters — 0.1%
225,000	Hotel Properties Ltd.	$150,239
74,000	Lum Chang Holdings Ltd.	9,746
774,600	Raffles Holdings Ltd.	225,395

		385,380

	Retail — 0.0%
35,000	Robinson & Co., Ltd.	131,861
5,000	Wearnes International (1994) Ltd.	3,645

		135,506

	Wholesale — 0.0%
147,000	GP Industries Ltd.	88,250

		6,462,910

	Spain — 4.7%
	Basic Minerals & Metals — 0.3%
60,243	Cie Automotive SA	940,862

	Chemicals & Rubber — 0.1%
126,000	La Seda de Barcelona SA, Class B *	369,933

	Construction & Homebuilding — 0.7%
176,000	Abengoa SA	1,739,188
91,010	Obrascon Huarte Lain SA	779,343

		2,518,531

	Forest Products & Paper — 0.2%
2,400	Grupo Empresarial Ence SA	73,497
147,333	Papeles y Cartones de Europa SA	728,955

		802,452

	Information & Services — 0.2%
76,000	Funespana SA	831,589

	Instruments — 0.1%
46,594	Indo Internacional SA	381,264

	Metal Products & Machinery — 0.0%
538	Sociedad Espanola del Acumulador Tudor SA *	5,338

	Real Estate Development — 2.1%
47,960	Corporacion Financiera Alba SA	1,675,373
69,200	Inmobiliaria Colonial	2,784,178
161,000	Inmobiliaria Urbis SA	2,337,203
12,588	TESTA, Inmuebles en Renta SA	273,593

		7,070,347

	Restaurants, Hotels & Theaters — 0.6%
168,142	Sol Melia SA	1,668,393
264,242	TelePizza SA	538,756

		2,207,149

	Wholesale — 0.4%
6,300	Compania de Distribucion Integral Logista SA	341,589
44,818	Pescanova SA	971,656

		1,313,245

		16,440,710

	Sweden — 2.7%
	Commercial Aircraft & Components — 0.6%
126,000	Saab AB	2,189,936

	Financial Investments — 0.7%
103,000	Ratos AB, Class B	2,224,171
1,952	Vostok Nafta Investment Ltd. *	34,661

		2,258,832

	Health Care & Hospital — 0.6%
148,000	Gambro AB, Class A	2,110,181

	Metal Products & Machinery — 0.3%
45,800	SSAB Svenskt Stal AB, Class B	1,078,596

	Miscellaneous Finance — 0.1%
21,710	Luxonen SA *	238,485

	Software — 0.4%
658,000	Intentia International AB, Class B *	1,410,976
15,434	Partnertech AB *	158,511

		1,569,487

		9,445,517

	Switzerland — 6.3%
	Agriculture, Food & Beverage — 0.4%
1,186	Barry Callebaut AG *	295,170
1,335	Bell Holding AG	1,209,261

		1,504,431

	Banks & Credit Institutions — 0.1%
698	Graubuendner Kantonalbank	481,866

	Basic Minerals & Metals — 0.1%
19,067	Swiss Steel AG	307,695

	Communications Utilities — 0.0%
8,000	Ascom Holding AG *	133,673

	Construction Materials — 0.1%
433	Vetropack Holding AG	283,691

	Financial Investments — 0.2%
3,000	Private Equity Holding AG *	105,532
2,599	Sustainable Performance Group *	692,548

		798,080

	Forest Products & Paper — 0.3%
4,400	Harwanne Compagnie de participations industielles et financieres SA	1,083,458

	Furniture & Household Items — 0.2%
8,200	Quadrant AG *	674,259

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares		Value

	Common Stock, Switzerland continued
	Instruments — 0.5%
5,680	Leica Geosystems AG *	$1,748,307

	Insurance — 1.1%
13,200	Baloise Holding AG, Class R	609,445
4,751	Helvetia Patria Holding	707,782
15,800	Swiss Life Holding *	2,299,623
78	Waadt Versicherungen Holding	137,465

		3,754,315

	Metal Products & Machinery — 1.7%
304	AFG Arbonia-Forster Holding AG	48,630
880	Bucher Industries AG	195,796
204	Conzzeta Holding AG	237,710
2,117	Industrieholding Cham AG	525,015
50,100	Saurer AG *	2,951,983
3,100	SIG Holding AG	708,821
8,620	Unaxis Holding AG	856,618

		5,524,573

	Real Estate Development — 1.0%
28,448	PSP Swiss Property AG	1,235,891
783	Swiss Prime Site	195,561
14,821	Unique Zurich Airport *	1,916,002

		3,347,454

	Restaurants, Hotels & Theaters — 0.4%
4,860	Moevenpick Holding AG *	1,436,074

	Retail — 0.2%
16,699	Charles Voegele Holding AG	748,966

	Software — 0.0%
450	Amazys Holding AG	24,536

		21,851,378

	United Kingdom — 11.1%
	Autos — 0.1%
50,000	Avon Rubber plc	195,542

	Basic Minerals & Metals — 0.6%
288,397	Avocet Mining plc *	544,669
20,000	Bodycote International plc	62,781
1,710,000	Corus Group plc *	1,657,931

		2,265,381

	Commercial Aircraft & Components — 0.1%
2,000	Cobham plc	47,498
17,503	Umeco plc	139,121

		186,619

	Construction & Homebuilding — 1.6%
51,000	Barratt Developments plc	582,105
198,000	George Wimpey plc	1,537,668
167,000	Mowlem plc	611,589
131,819	Taylor Woodrow plc	688,376
95,400	Wilson Bowden plc	2,088,009

		5,507,747

	Construction Materials — 0.5%
734,794	Aggregate Industries plc	1,474,215
156,000	Pilkington plc	329,455

		1,803,670

	Drugs & Pharmaceuticals — 0.0%
12,011	Shire Pharmaceuticals plc	126,138

	Financial Investments — 0.2%
3,723	Ashtead Group plc *	5,518
78,352	Hitachi Capital UK plc	358,170
65,215	Vp plc	237,892

		601,580

	Gas & Other Public Utilities — 0.0%
32,000	Shanks Group plc	85,397

	Information & Services — 1.5%
150,214	Autologic Holdings plc	738,294
38,529	Capital & Regional plc	514,105
33,000	DTZ Holdings plc	127,588
101,689	First Choice Holidays plc	300,171
14,719	Incepta Group plc	21,759
138,000	Interior Services Group plc	532,542
33,617	Management Consulting Group plc	31,051
140,393	RAC plc	1,711,584
106,000	Savills plc	1,060,285
408,512	Sygen International plc	337,642

		5,375,021

	Instruments — 0.4%
321,000	Senior plc	248,672
275,555	Whatman plc	1,227,370

		1,476,042

	Insurance — 0.3%
288,000	Friends Provident plc	851,514
608,142	SVB Holdings plc	361,948

		1,213,462

	Land & Water Transportation — 0.2%
54,047	Arriva plc	560,331
8,000	FirstGroup plc	53,565

		613,896

	Metal Products & Machinery — 0.9%
233,616	Aga Foodservice Group plc	1,228,944
362,472	Charter plc *	1,614,513
152,869	Fenner plc	353,953

		3,197,410

	Miscellaneous Finance — 0.1%
108,750	Aberdeen Asset Management plc	246,685

	Oil & Coal Resources — 0.6%
131,000	Dana Petroleum plc *	1,050,042
198,629	Paladin Resources plc	667,359
152,000	UK Coal plc	370,618

		2,088,019

Statement of Portfolio Investments continued

Laudus Rosenberg International Small Capitalization Fund

Shares or Principal		Value

	Common Stock, United Kingdom continued
	Oil & Coal Resources continued
	Oil Drilling & Services — 0.4%
40,150	Abbot Group plc	$164,767
120,169	Hunting plc	416,552
173,743	Venture Production plc *	768,544

		1,349,863

	Real Estate Development — 0.5%
16,000	Ashtenne Holdings plc	134,086
48,266	Countryside Properties plc	262,245
134,218	Slough Estates plc	1,417,269

		1,813,600

	Restaurants, Hotels & Theaters — 2.1%
104,869	De Vere Group plc	946,289
86,000	Greene King plc	2,205,890
20,000	Millennium & Copthorne Hotels plc	151,672
3,308,000	Sportech plc *	476,328
31,619	Urbium plc	365,598
104,600	Whitbread plc	1,699,956
54,158	Wolverhampton & Dudley Breweries plc	1,141,679

		6,987,412

	Retail — 0.2%
282,000	Somerfield plc	851,371

	Soaps & Cosmetics — 0.3%
116,134	Body Shop International plc	357,860
209,000	McBride plc	566,579

		924,439

	Software — 0.4%
204,000	Alphameric plc	310,958
854,000	InTechnology plc *	1,229,697

		1,540,655

	Wholesale — 0.1%
191,319	Fayrewood plc	477,508

		38,927,457

	Total Common Stock (Cost $259,066,928)	321,511,929

	Preferred Stock — 0.1%
	Germany — 0.1%
	Wholesale — 0.1%
15,207	Jungheinrich AG	288,761

	Total Preferred Stock (Cost $317,359)	288,761

	Repurchase Agreement — 6.4%
	United States — 6.4%
$22,388,000	State Street Bank dated 12/31/04, due 1/3/05 at 1.25% with a maturity value of $22,390,332 (Fully collateralized by a Federal National Mortgage Note)	22,388,000

	Total Repurchase Agreement (Cost $22,388,000)	22,388,000

	Total Investments (Cost $281,772,287) (b) — 98.5%	$344,188,690

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

(a)	Bankrupt security/delisted; fair-valued by management.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$65,284,486
Unrealized depreciation	(2,868,083)

Net unrealized appreciation	$62,416,403

Laudus Trust

Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 95.5%
	Agriculture, Food & Beverage — 3.0%
100	Bunge Ltd.	$5,701
5,500	Pepsi Bottling Group, Inc.	148,720
11,900	PepsiCo, Inc.	621,180

		775,601

	Banks & Credit Institutions — 12.1%
25,700	Bank of America Corp.	1,207,643
300	Comerica, Inc.	18,306
7,500	Freddie Mac	552,750
13,300	National City Corp.	499,415
8,000	SunTrust Banks, Inc.	591,040
3,200	U.S. Bancorp	100,224
2,000	Zions Bancorp	136,060

		3,105,438

	Basic Minerals & Metals — 2.0%
4,000	Nucor Corp.	209,360
1,000	Phelps Dodge Corp.	98,920
3,800	United States Steel Corp.	194,750

		503,030

	Beer, Liquor & Tobacco — 1.1%
4,700	Altria Group, Inc.	287,170

	Cellular & Wireless — 0.5%
1,600	Telephone & Data Systems, Inc.	123,120

	Chemicals & Rubber — 1.1%
6,000	Sherwin-Williams Co.	267,780

	Commercial Aircraft & Components — 1.0%
6,200	Rockwell Collins, Inc.	244,528

	Construction & Homebuilding — 2.2%
8,000	D.R. Horton, Inc.	322,480
3,700	Pulte Homes, Inc.	236,060

		558,540

	Construction Materials — 0.8%
3,600	Vulcan Materials Co.	196,596

	Consumer Durables — 1.3%
3,200	Brunswick Corp.	158,400
2,300	Harley-Davidson, Inc.	139,725
200	Harman International Industries, Inc.	25,400

		323,525

	Drugs & Pharmaceuticals — 1.5%
200	Merck & Co., Inc.	6,428
13,600	Pfizer, Inc.	365,704

		372,132

	Electric Utilities — 2.2%
6,000	Constellation Energy Group, Inc.	262,260
4,600	TXU Corp.	296,976
700	Xcel Energy, Inc.	12,740

		571,976

	Forest Products & Paper — 0.4%
2,900	Georgia-Pacific Corp.	108,692

	Gas & Other Public Utilities — 1.2%
11,300	NiSource, Inc.	257,414
1,700	Republic Services, Inc.	57,018

		314,432

	Government Aircraft & Defense — 2.0%
12,800	Raytheon Co.	497,024

	Health Care & Hospital — 7.1%
5,200	Aetna, Inc.	648,700
7,900	UnitedHealth Group, Inc.	695,437
4,000	WellPoint, Inc. *	460,000

		1,804,137

	Information & Services — 4.6%
2,900	Moody’s Corp.	251,865
16,800	Prudential Financial, Inc.	923,328

		1,175,193

	Instruments — 3.2%
300	C.R. Bard, Inc.	19,194
1,300	Johnson & Johnson	82,446
6,400	Johnson Controls, Inc.	406,016
5,800	Thermo Electron Corp. *	175,102
2,900	Waters Corp. *	135,691

		818,449

	Insurance — 7.4%
9,000	ACE Ltd.	384,750
470	Cincinnati Financial Corp.	20,802
2,500	Everest Re Group Ltd.	223,900
5,500	Fidelity National Financial, Inc.	251,185
5,300	Lincoln National Corp.	247,404
5,000	Loews Corp.	351,500

Statement of Portfolio Investments continued

Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Shares or Principal		Value

	Common Stock, Insurance continued
6,900	Old Republic International Corp.	$174,570
4,400	Radian Group, Inc.	234,256
100	Torchmark Corp.	5,714

		1,894,081

	Integrated Oil Cos. — 3.5%
200	ChevronTexaco Corp.	10,502
1,700	Exxon Mobil Corp.	87,142
13,800	Occidental Petroleum Corp.	805,368

		903,012

	IT Hardware — 2.1%
2,600	Avaya, Inc. *	44,720
9,300	Marvell Technology Group Ltd. *	329,871
9,800	The DIRECTV Group, Inc. *	164,052

		538,643

	Land & Water Transportation — 2.9%
15,600	Burlington Northern Santa Fe Corp.	738,036

	Mainframe & Minicomputers — 1.1%
6,600	Dell, Inc. *	278,124

	Metal Products & Machinery — 0.9%
1,300	American Standard Cos., Inc. *	53,716
2,000	Black & Decker Corp.	176,660

		230,376

	Miscellaneous Finance — 3.4%
3,300	Ambac Financial Group, Inc.	271,029
1,200	Chicago Mercantile Exchange	274,440
6,500	Citigroup, Inc.	313,170

		858,639

	Oil & Coal Resources — 3.6%
5,600	Anadarko Petroleum Corp.	362,936
4,000	Kerr-McGee Corp.	231,160
9,225	XTO Energy, Inc.	326,381

		920,477

	Photooptical, Micros & Office Machinery — 1.6%
5,300	Eastman Kodak Co.	170,925
3,400	NCR Corp. *	235,382

		406,307

	Publishing, Broadcasting & Cinema — 2.4%
7,500	Clear Channel Communications, Inc.	251,175
9,600	Viacom, Inc., Class A	355,968

		607,143

	Real Estate Investment Trusts — 0.9%
5,200	iStar Financial, Inc.	235,352

	Retail — 10.0%
4,500	eBay, Inc. *	523,260
6,600	Federated Department Stores, Inc.	381,414
17,100	Home Depot, Inc.	730,854
4,000	Nordstrom, Inc.	186,920
11,000	Office Depot, Inc. *	190,960
300	Staples, Inc.	10,113
5,300	SUPERVALU, Inc.	182,956
13,724	TJX Cos., Inc.	344,884

		2,551,361

	Soaps & Cosmetics — 0.7%
3,800	Estee Lauder Cos., Inc., Class A	173,926

	Software — 4.5%
3,800	Adobe Systems, Inc.	238,412
10,600	Autodesk, Inc.	402,270
4,600	Cognizant Technology Solutions Corp., Class A*	194,718
5,600	Computer Sciences Corp. *	315,672

		1,151,072

	Textiles & Apparel — 2.0%
7,800	Coach, Inc. *	439,920
300	Jones Apparel Group, Inc.	10,971
1,500	Liz Claiborne, Inc.	63,315

		514,206

	Wholesale — 1.2%
2,623	Patterson Cos., Inc. *	113,812
2,700	W.W. Grainger, Inc.	179,874

		293,686

	Total Common Stock (Cost $20,103,122)	24,341,804

	Repurchase Agreement — 4.1%
$1,032,439	Bear Stearns dated 12/31/04, due 1/3/05 at 1.50% with a maturity value of $1,032,568 (Fully collateralized by a US Treasury Note)	1,032,439

	Total Repurchase Agreement (Cost $1,032,439)	1,032,439

	Total Investments (Cost $21,135,561) (b) — 99.6%	$25,374,243

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

(a)	All long positions are pledged as collateral for securities sold short.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,343,211
Unrealized depreciation	(104,529)

Net unrealized appreciation	$4,238,682

Laudus Trust

Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Statement of Securities Sold Short as of 12/31/04 (Unaudited)

Shares		Value

	Common Stock — 95.4%
	Agriculture, Food & Beverage — 3.4%
16,100	Coca-Cola Co.	$670,243
8,800	Coca-Cola Enterprises, Inc.	183,480
200	Kraft Foods, Inc., Class A	7,122

		860,845

	Airlines — 0.8%
12,800	Southwest Airlines Co.	208,384

	Autos — 0.5%
12,900	Delphi Corp.	116,358
200	General Motors Acceptance Corp.	8,012

		124,370

	Banks & Credit Institutions — 14.0%
10,000	E*TRADE Financial Corp.	149,500
15,000	Fifth Third Bancorp	709,200
28,600	General Electric Co.	1,043,899
12,200	MBNA Corp.	343,918
9,400	New York Community Bancorp, Inc.	193,358
6,082	Northern Trust Corp.	295,464
4,300	Regions Financial Corp.	153,037
12,600	Sovereign Bancorp, Inc.	284,130
12,600	Synovus Financial Corp.	360,108

		3,532,614

	Basic Minerals & Metals — 2.1%
5,700	Freeport-McMoRan Copper & Gold, Inc., Class B	217,911
7,200	Newmont Mining Corp.	319,752

		537,663

	Biotechnology — 3.1%
9,700	Amgen, Inc. *	622,255
13,500	Millennium Pharmaceuticals, Inc. *	163,620

		785,875

	Communications Utilities — 1.9%
17,100	BellSouth Corp.	475,209

	Construction & Homebuilding — 1.3%
8,300	Halliburton Co.	325,692

	Drugs & Pharmaceuticals — 6.8%
9,800	Abbott Laboratories	457,170
4,500	Allergan, Inc.	364,815
7,700	Eli Lilly & Co.	436,975
11,300	Wyeth	481,267

		1,740,227

	Electric Utilities — 2.6%
23,400	AES Corp. *	319,878
5,800	DTE Energy Co.	250,154
300	PPL, Inc.	15,984
100	Progress Energy, Inc.	4,524
2,400	Southern Co.	80,448

		670,988

	Forest Products & Paper — 2.1%
4,600	Avery Dennison Corp.	275,862
6,800	Plum Creek Timber Co.	261,392

		537,254

	Furniture & Household Items — 3.9%
10,500	International Game Technology	360,990
16,200	Mattel, Inc.	315,738
13,400	Newell Rubbermaid, Inc.	324,146

		1,000,874

	Gas & Other Public Utilities — 1.2%
28,600	El Paso Corp.	297,440
100	Kinder Morgan, Inc.	7,313
500	Williams Cos., Inc.	8,145

		312,898

	Government Aircraft & Defense — 1.1%
4,500	Garmin Ltd.	273,780

	Health Care & Hospital — 4.0%
15,800	HCA, Inc.	631,368
8,500	Health Management Associates, Class A	193,120
17,700	Tenet Healthcare Corp. *	194,346

		1,018,834

	Information & Services — 3.7%
4,900	Apollo Group, Inc., Class A *	395,479
16,300	Paychex, Inc.	555,504

		950,983

	Instruments — 1.8%
9,400	Medtronic, Inc.	466,898

	Insurance — 2.9%
8,300	UnumProvident Corp.	148,902
5,700	Willis Group Holdings Ltd.	234,669
4,600	XL Capital Ltd., Class A	357,190

		740,761

	Integrated Oil Cos. — 1.3%
8,700	Marathon Oil Corp.	327,207

	IT Hardware — 7.0%
12,800	Altera Corp. *	264,960
6,600	KLA-Tencor Corp. *	307,428
12,400	Linear Technology Co.	480,624
1,100	Maxim Integrated Products, Inc.	46,629
8,977	Microchip Technology, Inc.	239,327

Statement of Securities Sold Short continued

Laudus Rosenberg U.S. Large/ Mid Capitalization Long/ Short Equity Fund

Shares		Value

	Common Stock, IT Hardware continued
22,000	Micron Technology, Inc. *	$271,700
26,000	Solectron Corp. *	138,580
1,200	Xilinx, Inc.	35,580

		1,784,828

	Land & Water Transportation — 1.9%
5,800	United Parcel Service, Inc., Class B	495,668

	Miscellaneous Finance — 0.8%
1,836	Ameritrade Holding Corp. *	26,108
3,200	Morgan Stanley	177,664

		203,772

	Photooptical, Micros & Office Machinery — 0.7%
5,500	Network Appliance, Inc. *	182,710

	Publishing, Broadcasting & Cinema — 2.1%
2,200	Interpublic Group of Cos., Inc. *	29,480
3,400	Knight-Ridder, Inc.	227,596
5,600	New York Times Co., Class A	228,480
200	Omnicom Group	16,864
1,100	Univision Communications, Inc., Class A *	32,197

		534,617

	Real Estate Investment Trusts — 2.2%
5,500	Duke Realty Corp.	187,770
5,800	Equity Residential	209,844
4,300	General Growth Properties, Inc.	155,488
200	Vornado Realty Trust	15,226

		568,328

	Retail — 12.2%
9,700	Bed Bath & Beyond, Inc. *	386,351
6,000	Family Dollar Stores, Inc.	187,380
7,800	J.C. Penney Co., Inc.	322,920
10,200	Kohl’s Corp. *	501,534
27,100	Kroger Co. *	475,334
7,800	May Department Stores Co.	229,320
5,500	Tiffany & Co.	175,835
15,600	Wal-Mart Stores, Inc.	823,992

		3,102,666

	Software — 8.0%
8,800	Electronic Arts, Inc. *	542,784
3,500	Electronic Data Systems Corp.	80,850
8,100	Intuit, Inc. *	356,481
3,900	Mercury Interactive Corp. *	177,645
9,000	Microsoft Corp.	240,390
46,500	Oracle Corp. *	637,980

		2,036,130

	Textiles & Apparel — 1.0%
5,800	Cintas Corp.	254,388

	Wholesale — 1.0%
4,300	AmerisourceBergen Corp.	252,324

	Total Securities Sold Short (Proceeds $22,887,156) — 95.4%	$24,306,787

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

Laudus Trust

Laudus Rosenberg Global Long/ Short Equity Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 95.9%
	Austria — 0.3%
	Oil Distribution — 0.3%
163	OMV AG	$49,117

	Belgium — 0.4%
	Banks & Credit Institutions — 0.3%
652	Algemene Maatschappij voor Nijverheidskredit NV (Almanij)	66,821

	Basic Minerals & Metals — 0.1%
137	Umicore	12,896

		79,717

	Denmark — 0.6%
	Agriculture, Food & Beverage — 0.1%
308	Danisco A/ S	18,798

	Cellular & Wireless — 0.2%
1,031	TDC A/ S	43,660

	Information & Services — 0.2%
519	ISS A/ S	28,973

	Instruments — 0.1%
1,252	GN Store Nord A/ S	13,498

		104,929

	Finland — 0.8%
	Cellular & Wireless — 0.2%
2,000	Elisa Corp. *	32,241

	Chemicals & Rubber — 0.1%
738	Kemira Oyj	10,192

	Electric Utilities — 0.2%
2,700	Fortum Oyj	49,986

	Forest Products & Paper — 0.2%
588	Huhtamaki Oyj	9,487
1,698	M-real Oyj, Class B	10,848
822	Metso Oyj	13,027

		33,362

	Metal Products & Machinery — 0.1%
830	Wartsila Oyj, Class B	17,679

		143,460

	France 4.2%
	Airlines — 0.1%
1,315	Air France-KLM	25,060

	Autos — 0.3%
900	PSA Peugeot Citroen	57,129

	Banks & Credit Institutions — 0.5%
800	Societe Generale	80,958

	Construction Materials — 0.4%
1,200	Compagnie de Saint-Gobain	72,291
43	SA des Ciments Vicat	4,851

		77,142

	Financial Investments — 0.2%
81	Societe Fonciere Financiere et de Participations (FFP)	17,616
636	Worms & CIE	20,315

		37,931

	Gas & Other Public Utilities — 0.4%
2,011	Veolia Environnement	72,792

	Insurance — 0.3%
663	CNP Assurances	47,492

	Land & Water Transportation — 0.2%
400	Bollore Investissement	32,377

	Metal Products & Machinery — 0.1%
500	Valeo SA	20,932

	Publishing, Broadcasting & Cinema — 0.7%
6,000	Havas SA	34,253
2,400	Vivendi Universal SA *	76,630

		110,883

	Restaurants, Hotels & Theaters — 0.2%
920	Sodexho Alliance SA	27,836

	Retail — 0.4%
180	Galeries Lafayette SA	46,241
449	Rallye SA	23,253

		69,494

	Software — 0.1%
800	Cap Gemini SA	25,619

	Textiles & Apparel — 0.3%
900	Christian Dior SA	61,227

		746,872

	Germany — 1.8%
	Basic Minerals & Metals — 0.3%
2,205	ThyssenKrupp AG	48,554

	Chemicals & Rubber — 0.3%
715	Linde AG	44,618

	Drugs & Pharmaceuticals — 0.2%
971	Degussa AG	40,717

	Financial Investments — 0.1%
6,544	Bankgesellschaft Berlin AG *	17,968

	Gas & Other Public Utilities — 0.4%
1,200	RWE AG	66,223

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, Germany continued
	Instruments — 0.1%
228	Fresenius AG	$23,243

	Miscellaneous Finance — 0.4%
800	Deutsche Bank AG	71,007

		312,330

	Ireland — 0.3%
	Wholesale — 0.3%
2,000	DCC plc	44,855

	Italy — 2.4%
	Banks & Credit Institutions — 1.1%
10,000	Banca Intesa S.p.A.	48,117
12,682	Banca Monte dei Paschi di Siena S.p.A.	45,250
27,000	Banca Nazionale del Lavoro S.p.A.	80,555
2,492	Banca Popolare di Milano Scrl (BPM)	22,085

		196,007

	Electric Utilities — 0.7%
1,307	ACEA S.p.A.	14,230
20,000	C.I.R. S.p.A. — Compagnie Industriali Riunite	59,264
20,673	Edison S.p.A. *	43,976

		117,470

	Gas & Other Public Utilities — 0.3%
8,574	Snam Rete Gas S.p.A.	49,880

	Insurance — 0.3%
1,191	Fondiaria-Sai S.p.A.	32,102
4,506	Milano Assicurazioni S.p.A.	25,418

		57,520

		420,877

	Netherlands — 0.3%
	Land & Water Transportation — 0.3%
2,100	TPG NV	57,031

	Norway — 0.7%
	Oil & Coal Resources — 0.7%
761	Norsk Hydro ASA	59,934
4,000	Statoil ASA	62,741

		122,675

	Spain — 1.2%
	Construction & Homebuilding — 0.3%
1,185	ACS, Actividades de Construccion y Servicios SA	27,060
753	Fomento de Construcciones y Contratas SA	36,263

		63,323

	Integrated Oil Cos. — 0.4%
3,187	Repsol YPF SA	83,000

	Real Estate Development — 0.2%
338	Inmobiliaria Colonial	13,599
712	TESTA, Inmuebles en Renta SA	15,475

		29,074

	Restaurants, Hotels & Theaters — 0.1%
1,114	Sol Melia SA	11,054

	Wholesale — 0.2%
600	Compania de Distribucion Integral Logista SA	32,532

		218,983

	Sweden — 0.9%
	Banks & Credit Institutions — 0.3%
6,000	Nordea Bank AB	60,493

	Commercial Aircraft & Components — 0.1%
604	Saab AB	10,498

	Health Care & Hospital — 0.2%
3,021	Gambro AB, Class A	43,073

	Metal Products & Machinery — 0.3%
1,200	Atlas Copco AB, Class A	54,173

		168,237

	Switzerland — 1.9%
	Agriculture, Food & Beverage — 0.0%
22	Barry Callebaut AG *	5,475

	Chemicals & Rubber — 0.7%
436	Ciba Specialty Chemicals AG	33,167
1,473	Clariant AG	23,771
519	Syngenta AG	55,136

		112,074

	Construction Materials — 0.1%
386	Holcim Ltd.	23,253

	Electric Utilities — 0.1%
4	Motor-Columbus Ltd.	17,131

	Information & Services — 0.1%
22	Kuoni Reisen Holding	9,674

	Insurance — 0.5%
130	Swiss Life Holding *	18,921
833	Swiss Re	59,411

		78,332

	Metal Products & Machinery — 0.0%
82	Unaxis Holding AG	8,149

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, Switzerland continued
	Miscellaneous Finance — 0.4%
1,767	Credit Suisse Group	$74,279

		328,367

	United Kingdom — 8.9%
	Basic Minerals & Metals — 0.7%
3,200	Anglo American plc	75,690
27,776	Corus Group plc *	26,930
1,711	Lonmin plc	30,123

		132,743

	Beer, Liquor & Tobacco — 0.6%
3,200	Gallaher Group plc	48,627
3,500	SABMiller plc	58,058

		106,685

	Cellular & Wireless — 0.3%
25,000	mmO2 plc *	58,917

	Chemicals & Rubber — 0.3%
9,713	Imperial Chemical Industries plc	44,942

	Commercial Aircraft & Components — 0.4%
632	Cobham plc	15,009
1,744	Meggitt plc	8,764
8,923	Rolls-Royce Group plc	42,315

		66,088

	Communications Utilities — 0.3%
9,000	BT Group plc	35,076
10,000	Cable & Wireless plc	22,895

		57,971

	Construction & Homebuilding — 0.8%
2,700	Barratt Developments plc	30,817
773	Bellway plc	12,095
773	Berkeley Group Holdings plc	12,006
2,274	George Wimpey plc	17,660
1,688	Persimmon plc	22,394
6,000	Taylor Woodrow plc	31,333
565	Wilson Bowden plc	12,366

		138,671

	Construction Materials — 0.3%
18,000	Aggregate Industries plc	36,114
8,109	Pilkington plc	17,125

		53,239

	Drugs & Pharmaceuticals — 0.2%
2,760	Shire Pharmaceuticals plc	28,985

	Financial Investments — 0.2%
3,020	3i Group plc	38,615

	Gas & Other Public Utilities — 0.3%
745	Pennon Group plc	14,260
1,981	Severn Trent plc	36,779

		51,039

	Information & Services — 0.2%
1,207	Davis Service Group plc	9,501
3,160	First Choice Holidays plc	9,328
1,050	RAC plc	12,801

		31,630

	Insurance — 0.8%
7,000	Aviva plc	84,400
10,791	Friends Provident plc	31,905
18,739	Old Mutual plc	47,670

		163,975

	Land & Water Transportation — 0.2%
1,203	Arriva plc	12,472
1,881	Exel plc	26,110

		38,582

	Metal Products & Machinery — 0.1%
8,000	FKI plc	17,893

	Miscellaneous Finance — 0.3%
22,674	Legal & General Group plc	47,885

	Oil & Coal Resources — 0.7%
10,000	BG Group plc	67,965
3,000	Xstrata plc	53,680

		121,645

	Publishing, Broadcasting & Cinema — 0.2%
3,000	United Business Media plc	27,647

	Real Estate Development — 0.7%
2,739	British Land Co., plc	47,117
1,664	Hammerson plc	27,746
1,783	Land Securities Group plc	47,925

		122,788

	Restaurants, Hotels & Theaters — 0.8%
7,889	Hilton Group plc	43,090
3,571	InterContinental Hotels Group plc	44,397
1,784	Whitbread plc	28,994
1,000	Wolverhampton & Dudley Breweries plc	21,081

		137,562

	Retail — 0.3%
6,000	EMI Group plc	30,527
8,000	Somerfield plc	24,152

		54,679

	Software — 0.2%
9,000	LogicaCMG plc	33,305

		1,575,486

	United States — 71.2%
	Agriculture, Food & Beverage — 1.7%
800	Bunge, Ltd.	45,608
200	Diedrich Coffee, Inc. *	1,182
450	Flowers Foods, Inc.	14,211
900	Pepsi Bottling Group, Inc.	24,336
900	PepsiAmericas, Inc.	19,116

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Agriculture, Food & Beverage continued
1,500	PepsiCo, Inc.	$78,300
200	Ralcorp Holdings, Inc.	8,386
100	Seaboard Corp.	99,800
300	Seneca Foods Corp., Class B *	5,475

		296,414

	Airlines — 0.1%
400	Alaska Air Group, Inc. *	13,396
400	MAIR Holdings, Inc. *	3,680

		17,076

	Autos — 0.0%
60	R&B, Inc. *	1,499
200	Sypris Solutions, Inc.	3,062

		4,561

	Banks & Credit Institutions — 6.0%
300	ACE Cash Express, Inc. *	8,898
700	Advanta Corp., Class A	15,834
4,100	Bank of America Corp.	192,659
1,200	Capital One Financial Corp.	101,052
200	Cardinal Financial Corp. *	2,230
300	Colonial BancGroup, Inc.	6,369
300	Comerica, Inc.	18,306
500	Commerce Bancorp, Inc.	32,200
600	Commercial Federal Corp.	17,826
300	Community West Bancshares	4,005
1,100	Doral Financial Corp.	54,175
500	Euronet Worldwide, Inc. *	13,010
100	First Citizens BancShares, Inc., Class A	14,825
300	First Mariner Bancorp *	5,268
100	First Place Financial Corp.	2,239
300	Firstcity Financial Corp. *	3,024
100	Habersham Bancorp	2,170
300	Horizon Bancorp	8,010
900	Independence Community Bank Corp.	38,322
200	Intervest Bancshares Corp. *	3,948
210	LSB Financial Corp.	5,511
1,500	Metris Cos., Inc. *	19,125
2,400	National City Corp.	90,120
200	Northeast Pennsylvania Financial Corp.	4,524
200	Pacific Mercantile Bancorp *	3,496
1,000	PNC Financial Services Group, Inc.	57,440
200	PSB Bancorp, Inc.	2,814
900	R&G Financial Corp., Class B	34,992
330	Republic Bancorp, Inc.	5,042
440	Republic First Bancorp, Inc. *	6,732
1,000	South Financial Group, Inc.	32,530
2,300	SunTrust Banks, Inc.	169,924
200	Timberland Bancorp, Inc.	4,570
200	Washington Federal, Inc.	5,308
400	Westcorp	18,372
400	WFS Financial, Inc. *	20,312
700	Zions Bancorporation	47,621

		1,072,803

	Basic Minerals & Metals — 0.8%
700	Maverick Tube Corp. *	21,210
500	NS Group, Inc. *	13,900
200	Nucor Corp.	10,468
100	Olympic Steel, Inc. *	2,651
500	Phelps Dodge Corp.	49,460
300	Reliance Steel & Aluminum Co.	11,688
600	Ryerson Tull, Inc.	9,450
700	Steel Dynamics, Inc.	26,516
100	United States Steel Corp.	5,125

		150,468

	Beer, Liquor & Tobacco — 0.1%
1,400	Star Scientific, Inc. *	7,119
400	UST, Inc.	19,244

		26,363

	Biotechnology — 1.2%
200	ABIOMED, Inc. *	3,088
300	Affymetrix, Inc. *	10,965
900	Celgene Corp. *	23,877
2,200	Genentech, Inc. *	119,768
500	Invitrogen Corp. *	33,565
500	Keryx Biopharmaceuticals, Inc. *	5,785
600	Noven Pharmaceuticals, Inc. *	10,236

		207,284

	Cellular & Wireless — 0.6%
2,200	Nextel Partners, Inc., Class A *	42,988
800	Telephone & Data Systems, Inc.	61,560

		104,548

	Chemicals & Rubber — 1.2%
500	A. Schulman, Inc.	10,705
400	Arch Chemicals, Inc.	11,512
100	Bairnco Corp.	1,115
600	FMC Corp. *	28,980
800	Hexcel Corp. *	11,600
400	Landec Corp. *	2,736
300	LSB Industries, Inc. *	2,382
900	Rohm & Haas Co.	39,807
1,900	Sherwin-Williams Co.	84,797
1,300	Terra Industries, Inc. *	11,544

		205,178

	Communications Utilities — 1.0%
100	Atlantic Tele-Network, Inc.	3,250
200	Audible, Inc. *	5,210
2,000	Earthlink, Inc. *	23,040
200	Hector Communications Corp.	4,370
3,600	Yahoo!, Inc. *	135,648

		171,518

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Construction & Homebuilding — 1.5%
1,100	Champion Enterprises, Inc. *	$13,002
1,000	Comfort Systems USA, Inc. *	7,680
900	D. R. Horton, Inc.	36,279
2,100	Halliburton Co.	82,404
300	M.D.C. Holdings, Inc.	25,932
1,200	Pulte Homes, Inc.	76,560
200	Sterling Construction Co., Inc. *	1,038
800	Willbros Group, Inc. *	18,440

		261,335

	Construction Materials — 0.2%
800	Vulcan Materials Co.	43,688

	Consumer Durables — 1.3%
2,200	Brunswick Corp.	108,900
1,200	Harley-Davidson, Inc.	72,900
400	Harman International Industries, Inc.	50,800
100	Koss Corp.	1,913

		234,513

	Drugs & Pharmaceuticals — 2.0%
500	Alpharma, Inc., Class A	8,475
1,200	Biogen Idec, Inc. *	79,932
700	Dade Behring Holdings, Inc. *	39,200
800	First Horizon Pharmaceutical Corp. *	18,312
200	Genencor International, Inc. *	3,280
1,500	Genzyme Corp. *	87,105
300	Lifecore Biomedical, Inc. *	3,378
2,100	Merck & Co., Inc.	67,494
700	Pfizer, Inc.	18,823
400	United Therapeutics Corp. *	18,060
400	Weider Nutrition International, Inc. *	1,740

		345,799

	Electric Utilities — 1.5%
800	Alliant Energy Corp.	22,880
2,400	Constellation Energy Group, Inc.	104,904
100	Green Mountain Power Corp.	2,883
300	Pinnacle West Capital Corp.	13,323
1,300	TXU Corp.	83,928
1,200	Westar Energy, Inc.	27,444
600	Xcel Energy, Inc.	10,920

		266,282

	Financial Investments — 0.2%
100	California First National Bancorp	1,267
300	Cherokee, Inc.	10,583
300	Electro Rent Corp.	4,269
185	ePlus, Inc. *	2,185
200	Shenandoah Telecommunications Co.	5,990
200	Universal Compression Holdings, Inc. *	6,982
200	Willis Lease Finance Corp. *	1,560

		32,836

	Forest Products & Paper — 0.6%
300	Chesapeake Corp.	8,148
300	CSS Industries, Inc.	9,528
500	Georgia-Pacific Corp.	18,740
1,400	Louisiana-Pacific Corp.	37,436
800	Universal Forest Products, Inc.	34,720

		108,572

	Furniture & Household Items — 0.9%
2,100	Acuity Brands, Inc.	66,780
200	American Locker Group, Inc. *	2,950
100	Central Garden & Pet Co. *	4,174
200	Chase Corp.	3,180
300	Communications Systems, Inc.	3,603
1,100	Griffon Corp. *	29,700
200	Juno Lighting, Inc.	8,400
600	K2, Inc. *	9,528
300	Mikohn Gaming Corp. *	3,066
1,200	Movado Group, Inc.	22,380

		153,761

	Gas & Other Public Utilities — 0.7%
400	Duratek, Inc. *	9,964
3,800	NiSource, Inc.	86,564
700	Oneok, Inc.	19,894
100	South Jersey Industries, Inc.	5,256
200	Waste Industries USA, Inc.	2,480

		124,158

	Government Aircraft & Defense — 1.1%
1,100	Armor Holdings, Inc. *	51,722
200	I.D. Systems, Inc. *	3,732
250	Orbit International Corp. *	2,818
2,100	Raytheon Co.	81,543
700	Textron, Inc.	51,660

		191,475

	Health Care & Hospital — 3.4%
1,000	Aetna, Inc.	124,750
900	Humana, Inc. *	26,721
600	Kindred Healthcare, Inc. *	17,970
900	LCA-Vision, Inc.	21,051
400	Medcath Corp. *	9,856
200	National Dentex Corp. *	6,090
300	National Home Health Care Corp.	3,930
1,100	PacifiCare Health Systems, Inc. *	62,172
400	Psychemedics Corp.	5,180
700	RehabCare Group, Inc. *	19,593
300	Triad Hospitals, Inc. *	11,163

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Health Care & Hospital continued
3,254	UnitedHealth Group, Inc.	$286,450
100	WellPoint, Inc. *	11,500

		606,426

	Information & Services — 3.4%
200	Ablest, Inc. *	1,478
300	Angelica Corp.	8,115
1,800	Brink’s Co.	71,136
700	Carriage Services, Inc. *	3,458
220	Cass Information Systems, Inc.	7,689
800	Checkfree Corp. *	30,464
300	Cornell Cos., Inc. *	4,554
800	Covance, Inc. *	31,000
300	Exponent, Inc. *	8,247
300	Heidrick & Struggles International, Inc. *	10,281
300	Kendle International, Inc. *	2,640
500	Kforce, Inc. *	5,550
700	Labor Ready, Inc. *	11,844
300	Laureate Education, Inc. *	13,227
500	Layne Christensen Co. *	9,075
300	MAXIMUS, Inc. *	9,336
200	Metal Management, Inc.	5,374
200	Michael Baker Corp. *	3,920
450	Monro Muffler Brake, Inc. *	11,385
1,000	Moody’s Corp.	86,850
600	MPS Group, Inc. *	7,356
200	National Technical Systems, Inc. *	1,002
100	Navigant International, Inc. *	1,217
580	NCO Group, Inc. *	14,993
200	Nobel Learning Communities, Inc. *	1,506
400	Opinion Research Corp. *	2,676
1,300	Parexel International Corp. *	26,390
500	Pharmaceutical Product Development, Inc. *	20,645
100	Pre-Paid Legal Services, Inc.	3,755
2,000	Prudential Financial, Inc.	109,920
300	RCM Technologies, Inc. *	1,509
1,400	Robert Half International, Inc.	41,202
1,900	Stewart Enterprises, Inc., Class A *	13,281
400	SurModics, Inc. *	13,004
600	TeleTech Holdings, Inc. *	5,814

		599,893

	Instruments — 4.0%
300	AMX Corp. *	4,941
200	Atrion Corp.	9,049
1,000	Bausch & Lomb, Inc.	64,460
500	Becton Dickinson & Co.	28,400
900	Biomet, Inc.	39,051
1,200	C.R. Bard, Inc.	76,776
100	Checkpoint Systems, Inc. *	1,805
600	Conmed Corp. *	17,052
400	Cooper Cos., Inc.	28,236
1,400	Cytyc Corp. *	38,598
700	Datascope Corp.	27,783
800	Edwards Lifesciences Corp. *	33,008
500	Esterline Technologies Corp. *	16,325
773	Freescale Semiconductor, Inc., Class B *	14,191
600	Input/ Output, Inc. *	5,304
1,200	Invacare Corp.	55,512
800	Johnson & Johnson	50,736
1,400	Johnson Controls, Inc.	88,815
100	K-Tron International, Inc. *	2,661
100	Kewaunee Scientific Corp.	910
300	Laserscope *	10,773
300	Measurement Specialties, Inc. *	7,638
300	Mesa Laboratories, Inc.	3,827
400	Mine Safety Appliances Co.	20,280
200	Misonix, Inc. *	1,302
100	Ocular Sciences, Inc. *	4,901
300	Schmitt Industries, Inc. *	2,112
400	Sola International, Inc. *	11,016
1,000	Thermo Electron Corp. *	30,190
400	Waters Corp. *	18,716

		714,368

	Insurance — 2.9%
1,800	ACE Ltd.	76,950
300	American Safety Insurance Holdings Ltd. *	4,902
500	AmerUs Group Co.	22,650
600	AON Corp.	14,316
500	Chubb Corp.	38,450
1,050	Cincinnati Financial Corp.	46,473
900	Everest Re Group Ltd.	80,604
1,100	Fidelity National Financial, Inc.	50,237
500	Fpic Insurance Group, Inc. *	17,690
200	Great American Financial Resources, Inc.	3,474
400	HCC Insurance Holdings, Inc.	13,248
200	Merchants Group, Inc.	4,800
100	National Western Life Insurance Co., Class A *	16,661
1,300	Old Republic International Corp.	32,890
1,000	Radian Group, Inc.	53,240
200	Selective Insurance Group, Inc.	8,848
300	United American Healthcare Corp. *	1,893
400	Zenith National Insurance Corp.	19,936

		507,262

	Integrated Oil Cos. — 0.3%
200	ConocoPhillips	17,366
600	Occidental Petroleum Corp.	35,016

		52,382

	IT Hardware — 4.2%
2,100	Avaya, Inc. *	36,120

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	IT Hardware continued
200	Avocent Corp. *	$8,104
600	Cobra Electronics Corp. *	4,866
1,100	Cree, Inc. *	44,088
3,200	Crown Castle International Corp. *	53,248
1,006	Digi International, Inc. *	17,293
200	DIRECTV Group, Inc. *	3,348
100	EMS Technologies, Inc. *	1,662
200	Espey Manufacturing & Electronics Corp.	5,240
1,300	Harris Corp.	80,327
2,700	Juniper Networks, Inc. *	73,413
500	L-3 Communications Holdings, Inc.	36,620
5,300	Marvell Technology Group Ltd. *	187,992
200	Merrimac Industries, Inc. *	1,803
600	Microsemi Corp. *	10,416
7,700	Motorola, Inc.	132,440
900	NMS Communications Corp. *	5,679
4	Peak International Ltd. *	16
400	Qualcomm, Inc.	16,960
1,100	Silicon Image, Inc. *	18,106
400	Suntron Corp. *	1,256
500	Virage Logic Corp. *	9,285

		748,282

	Land & Water Transportation — 2.0%
2,600	Burlington Northern Santa Fe Corp.	123,006
200	Celadon Group, Inc. *	4,450
300	EGL, Inc. *	8,967
1,500	General Maritime Corp	59,925
675	Marten Transport Ltd. *	15,343
900	Ryder System, Inc.	42,993
1,200	Teekay Shipping Corp.	50,532
400	U.S. Xpress Enterprises, Inc., Class A *	11,720
400	United Parcel Service, Inc., Class B	34,184

		351,120

	Mainframe & Minicomputers — 0.5%
1,000	Dell, Inc. *	42,140
1,500	PalmOne, Inc. *	47,325

		89,465

	Metal Products & Machinery — 1.7%
2,800	American Standard Cos., Inc. *	115,696
100	Ball Corp.	4,398
500	Black & Decker Corp.	44,165
200	Chicago Rivet & Machine Co.	5,439
300	Cummins, Inc.	25,137
200	Eastern Co.	4,000
100	Evans & Sutherland Computer Corp. *	697
500	Gerber Scientific, Inc. *	3,805
300	Kennametal, Inc.	14,931
500	Littelfuse, Inc. *	17,080
500	MagneTek, Inc. *	3,450
300	Mobile Mini, Inc. *	9,912
100	P & F Industries, Inc. *	1,523
100	Regal-Beloit Corp.	2,860
200	Robbins & Myers, Inc.	4,766
300	SL Industries, Inc. *	4,245
100	Standard Motor Products, Inc.	1,580
100	Standex International Corp.	2,849
500	Tecumseh Products Co., Class B	22,758
600	Timken Co.	15,612
108	Velcro Industries NV	1,432

		306,335

	Miscellaneous Finance — 1.5%
1,000	A.G. Edwards, Inc.	43,210
500	Affiliated Managers Group, Inc. *	33,870
300	Ambac Financial Group, Inc.	24,639
600	BlackRock, Inc., Class A	46,356
1,700	Citigroup, Inc.	81,906
200	International Assets Holding Corp. *	1,514
800	Raymond James Financial, Inc.	24,784
533	Stifel Financial Corp. *	11,166

		267,445

	Oil & Coal Resources — 1.4%
260	Brigham Exploration Co. *	2,340
1,500	Chesapeake Energy Corp.	24,750
300	Delta Petroleum Corp. *	4,704
300	Edge Petroleum Corp. *	4,374
800	Kerr-McGee Corp.	46,232
1,000	Magnum Hunter Resources, Inc. *	12,900
500	Resource America, Inc., Class A	16,250
600	Southwestern Energy Co. *	30,414
2,800	XTO Energy, Inc.	99,064

		241,028

	Oil Distribution — 0.6%
800	Ashland, Inc.	46,704
500	Headwaters, Inc. *	14,250
600	Sunoco, Inc.	49,026

		109,980

	Oil Drilling & Services — 3.2%
2,200	Baker Hughes, Inc.	93,874
600	Cal Dive International, Inc. *	24,450
400	Dawson Geophysical Co. *	8,740
1,400	Grant Prideco, Inc. *	28,070
1,100	National-Oilwell, Inc. *	38,819
1,900	Newpark Resources *	9,785
1,100	Noble Corp. *	54,714
300	Pioneer Drilling Co. *	3,027
2,100	Schlumberger Ltd.	140,595
600	Tidewater, Inc.	21,366
2,600	Varco International, Inc. *	75,790

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Oil Drilling & Services continued
600	Veritas DGC, Inc. *	$13,446
900	Weatherford International Ltd. *	46,170

		558,846

	Photooptical, Micros & Office Machinery — 1.0%
200	Delphax Technologies, Inc. *	790
700	Eastman Kodak Co.	22,575
5,000	EMC Corp. *	74,350
200	Hauppauge Digital, Inc. *	1,226
600	NCR Corp. *	41,538
300	PAR Technology Corp. *	3,396
200	Printronix, Inc. *	3,582
300	RadiSys Corp. *	5,865
300	SafeNet, Inc. *	11,022
400	Storage Technology Corp. *	12,644
200	Wells-Gardner Electronics Corp. *	1,218

		178,206

	Publishing, Broadcasting & Cinema — 1.6%
700	American Greetings Corp., Class A	17,745
300	Champion Industries, Inc.	1,098
2,300	Clear Channel Communications, Inc.	77,027
500	Media General, Inc.	32,405
200	Outlook Group Corp.	1,582
385	Regent Communications, Inc. *	2,041
2,500	Sirius Satellite Radio, Inc. *	19,125
2,500	Viacom, Inc.	92,700
1,200	XM Satellite Radio Holdings, Inc., Class A *	45,144

		288,867

	Real Estate Development — 0.2%
200	Amrep Corp.	4,600
700	Bluegreen Corp. *	13,880
200	ILX Resorts, Inc.	2,038
100	J.W. Mays, Inc. *	1,429
100	Patriot Transportation Holding, Inc. *	4,499
200	Tarragon Corp. *	3,570

		30,016

	Real Estate Investment Trusts — 1.7%
300	Bedford Property Investors, Inc.	8,523
300	Boykin Lodging Co. *	2,748
600	Brandywine Realty Trust	17,634
400	Commercial NET Lease Realty	8,240
300	Correctional Properties Trust	8,664
2,600	HRPT Properties Trust	33,358
2,200	iStar Financial, Inc.	99,572
300	Mission West Properties	3,192
300	One Liberty Properties, Inc.	6,216
200	Presidential Realty Corp., Class B	1,960
900	Reckson Associates Realty Corp.	29,529
300	SL Green Realty Corp.	18,165
2,000	Trizec Properties, Inc.	37,840
1,000	Ventas, Inc.	27,410
400	Winston Hotels, Inc.	4,724

		307,775

	Restaurants, Hotels & Theaters — 1.0%
200	Ark Restaurants Corp.	7,840
1,100	CKE Restaurants, Inc. *	15,961
100	Darden Restaurants, Inc.	2,774
200	Dave & Buster’s, Inc. *	4,040
600	Famous Dave’s of America, Inc. *	7,627
200	Frisch’s Restaurants, Inc.	4,766
1,000	Landry’s Restaurants, Inc.	29,060
300	Lone Star Steakhouse & Saloon, Inc.	8,400
500	Luby’s, Inc. *	3,750
600	Marcus Corp.	15,084
300	Monarch Casino & Resort, Inc. *	12,165
200	Nathan’s Famous, Inc. *	1,542
300	Rubio’s Restaurants, Inc. *	3,639
200	Star Buffet, Inc.	1,180
300	Starbucks Corp. *	18,708
600	Station Casinos, Inc.	32,808
800	Westcoast Hospitality Corp. *	4,880

		174,224

	Retail — 6.1%
1,600	American Eagle Outfitters, Inc.	75,360
200	Blair Corp.	7,132
500	Books-A-Million, Inc.	4,810
1,200	Borders Group, Inc.	30,480
500	Caremark Rx, Inc. *	19,715
800	Charming Shoppes *	7,496
2,327	eBay, Inc. *	270,583
300	EZCORP, Inc., Class A *	4,623
600	Fastenal Co.	36,936
1,300	Federated Department Stores, Inc.	75,127
600	Guess?, Inc. *	7,530
600	Hastings Entertainment, Inc. *	4,968
4,390	Home Depot, Inc.	187,628
100	Insight Enterprises, Inc. *	2,052
1,900	J.C. Penney Co., Inc.	78,660
400	Longs Drug Stores Corp.	11,028
400	Nordstrom, Inc.	18,692
3,100	Office Depot, Inc. *	53,816
900	Retail Ventures, Inc. *	6,390
200	Rush Enterprises, Inc., Class B *	3,462
100	S&K Famous Brands, Inc. *	1,631
300	Stage Store, Inc.	12,456
1,200	Supervalu, Inc.	41,424
2,500	TJX Cos., Inc.	62,825
1,800	Toys R US, Inc. *	36,846
1,000	Zale Corp. *	29,870

		1,091,540

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Soaps & Cosmetics — 0.4%
1	DEL Laboratories, Inc. *	$35
1,000	Ecolab, Inc.	35,130
700	Estee Lauder Cos., Inc., Class A	32,039
200	Parlux Fragrances, Inc. *	4,496

		71,700

	Software — 4.3%
1,200	Adobe Systems, Inc.	75,288
400	American Software, Inc., Class A	2,412
200	Ansoft Corp. *	4,040
300	Applix, Inc. *	1,530
3,200	Autodesk, Inc.	121,440
600	Borland Software Corp. *	7,008
600	Cerner Corp. *	31,902
1,000	Ciber, Inc. *	9,640
1,973	Cognizant Technology Solutions Corp. *	83,517
1,300	Computer Sciences Corp. *	73,281
300	Edgewater Technology, Inc. *	1,470
300	HMS Holdings Corp. *	2,697
200	Infocrossing, Inc. *	3,386
100	Internet Security Systems *	2,325
6,700	Microsoft Corp.	178,956
200	Netmanage, Inc. *	1,290
200	NWH, Inc.	2,794
7,700	Parametric Technology Corp. *	45,353
1,700	Perot Systems Corp., Class A *	27,251
300	Phoenix Technologies Ltd. *	2,478
200	Radica Games Ltd.	1,592
200	RSA Security, Inc. *	4,012
200	S1 Corp. *	1,812
2,700	Sapient Corp. *	21,357
300	Sento Corp. *	1,470
200	State Auto Financial Corp.	5,170
100	Superior Consultant Holdings Corp. *	844
200	TechTeam Global, Inc. *	2,034
300	TSR, Inc.	2,547
400	Ultimate Software Group, Inc. *	5,072
100	Websense, Inc. *	5,072
1,600	Wind River Systems, Inc. *	21,680
1,000	Witness Systems, Inc. *	17,460

		768,180

	Textiles & Apparel — 1.8%
600	Ashworth, Inc. *	6,534
1,700	Coach, Inc. *	95,880
1,100	DHB Industries, Inc. *	20,944
200	Haggar Corp.	4,696
200	Hallwood Group, Inc. *	21,300
200	Hampshire Group Ltd. *	6,300
600	Jones Apparel Group, Inc.	21,942
700	Liz Claiborne, Inc.	29,547
1,000	Phillips-Van Heusen Corp.	27,000
800	Polo Ralph Lauren Corp.	34,080
400	Saucony, Inc., Class A	11,140
900	Skechers U.S.A., Inc., Class A *	11,664
100	Timberland Co., Class A *	6,267
2,300	Tommy Hilfiger Corp. *	25,944

		323,238

	Wholesale — 1.3%
300	Aristotle Corp. *	2,106
600	Arrow Electronics, Inc. *	14,580
700	Aviall, Inc. *	16,079
200	Cantel Medical Corp. *	7,484
1,000	Copart, Inc. *	26,320
300	Delta Apparel, Inc.	7,275
300	Department 56, Inc. *	4,995
200	GTSI Corp. *	2,102
100	Hughes Supply, Inc.	3,235
200	Insurance Auto Auctions, Inc. *	4,484
900	MSC Industrial Direct Co., Inc., Class A	32,382
600	Navarre Corp. *	10,560
1,000	Patterson Cos., Inc. *	43,390
300	Pomeroy IT Solutions, Inc. *	4,563
200	Programmer’s Paradise, Inc.	2,956

Statement of Portfolio Investments continued

Laudus Rosenberg Global Long/Short Equity Fund

Shares or
Principal		Value

	Common Stock, United States continued
	Wholesale continued
200	Scansource, Inc. *	$12,432
200	Ventiv Health, Inc. *	4,064
500	W.W. Grainger, Inc.	33,310

		232,317

		12,637,527

	Total Common Stock (Cost $13,063,157)	17,010,463

	Repurchase Agreement — 7.7%
	United States 7.7%
$1,366,477	Bear Stearns, dated 12/31/04 due 1/3/05 at 1.50% with a maturity value of $1,366,648 (Fully collateralized by a US Treasury Note)	1,366,477

	Total Repurchase Agreement (Cost $1,366,477)	1,366,477

	Total Investments (Cost $14,429,634) (b) — 103.6%	$18,376,940

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.

(a)	All long positions are pledged as collateral for securities sold short.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,024,510
Unrealized depreciation	(77,204)

Net unrealized appreciation	$3,947,306

Laudus Trust

Laudus Rosenberg Global Long/Short Equity Fund

Statement of Securities Sold Short as of 12/31/04 (Unaudited)

Shares		Value

	Common Stock — 95.3%
	Austria — 0.2%
	Real Estate Development — 0.2%
600	Wienerberger AG	$28,667

	Belgium — 1.4%
	Beer, Liquor & Tobacco — 0.2%
1,114	InBev	43,215

	Drugs & Pharmaceuticals — 0.2%
691	UCB SA	35,128

	Electric Utilities — 0.5%
180	Electrabel SA	80,250

	Financial Investments — 0.1%
300	Groupe Bruxelles Lambert SA	24,426

	Wholesale — 0.4%
2,000	Agfa Gevaert NV	67,854

		250,873

	Denmark — 0.7%
	Beer, Liquor & Tobacco — 0.2%
800	Carlsberg A/ S, Class B	40,493

	Drugs & Pharmaceuticals — 0.4%
1,299	H. Lundbeck A/ S	28,959
729	Novo-Nordisk A/ S, Class B	39,829

		68,788

	Instruments — 0.1%
396	William Demant Holding A/ S*	18,597

		127,878

	Finland — 0.1%
	Software — 0.1%
496	Tietoenator Oyj	15,776

	France — 3.6%
	Beer, Liquor & Tobacco — 0.3%
300	Pernod Ricard	45,956

	Chemicals & Rubber — 0.3%
300	L’Air Liquide SA	55,457

	Communications Utilities — 0.2%
997	Publicis Groupe	32,321

	Construction & Homebuilding — 0.7%
1,021	Autoroutes du Sud de la France	51,348
500	Vinci SA	67,148

		118,496

	Publishing, Broadcasting & Cinema — 0.4%
1,366	JC Decaux SA*	39,883
1,152	Societe Television Francaise 1	37,502

		77,385
	Real Estate Development — 0.3%
325	Unibail	51,155

	Retail — 0.3%
600	Pinault-Printemps-Redoute SA	60,065

	Software — 0.2%
646	Dassault Systemes SA	32,577

	Textiles & Apparel — 0.4%
1,000	LVMH Moet Hennessy Louis Vuitton SA	76,594

	Wholesale — 0.5%
575	Essilor International SA	45,057
800	Societe BIC SA	40,234

		85,291

		635,297

	Germany — 2.0%
	Autos — 0.7%
1,600	Bayerische Motoren Werke (BMW) AG	72,094
1,200	Volkswagen AG	54,397

		126,491

	Communications Utilities — 0.2%
2,991	T-Online International AG*	40,005

	Drugs & Pharmaceuticals — 0.5%
569	Altana AG	35,995
600	Schering AG	44,839

		80,834

	Insurance — 0.2%
2,000	MLP AG	39,581

	Miscellaneous Finance — 0.2%
546	Deutsche Boerse AG	32,840

	Wholesale — 0.2%
466	Celesio AG	37,815

		357,566

	Ireland — 0.6%
	Airlines — 0.3%
8,000	Ryanair Holdings plc*	57,089

	Banks & Credit Institutions — 0.3%
2,315	Anglo Irish Bank Corp., plc	56,325

		113,414

	Italy — 1.7%
	Autos — 0.3%
10,000	IFIL — Finanziaria di Partecipazioni S.p.A.	45,127

	Banks & Credit Institutions — 0.3%
3,808	Mediobanca S.p.A.	61,646

	Furniture & Household Items — 0.1%
1,824	Bulgari S.p.A.	22,537

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/ Short Equity Fund

Shares		Value

	Common Stock, Italy continued
	Insurance — 0.8%
3,128	Alleanza Assicurazioni S.p.A.	$43,666
3,997	Mediolanum S.p.A.	28,631
2,700	Riunione Adriatica di Sicurta S.p.A.	61,069

		133,366

	Publishing, Broadcasting & Cinema — 0.2%
6,000	Gruppo Editoriale L’Espresso S.p.A.	36,210

		298,886

	Netherlands — 1.3%
	Banks & Credit Institutions — 0.0%
81	ABN AMRO Holding NV	2,146

	Cellular & Wireless — 0.5%
8,000	Koninklijke (Royal) KPN NV	76,008

	Financial Investments — 0.2%
2,744	Reed Elsevier NV	37,410

	Insurance — 0.2%
3,000	Aegon NV	40,900

	Metal Products & Machinery — 0.2%
2,028	ASML Holding NV*	32,555

	Miscellaneous Finance — 0.2%
1,200	Euronext NV	36,651

		225,670

	Norway — 1.2%
	Banks & Credit Institutions — 0.4%
6,000	DNB NOR ASA	59,191

	Forest Products & Paper — 0.2%
2,000	Norske Skogindustrier ASA	43,258

	Insurance — 0.1%
990	Storebrand ASA	9,562

	Real Estate Development — 0.2%
4,647	Telenor ASA	42,199

	Wholesale — 0.3%
1,800	Orkla ASA	59,142

		213,352

	Spain — 1.1%
	Banks & Credit Institutions — 0.2%
900	Banco Popular Espanol SA	59,330

	Construction & Homebuilding — 0.1%
300	Grupo Ferrovial SA	16,034

	Electric Utilities — 0.3%
1,800	Union Fenosa SA	47,343

	Metal Products & Machinery — 0.2%
1,334	Zardoya Otis SA	34,216

	Retail — 0.3%
1,533	Industria de Diseno Textil SA	45,217

		202,140

	Sweden — 0.7%
	Autos — 0.5%
2,100	Volvo AB, Class B	83,268

	Beer, Liquor & Tobacco — 0.1%
1,882	Swedish Match AB	21,807

	Communications Utilities — 0.1%
1,127	Eniro AB	11,532

		116,607

	Switzerland — 0.4%
	Furniture & Household Items — 0.2%
1,400	Swatch Group AG	41,615

	Information & Services — 0.2%
52	SGS SA	36,424

		78,039

	United Kingdom — 8.9%
	Agriculture, Food & Beverage — 0.2%
4,000	Tate & Lyle plc	36,305

	Airlines — 0.2%
15,000	Hays plc	35,782

	Autos — 0.3%
6,000	GKN plc	27,244
4,845	Tomkins plc	23,650

		50,894

	Banks & Credit Institutions — 1.3%
4,000	Bradford & Bingley plc	25,784
2,096	Cattles plc	14,769
1,000	Intermediate Capital Group plc	20,927
9,000	Lloyds TSB Group plc	81,731
2,700	Provident Financial plc	34,835
3,600	Standard Chartered plc	66,939

		244,985

	Beer, Liquor & Tobacco — 0.3%
1,797	Imperial Tobacco Group plc	49,232

	Construction & Homebuilding — 0.3%
4,000	AMEC plc	22,866
1,600	WS Atkins plc	21,964

		44,830

	Electric Utilities — 0.9%
7,363	National Grid Transco plc	70,116
3,500	Scottish & Southern Energy plc	58,629
1,600	Viridian Group plc	22,424

		151,169

	Financial Investments — 0.4%
2,863	Burberry Group plc	22,042
6,000	Reed Elsevier plc	55,350

		77,392

	Furniture & Household Items — 0.1%
8,000	MFI Furniture Group plc	19,045

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/ Short Equity Fund

Shares		Value

	Common Stock, United Kingdom continued
	Information & Services — 0.5%
4,116	Capita Group plc	$28,903
946	Intertek Group plc	12,804
6,000	Michael Page International plc	21,541
6,000	Taylor Nelson Sofres plc	26,034

		89,282

	Instruments — 0.3%
5,000	Smith & Nephew plc	51,165

	Insurance — 0.7%
900	Investec plc	28,804
912	Jardine Lloyd Thompson Group plc	6,514
7,000	Prudential plc	60,880
6,000	St. James’s Place Capital plc	24,421

		120,619

	IT Hardware — 0.1%
12,000	ARM Holdings plc	25,458

	Land & Water Transportation — 0.2%
750	DX Services plc*	5,270
14,250	Stagecoach Group plc	31,121

		36,391

	Metal Products & Machinery — 0.1%
3,000	Rexam plc	26,466

	Miscellaneous Finance — 0.1%
611	ICAP plc	3,188
1,568	London Stock Exchange plc	17,520

		20,708

	Publishing, Broadcasting & Cinema — 0.8%
4,732	British Sky Broadcasting Group plc	51,057
2,665	Daily Mail & General Trust, Class A	37,965
1,579	Emap plc	24,722
1,746	Johnston Press plc	18,169
1,600	Manchester United plc	8,532

		140,445

	Restaurants, Hotels & Theaters — 0.2%
6,000	Rank Group plc	30,411

	Retail — 0.8%
421	Carpetright plc	9,214
15,000	Dixons Group plc	43,774
3,000	GUS plc	54,055
624	Tesco plc	3,855
10,000	William Morrison Supermarkets plc	39,742

		150,640

	Soaps & Cosmetics — 0.3%
1,737	Reckitt Benckiser plc	52,491

	Software — 0.3%
3,445	Misys plc	13,840
7,881	Sage Group plc	30,602

		44,442

	Wholesale — 0.5%
2,064	Alliance Unichem plc	29,898
6,000	Electrocomponents plc	32,802
6,000	Premier Farnell plc	19,698

		82,398

		1,580,550

	United States—71.4%
	Agriculture, Food & Beverage — 2.4%
200	Bridgford Foods Corp.	1,800
7,600	Coca-Cola Co.	316,388
1,600	Coca-Cola Enterprises, Inc.	33,360
600	Delta & Pine Land Co.	16,368
600	Monterey Pasta Co.*	2,028
1,591	Tootsie Roll Industries, Inc.	55,096

		425,040

	Airlines — 1.1%
2,500	Airtran Holdings, Inc.*	26,750
1,300	JetBlue Airways Corp.*	30,186
3,100	Northwest Airlines Corp.*	33,883
6,800	Southwest Airlines Co.	110,704

		201,523

	Autos — 0.4%
200	American Axle & Manufacturing Holdings, Inc.	6,132
2,500	Delphi Corp.	22,550
200	General Motors Corp.	8,012
1,100	Gentex Corp.	40,722

		77,416

	Banks & Credit Institutions — 7.3%
900	Astoria Financial Corp.	35,973
500	Banc Corp.*	4,120
400	Capitol Federal Financial	14,400
4,000	E*Trade Financial Corp.	59,800
300	Education Lending Group, Inc.*	4,653
7,100	Fifth Third Bancorp	335,689
300	Financial Federal Corp.*	11,760
5,000	General Electric Co.	182,500
600	Investors Financial Services Corp.	29,988
4,400	MBNA Corp.	124,036
5,100	New York Community Bancorp, Inc.	104,907
1,700	Northern Trust Corp.	82,586
1,680	Old National Bancorp	43,445
105	Park National Corp.	14,228
2,500	Sovereign Bancorp, Inc.	56,375
200	Student Loan Corp.	36,800
4,000	Synovus Financial Corp.	114,320
1,785	Valley National Bancorp	49,355

		1,304,935

	Basic Minerals & Metals — 0.8%
400	American Superconductor Corp.*	5,956
800	Apex Silver Mines Ltd.*	13,744
1,100	Freeport-McMoRan Copper & Gold, Inc.	42,053

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/ Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Basic Minerals & Metals continued
1,200	Hecla Mining Co.*	$6,996
800	Meridian Gold, Inc.*	15,176
1,300	Newmont Mining Corp.	57,733

		141,658

	Beer, Liquor & Tobacco — 0.0%
800	DIMON, Inc.	5,376

	Biotechnology — 2.4%
800	Alexion Pharmaceuticals, Inc.*	20,160
2,100	Amgen, Inc.*	134,715
1,200	Applera Corp. — Celera Genomics Group*	16,500
900	Avigen, Inc.*	2,934
200	BioCryst Pharmaceuticals, Inc.*	1,156
900	BioMarin Pharmaceuticals, Inc.*	5,751
4,900	Human Genome Sciences, Inc.*	58,898
800	ICOS Corp.*	22,624
600	Kosan Biosciences, Inc.*	4,158
6,600	Millennium Pharmaceuticals, Inc.*	79,992
800	Myriad Genetics, Inc.*	18,008
400	Neopharm, Inc.*	5,004
600	Neurocrine Biosciences, Inc.*	29,580
1,000	Praecis Pharmaceuticals, Inc.*	1,900
300	Progenics Pharmaceuticals, Inc.*	5,148
500	Seattle Genetics, Inc.*	3,265
900	Telik, Inc.*	17,226

		427,019

	Cellular & Wireless — 0.0%
300	Centennial Communications Corp.*	2,379

	Chemicals & Rubber — 0.3%
600	BioSphere Medical, Inc.*	2,334
700	North American Scientific, Inc.*	3,773
700	Valspar Corp.	35,007
300	WD-40 Co.	8,523

		49,637

	Communications Utilities — 1.8%
2,800	BellSouth Corp.	77,812
2,100	Cablevision Systems New York Group, Class A*	52,290
205	D&E Communications, Inc.	2,470
2,700	EchoStar Communications Corp., Class A	89,748
1,300	Insight Communications Co., Inc.*	12,051
5,900	Level 3 Communications, Inc.*	20,001
1,900	Mediacom Communications Corp.*	11,875
600	Net2Phone, Inc.*	2,040
2,300	Talk America Holdings, Inc.*	15,226
3,400	UnitedGlobalCom, Inc.*	32,844

		316,357

	Construction & Homebuilding — 0.4%
400	EMCOR Group, Inc.*	18,072
500	Jacobs Engineering Group, Inc.*	23,895
400	MasTec, Inc.*	4,044
300	Matrix Service Co.*	2,418
300	Modtech Holdings, Inc.*	2,361
200	Palm Harbor Homes, Inc.*	3,376
2,000	Quanta Services, Inc.*	16,000

		70,166

	Construction Materials — 0.0%
400	Apogee Enterprises, Inc.	5,364

	Consumer Durables — 0.2%
1,200	Maytag Corp.	25,320
400	Monaco Coach Corp.	8,228

		33,548

	Drugs & Pharmaceuticals — 5.4%
100	Able Laboratories, Inc.*	2,275
1,200	Adolor Corp.*	11,904
1,900	Alkermes, Inc.*	26,771
900	Allergan, Inc.	72,963
1,400	Amylin Pharmaceuticals, Inc.*	32,704
300	Bentley Pharmaceuticals, Inc.*	3,225
5,800	Bristol-Myers Squibb Co.	148,596
300	Cerus Corp.*	888
1,000	Columbia Laboratories, Inc.*	2,647
100	Cubist Pharmaceuticals, Inc.*	1,183
1,900	CuraGen Corp.*	13,604
1,200	CV Therapeutics, Inc.*	27,600
700	Discovery Laboratories, Inc.*	5,551
300	Dov Pharmaceutical, Inc.*	5,415
4,400	Eli Lilly & Co.	249,700
400	Emisphere Technologies, Inc.*	1,620
935	Enzo Biochem, Inc.*	18,204
600	EPIX Pharmaceuticals, Inc.*	10,746
1,000	Guilford Pharmaceuticals, Inc.*	4,950
1,300	Immunomedics, Inc.*	3,952
900	Inspire Pharmaceuticals, Inc.*	15,093
2,200	Isis Pharmaceuticals, Inc.*	12,980
901	Neose Technologies, Inc.*	6,055
2,000	NPS Pharmaceuticals, Inc.*	36,560
600	Pain Therapeutics, Inc.*	4,326
200	Par Pharmaceutical Cos., Inc.*	8,276
800	Penwest Pharmaceuticals Co.*	9,568
300	Pharmacyclics, Inc.*	3,141
2,700	Protein Design Labs, Inc.*	55,782
800	Sciclone Pharmaceuticals, Inc.*	2,960
1,200	Sepracor, Inc.*	71,244
1,800	Tanox, Inc.*	27,360
700	Theragenics Corp.*	2,842
1,200	Transkaryotic Therapies, Inc.*	30,468
2,400	Vertex Pharmaceuticals, Inc.*	25,368
100	Zymogenetics, Inc.*	2,300

		958,821

	Electric Utilities — 1.7%
5,600	AES Corp.*	76,552
1,700	Allegheny Energy, Inc.*	33,507
1,700	Centerpoint Energy, Inc.	19,210

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/ Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Electric Utilities continued
1,200	Cinergy Corp.	$49,956
1,700	DPL, Inc.	42,687
400	DTE Energy Co.	17,252
300	Edison International	9,609
600	Southern Co.	20,112
2,100	TECO Energy, Inc.	32,214

		301,099

	Financial Investments — 1.0%
1,400	CapitalSource, Inc.*	35,938
2,300	Cendant Corp.	53,774
1,800	Macrovision Corp.*	46,296
1,700	Marvel Enterprises, Inc.*	34,816

		170,824

	Forest Products & Paper — 1.4%
1,100	Avery Dennison Corp.	65,967
1,300	Bowater, Inc.	57,161
4,900	Graphic Packaging Corp.*	35,280
500	Kimberly-Clark Corp.	32,905
400	Lydall, Inc.*	4,744
1,300	Plum Creek Timber Co., Inc.	49,972

		246,029

	Furniture & Household Items — 1.8%
500	Foamex International, Inc.*	1,880
1,600	Hasbro, Inc.	31,008
1,100	International Game Technology	37,818
600	Leapfrog Enterprises, Inc.*	8,160
6,100	Mattel, Inc.	118,889
2,100	Newell Rubbermaid, Inc.	50,799
2,300	Pactiv Corp.*	58,167
200	Russ Berrie & Co., Inc.	4,568
300	Tempur-Pedic International, Inc.*	6,360

		317,649

	Gas & Other Public Utilities — 1.0%
800	Allied Waste Industries, Inc.*	7,424
10,700	El Paso Corp.	111,280
500	Stericycle, Inc.*	22,975
900	Waste Management, Inc.	26,946

		168,625

	Government Aircraft & Defense — 0.9%
500	Alliant Techsystems, Inc.*	32,690
1,662	Garmin Ltd.	101,116
300	Kaman Corp., Class A	3,795
300	Lockheed Martin Corp.	16,665
400	Microvision, Inc.*	2,800
100	Sturm Ruger & Co., Inc.	903

		157,969

	Health Care & Hospital — 2.2%
100	Apria Healthcare Group, Inc.*	3,295
1,100	Array Biopharma, Inc.*	10,472
3,500	HCA, Inc.	139,860
3,600	Health Management Associates, Inc., Class A	81,792
1,400	Lincare Holdings, Inc.*	59,710
1,000	OCA, Inc*	6,350
500	Odyssey Healthcare, Inc.*	6,840
200	Specialty Laboratories, Inc.*	2,208
6,600	Tenet Healthcare Corp.*	72,468
400	U.S. Physical Therapy, Inc.*	6,168
300	VistaCare, Inc., Class A*	4,989

		394,152

	Information & Services — 2.9%
600	Administaff, Inc.*	7,566
300	Advisory Board Co.*	11,064
800	Albany Molecular Research, Inc.*	8,912
439	AMN Healthcare Services, Inc.*	6,984
100	Apollo Group, Inc., Class A*	8,071
900	Arena Pharmaceuticals, Inc.*	6,021
500	Career Education Corp.*	20,000
300	Clark, Inc.*	4,656
2,400	Convergys Corp.*	35,976
2,300	DeVry, Inc.*	39,928
900	Education Management Corp.*	29,709
1,200	Exact Sciences Corp.*	4,584
1,900	Exelixis, Inc.*	18,050
600	Gene Logic, Inc.*	2,208
1,000	Learning Tree International, Inc.*	13,400
1,800	Maxygen, Inc.*	23,022
300	MTC Technologies, Inc.*	10,071
300	Netratings, Inc.*	5,751
4,400	Paychex, Inc.	149,952
2,200	Regeneron Pharmaceuticals, Inc.*	20,262
102	SRI/ Surgical Express, Inc.*	506
600	Syntroleum Corp.*	4,818
1,500	Total System Services, Inc.	36,450
1,100	Weight Watchers International, Inc.*	45,177

		513,138

	Instruments — 2.8%
400	Abaxis, Inc.*	5,796
100	Aksys Ltd.*	556
5,900	Applera Corp. — Applied Biosystems Group	123,369
700	Cepheid, Inc.*	6,958
800	Cholestech Corp.*	6,513
1,500	Ciphergen Biosystems, Inc.*	6,450
200	Closure Medical Corp.*	3,900
900	Conceptus, Inc.*	7,304
600	Cyberonics, Inc.*	12,432
300	Daxor Corp.*	6,846
700	FEI Co.*	14,700
700	Formfactor, Inc.*	18,998
400	I-Flow Corp.*	7,292
500	ICU Medical, Inc.*	13,670
500	Illumina, Inc.*	4,740
900	Ixia*	15,129

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/ Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Instruments continued
500	Kyphon, Inc.*	$12,880
2,900	Medtronic, Inc.	144,043
300	Merit Medical Systems, Inc.*	4,584
600	Micro Therapeutics, Inc.*	2,250
100	Natus Medical, Inc.*	800
1,000	OraSure Technologies, Inc.*	6,720
200	OrthoLogic Corp.*	1,250
204	Possis Medical, Inc.*	2,750
400	Q-Med, Inc.*	4,396
500	Quidel Corp.*	2,540
500	Regeneration Technologies, Inc.*	5,240
600	Resmed, Inc.*	30,660
400	Spectranetics Corp.*	2,248
900	Staar Surgical Co.*	5,616
400	Utah Medical Products, Inc.	8,988
300	Wright Medical Group, Inc.*	8,550

		498,168

	Insurance — 1.2%
1,000	ChoicePoint, Inc.*	45,990
114	Citizens, Inc.*	729
15	Harleysville Group, Inc.	358
800	NDCHealth Corp.	14,872
500	Progressive Corp.	42,420
300	PXRE Group Ltd.	7,563
1,800	UnumProvident Corp.	32,292
1,800	Willis Group Holdings Ltd.	74,106

		218,330

	IT Hardware — 5.8%
300	Advanced Energy Industries, Inc.*	2,739
2,900	Altera Corp.*	60,030
600	Anadigics, Inc.*	2,250
1,300	C-COR, Inc.*	12,090
1,200	Centillium Communications, Inc.*	2,916
3,200	Cirrus Logic, Inc.*	17,632
300	COMARCO, Inc.*	2,580
600	DSP Group, Inc.*	13,398
1,100	Emulex Corp.*	18,524
400	Energy Conversion Devices, Inc.*	7,728
1,800	Foundry Networks, Inc.*	23,688
1,000	Hutchinson Technology, Inc.*	34,570
300	Ibis Technology Corp.*	1,110
400	Integrated Circuit Systems, Inc.*	8,368
400	Intel Corp.	9,356
600	Intervoice, Inc.*	8,010
900	Jabil Circuit, Inc.*	23,022
1,300	Kla-Tencor Corp.*	60,554
500	Kopin Corp.*	1,935
2,300	Lattice Semiconductor Corp.*	13,110
4,100	Linear Technology Corp.	158,916
1,800	Maxim Integrated Products, Inc.	76,302
1,400	MEMC Electronic Materials, Inc.*	18,550
500	Micrel, Inc.*	5,510
2,824	Microchip Technology, Inc.	75,288
1,600	Micron Technology, Inc.*	19,760
1,100	Novellus Systems, Inc.*	30,679
300	Parlex Corp.*	2,250
1,100	Pericom Semiconductor Corp.*	10,373
300	Planar Systems, Inc.*	3,369
9,700	PMC — Sierra, Inc.*	109,125
200	QLogic Corp.*	7,346
500	Rambus, Inc.*	11,500
2,500	Semtech Corp.*	54,675
6,400	Solectron Corp.*	34,112
300	Supertex, Inc.*	6,510
300	Universal Display Corp.*	2,700
2,400	Xilinx, Inc.	71,160

		1,021,735

	Land & Water Transportation — 0.1%
800	Kansas City Southern*	14,184
500	Pacer International, Inc.*	10,630

		24,814

	Mainframe & Minicomputers — 0.0%
1,000	Cray, Inc.*	4,660

	Metal Products & Machinery — 1.2%
100	Aaon, Inc.*	1,607
1,900	AGCO Corp.*	41,591
1,800	American Power Conversion Corp.	38,520
700	C&D Technologies, Inc.	11,928
600	Fedders Corp.	2,172
700	Federal Signal Corp.	12,362
1,100	Flowserve Corp.*	30,294
1,700	FuelCell Energy, Inc.*	16,830
600	Global Power Equipment Group, Inc.*	5,904
400	Intevac, Inc.*	3,024
300	Powell Industries, Inc.*	5,547
600	SPX Corp.	24,036
200	Transtechnology Corp.*	1,462
600	Trinity Industries, Inc.	20,448

		215,725

	Miscellaneous Finance — 1.8%
2,700	Ameritrade Holding Corp.*	38,394
3,100	Investment Technology Group, Inc.*	62,000
2,300	Janus Capital Group, Inc.	38,663
700	Jefferies Group, Inc.	28,196
1,400	LaBranche & Co., Inc.*	12,544
1,200	Morgan Stanley	66,624
1,400	Waddell & Reed Financial, Inc., Class A	33,446
1,600	WP Stewart & Co., Ltd.	37,856

		317,723

	Oil Drilling & Services — 0.3%
1,100	ENSCO International, Inc.	34,914
200	Nabors Industries Ltd.*	10,258

		45,172

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/ Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Photooptical, Micros & Office Machinery — 0.8%
1,500	Adaptec, Inc.*	$11,385
2,726	Brocade Communications Systems, Inc.*	20,827
1,500	Echelon Corp.*	12,660
700	Fargo Electronics, Inc.*	10,492
2,600	Immersion Corp.*	18,954
2,300	Maxtor Corp.*	12,190
3,500	McData Corp., Class B*	19,705
2,800	Western Digital Corp.*	30,352

		136,565

	Publishing, Broadcasting & Cinema — 2.7%
71	Acme Communications, Inc.*	498
900	Dow Jones & Co., Inc.	38,754
2,000	EW Scripps Co., Class A	96,560
400	Fisher Communications, Inc.*	19,552
2,400	Interpublic Group of Cos., Inc.*	32,160
1,100	Journal Register Co.*	21,263
1,300	Knight-Ridder, Inc.	87,022
94	Lamar Advertising Co.*	4,021
100	McClatchy Co., Class A	7,181
1,700	New York Times Co., Class A	69,360
300	Pixar*	25,683
91	Salem Communications Corp., Class A*	2,270
1,600	Univision Communications, Inc., Class A*	46,832
700	Valassis Communications, Inc., Class A*	24,507
400	Young Broadcasting, Inc., Class A*	4,224

		479,887

	Real Estate Development — 0.4%
800	Forest City Enterprises, Inc., Class A	46,040
500	Tejon Ranch Co.*	20,400

		66,440

	Real Estate Investment Trusts — 2.1%
200	Alexander’s, Inc.*	43,000
100	Arden Realty, Inc.	3,772
100	Boston Properties, Inc.	6,467
200	Camden Property Trust	10,200
800	CenterPoint Properties Trust	38,312
1,000	Duke Realty Corp.	34,140
1,200	Equity Residential	43,416
100	First Industrial Realty Trust, Inc.	4,073
300	Gables Residential Trust	10,737
2,900	General Growth Properties, Inc.	104,864
100	OMEGA Healthcare Investors, Inc.	1,180
300	Saul Centers, Inc.	11,475
2,400	United Dominion Realty Trust, Inc.	59,520
200	Weingarten Realty Investors	8,020

		379,176

	Restaurants, Hotels & Theaters — 0.9%
1,000	Brinker International, Inc.*	35,070
200	Buffalo Wild Wings, Inc.*	6,962
1,050	Cheesecake Factory, Inc.*	34,094
400	Gaylord Entertainment Co.*	16,612
900	Krispy Kreme Doughnuts, Inc.*	11,340
100	Ruby Tuesday, Inc.	2,608
1,900	Westwood One, Inc.*	51,167

		157,853

	Retail — 6.5%
900	99 Cents Only Stores*	14,544
266	A.C. Moore Arts & Crafts, Inc.*	7,663
1,200	Amazon.Com, Inc.*	53,148
2,400	Bed Bath & Beyond, Inc.*	95,592
1,200	Best Buy Co., Inc.	71,304
1,300	Carmax, Inc.*	40,365
300	Christopher & Banks Corp.	5,535
300	Cost Plus, Inc.*	9,639
700	Dillard’s, Inc.	18,809
1,800	Dollar General Corp.	37,386
1,300	Dollar Tree Stores, Inc.*	37,284
1,800	Family Dollar Stores, Inc.	56,214
300	Great Atlantic & Pacific Tea Co.*	3,075
400	Group 1 Automotive, Inc.*	12,600
400	Hibbett Sporting Goods, Inc.*	10,644
600	Kirkland’s, Inc.*	7,374
2,700	Kohl’s Corp.*	132,759
4,300	Kroger Co.*	75,422
500	May Department Stores Co.	14,700
120	Mothers Work, Inc.*	1,634
300	Pier 1 Imports, Inc.	5,910
300	PriceSmart, Inc.*	2,268
200	Ross Stores, Inc.	5,774
1,800	Saks, Inc.	26,118
3,900	Tiffany & Co.	124,683
1,800	Too, Inc.*	44,028
500	Tweeter Home Entertainment Group, Inc.*	3,425
800	ValueVision Media, Inc., Class A*	11,128
3,800	Wal-Mart Stores, Inc.	200,716
300	Whitehall Jewellers, Inc.*	2,397
500	Wilsons the Leather Experts, Inc.*	1,950
2,200	Winn-Dixie Stores, Inc.	10,010

		1,144,098

	Soaps & Cosmetics — 0.9%
2,700	Colgate-Palmolive Co.	138,132
2,200	Playtex Products, Inc.*	17,578

		155,710

	Software — 5.5%
200	ActivCard Corp.*	1,780
700	Affiliated Computer Services, Inc., Class A*	42,133
2,900	BEA Systems, Inc.*	25,694
780	Citrix Systems, Inc.*	19,133
200	Computer Programs & Systems, Inc.	4,630
700	Digital Insight Corp.*	12,880

Statement of Securities Sold Short continued

Laudus Rosenberg Global Long/ Short Equity Fund

Shares		Value

	Common Stock, United States continued
	Software continued
300	DoubleClick, Inc.*	$2,334
2,300	Electronic Arts, Inc.*	141,864
2,900	Electronic Data Systems Corp.	66,990
200	Fair Isaac Corp.	7,336
800	Harris Interactive, Inc.*	6,320
4,300	Identix, Inc.*	31,734
400	International Business Machines Corp.	39,432
3,600	Intuit, Inc.*	158,436
300	Jack Henry & Associates, Inc.	5,973
500	Manhattan Associates, Inc.*	11,940
100	MAPICS, Inc.*	1,055
1,652	Mercury Interactive Corp.*	75,249
500	Mobius Management Systems, Inc.*	3,627
200	Nassda Corp.*	1,380
900	National Instruments Corp.	24,525
300	Online Resources Corp.*	2,286
9,000	Oracle Corp.*	123,480
500	Packeteer, Inc.*	7,225
500	PC-Tel, Inc.*	3,965
800	PEC Solutions, Inc.*	11,336
233	ProxyMed, Inc.*	2,288
1,100	Reynolds & Reynolds Co., Class A	29,161
2,100	Sungard Data Systems, Inc.*	59,493
1,700	SupportSoft, Inc.*	11,322
300	Tripos, Inc.*	1,599
2,200	Unisys Corp.*	22,396
1,100	VitalWorks, Inc.*	4,895
50	WebEx Communications, Inc.*	1,189
200	webMethods, Inc.*	1,442

		966,522

	Textiles & Apparel — 0.9%
3,200	Cintas Corp.	140,352
300	Columbia Sportswear Co.*	17,883
400	OshKosh B’Gosh, Inc., Class A	8,560

		166,795

	Wholesale — 2.1%
1,700	AmerisourceBergen Corp.	99,756
2,500	Cardinal Health, Inc.	145,375
200	D&K Healthcare Resources, Inc.	1,616
500	Express Scripts, Inc.*	38,220
400	IMPCO Technologies, Inc.*	3,020
1,900	McKesson Corp.	59,774
800	Priority Healthcare Corp., Class B*	17,416
500	Stewart & Stevenson Services, Inc.	10,115

		375,292

		12,663,389

	Total Common Stock (Proceeds $15,748,397)	16,908,104

	Rights — 0.0%
	United States — 0.0%
	Retail — 0.0%
300	PriceSmart, Inc.	112

	Total Rights (Proceeds $0)	112

	Total Securities Sold Short (Proceeds $15,748,397) — 95.3%	$16,908,216

Percentages noted above are based on net assets of December 31, 2004.

*	Non-income producing security.

Laudus Trust

Laudus Rosenberg Value Long/ Short Equity Fund

Statement of Portfolio Investments as of 12/31/04 (Unaudited)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 12/31/04. For more information about the securities, please refer to the Fund’s semiannual or annual reports.

Shares		Value

	Common Stock — 92.1%
	Agriculture, Food & Beverage — 2.6%
100	Cagle’s, Inc., Class A*	$1,290
700	Diedrich Coffee, Inc.*	4,136
17,850	Flowers Foods, Inc.	563,703
1,800	J & J Snack Foods Corp.	88,254
2,891	Lance, Inc.	55,016
6,800	National Beverage Corp.	56,576
300	Pepsi Bottling Group, Inc.	8,112
21,900	PepsiAmericas, Inc.	465,156
5,700	Ralcorp Holdings, Inc.	239,001
800	Seaboard Corp.	798,400
3,200	Seneca Foods Corp., Class B*	58,403
3,200	Tasty Baking Co.	25,888
900	Zapata Corp.*	53,910

		2,417,845

	Airlines — 0.3%
400	Air Methods Corp.*	3,440
3,900	AirNet Systems, Inc.*	13,611
6,100	Alaska Air Group, Inc.*	204,289
4,700	MAIR Holdings, Inc.*	43,240

		264,580

	Autos — 0.8%
12,500	Autoliv, Inc.	603,749
1,150	R&B, Inc.*	28,739
2,221	Sypris Solutions, Inc.	34,004
3,700	TRW Automotive Holdings Corp.*	76,590

		743,082

	Banks & Credit Institutions — 6.6%
2,448	Accredited Home Lenders Holding Co.*	121,617
18,352	Advanta Corp., Class A	415,122
5,000	Bank of Hawaii Corp.	253,700
5,700	Berkshire Bancorp, Inc.	116,850
1,000	Berkshire Hills Bancorp, Inc.	37,150
200	Britton & Koontz Capital Corp.	3,666
200	Central Bancorp, Inc.	5,701
200	Centrue Financial Corp.	5,642
13,000	Colonial BancGroup, Inc.	275,990
7,600	Commercial Federal Corp.	225,796
100	Cowlitz Bancorp*	1,114
22,700	Doral Financial Corp.	1,117,974
500	Fidelity Southern Corp.	9,500
200	First Bancshares, Inc.	4,100
500	First Citizens BancShares, Inc., Class A	74,125
8,400	Flagstar Bancorp, Inc.	189,840
100	Greater Atlantic Financial Corp.*	625
750	Horizon Bancorp	20,025
19,849	Independence Community Bank Corp.	845,169
2,300	Intervest Bancshares Corp.*	45,400
2,187	ITLA Capital Corp.*	128,574
100	Lincoln Bancorp	1,929
1,365	LSB Financial Corp.	35,824
2,200	NetBank, Inc.	22,902
3,000	North Central Bancshares, Inc.	124,350
1,000	Northrim BanCorp, Inc.	23,500
400	Northway Financial, Inc.	13,480
12,600	Ocwen Financial Corp.*	120,456
400	Pacific Mercantile Bancorp*	6,992
100	Pinnacle Bancshares, Inc.	1,560
6,438	Provident Bankshares Corp.	234,150
3,800	PSB Bancorp, Inc.	53,466
12,600	R & G Financial Corp., Class B	489,888
16,294	Republic Bancorp, Inc.	248,977
300	Tower Financial Corp.*	4,466
1,559	Unity Bancorp, Inc.	19,955
8,466	W Holding Co., Inc.	194,210
4,392	Wainwright Bank & Trust Co.	54,241
1,350	Washington Savings Bank, F.S.B	21,533
8,900	Westcorp	408,777
5,000	WFS Financial, Inc.*	253,900

		6,232,236

	Basic Minerals & Metals — 1.4%
100	L.B. Foster Co., Class A*	961
15,800	Maverick Tube Corp.*	478,740
200	NS Group, Inc.*	5,560
4,300	Olympic Steel, Inc.*	113,993
400	Reliance Steel & Aluminum Co.	15,584
13,800	Ryerson Tull, Inc.	217,350
10,800	Steel Dynamics, Inc.	409,104
600	Steel Technologies, Inc.	16,506

		1,257,798

	Beer, Liquor & Tobacco — 0.5%
5,100	Adolph Coors Co., Class B	385,917
2,600	Todhunter International, Inc.*	34,268

		420,185

	Biotechnology — 0.0%
4,400	Harvard Bioscience, Inc.*	20,372

	Cellular & Wireless — 1.1%
12,800	Telephone & Data Systems, Inc.	984,960

	Chemicals & Rubber — 1.7%
6,000	A. Schulman, Inc.	128,460
500	American Pacific Corp.*	4,255

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Chemicals & Rubber continued
4,800	Arch Chemicals, Inc.	$138,144
2,900	Bairnco Corp.	32,335
1,900	Great Lakes Chemical Corp.	54,131
100	LESCO, Inc.*	1,289
21,300	Sherwin-Williams Co.	950,619
29,500	Terra Industries, Inc.*	261,960

		1,571,193

	Commercial Aircraft & Components — 0.0%
400	Curtiss-Wright Corp.	22,964

	Communications Utilities — 0.8%
2,900	Atlantic Tele-Network, Inc.	94,250
1,300	Audible, Inc.*	33,865
100	D&E Communications, Inc.	1,205
48,600	EarthLink, Inc.*	559,872
2,100	Hector Communications Corp.	45,885
200	Playboy Enterprises, Inc., Class A*	2,326

		737,403

	Construction & Homebuilding — 2.8%
900	D.R. Horton, Inc.	36,279
1,100	Insituform Technologies, Inc., Class A*	24,937
5,520	M.D.C. Holdings, Inc.	477,149
200	Orleans Homebuilders, Inc.*	3,970
16,300	Pulte Homes, Inc.	1,039,940
15,400	Ryland Group, Inc.	886,116
100	Sterling Construction Co., Inc.*	519
6,300	Willbros Group, Inc.*	145,215

		2,614,125

	Construction Materials — 0.0%
800	Continental Materials Corp.*	21,700
700	U.S. Concrete, Inc.*	5,369

		27,069

	Consumer Durables — 1.4%
11,700	Brunswick Corp.	579,150
1,100	Coachmen Industries, Inc.	19,096
5,400	Harman International Industries, Inc.	685,800

		1,284,046

	Drugs & Pharmaceuticals — 2.1%
18,900	Alpharma, Inc., Class A	320,355
2,800	BioSource International, Inc.*	19,320
3,300	Bone Care International, Inc.*	91,905
12,167	Dade Behring Holdings, Inc.*	681,352
3,300	E-Z-EM, Inc.	48,180
9,900	First Horizon Pharmaceutical Corp.*	226,611
1,000	Genencor International, Inc.*	16,400
800	Lifecore Biomedical, Inc.*	9,008
13,500	Nature’s Sunshine Products, Inc.	274,860
9,356	Serologicals Corp.*	206,955
11,400	Theragenics Corp.*	46,284
100	United-Guardian, Inc.	835
7,300	Weider Nutrition International, Inc.*	31,755

		1,973,820

	Electric Utilities — 1.5%
8,400	Alliant Energy Corp.	240,240
19,800	Central Vermont Public Service Corp.	460,548
1,600	Green Mountain Power Corp.	46,128
1,600	Maine & Maritimes Corp.	42,160
3,100	Pinnacle West Capital Corp.	137,671
1,000	Unitil Corp.	28,300
17,900	Westar Energy, Inc.	409,373

		1,364,420

	Financial Investments — 1.6%
34,675	Aaron Rents, Inc.	866,874
2,500	American Capital Strategies Ltd.	83,375
3,197	California First National Bancorp	40,490
1,500	Electro Rent Corp.	21,345
3,569	ePlus, Inc.*	42,150
12,450	MCG Capital Corp.	213,269
7,200	Rent-Way, Inc.*	57,672
4,700	Universal Compression Holdings, Inc.*	164,077
3,400	Willis Lease Finance Corp.*	26,520

		1,515,772

	Forest Products & Paper — 1.7%
600	Chesapeake Corp.	16,296
1,800	CSS Industries, Inc.	57,168
2,900	DSG International Ltd.*	14,065
33,800	Louisiana-Pacific Corp.	903,812
100	Rock-Tenn Co., Class A	1,516
4,100	Schweitzer-Mauduit International, Inc.	139,195
1,700	Temple-Inland, Inc.	116,280
6,588	Universal Forest Products, Inc.	285,919

		1,534,251

	Furniture & Household Items — 3.5%
24,700	Acuity Brands, Inc.	785,460
800	American Biltrite, Inc.*	9,120
1,800	American Locker Group, Inc.*	26,548
4,000	Bassett Furniture Industries, Inc.	78,500
7,000	Central Garden & Pet Co.*	292,180
3,500	Channell Commercial Corp.*	29,190
1,600	Chase Corp.	25,440
4,100	Communications Systems, Inc.	49,241
16,280	Griffon Corp.*	439,560
1,800	JAKKS Pacific, Inc.*	39,798
14,600	K2, Inc.*	231,848
19,397	Kimball International, Inc., Class B	287,270
6,800	Kinetic Concepts, Inc.*	518,840

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Furniture & Household Items continued
20,600	Movado Group, Inc.	$384,190
2,100	Tredegar Corp.	42,441

		3,239,626

	Gas & Other Public Utilities — 1.3%
100	Casella Waste Systems, Inc., Class A*	1,464
4,098	Duratek, Inc.*	102,081
41,700	NiSource, Inc.	949,926
3,900	SJW Corp.	141,960

		1,195,431

	Government Aircraft & Defense — 0.5%
7,700	Armor Holdings, Inc.*	362,054
2,600	Lowrance Electronics, Inc.	81,897

		443,951

	Health Care & Hospital — 2.8%
1,000	Allied Healthcare International, Inc.*	5,500
23,900	Humana, Inc.*	709,591
10,500	Kindred Healthcare, Inc.*	314,475
3,000	MedCath Corp.*	73,920
5,700	National Home Health Care Corp.	74,670
13,400	PacifiCare Health Systems, Inc.*	757,368
500	Pediatric Services of America, Inc.*	6,380
4,100	RehabCare Group, Inc.*	114,759
15,800	Triad Hospitals, Inc.*	587,918

		2,644,581

	Information & Services — 6.6%
2,100	Ablest, Inc.*	15,519
500	Almost Family, Inc.*	7,225
5,600	American Retirement Corp.*	66,024
6,500	Capital Senior Living Corp.*	36,790
900	Carriage Services, Inc.*	4,446
440	Cass Information Systems, Inc.	15,378
300	Century Business Services, Inc.*	1,308
1,200	CheckFree Corp.*	45,696
5,400	Cornell Cos., Inc.*	81,972
10,400	Discovery Partners International*	49,400
2,200	Ecology & Environment, Inc.	17,182
9,200	Exponent, Inc.*	252,908
35	Forrester Research, Inc.*	628
9,750	Healthcare Services Group, Inc.	203,190
2,300	Heidrick & Struggles International, Inc.*	78,821
3,000	Horizon Health Corp.*	83,640
5,100	Kendle International, Inc.*	44,880
2,000	Korn/ Ferry International*	41,500
14,700	Laureate Education, Inc.*	648,123
14,000	Layne Christensen Co.*	254,100
2,800	MAXIMUS, Inc.*	87,136
9,200	Metal Management, Inc.	247,204
800	Michael Baker Corp.*	15,680
8,850	Monro Muffler Brake, Inc.*	223,905
31,100	MPS Group, Inc.*	381,286
1,200	National Technical Systems, Inc.*	6,012
3,000	Navigant International, Inc.*	36,510
10,044	NCO Group, Inc.*	259,637
5,100	Opinion Research Corp.*	34,119
41,500	PAREXEL International Corp.*	842,450
15,800	Pharmaceutical Product Development, Inc.*	652,382
6,800	Pre-Paid Legal Services, Inc.	255,340
400	RCM Technologies, Inc.*	2,012
200	Schnitzer Steel Industries, Inc., Class A	6,786
4,900	Stewart Enterprises, Inc., Class A*	34,251
11,200	TeleTech Holdings, Inc.*	108,528
18,900	The Brink’s Co.	746,928
1,700	Vertrue, Inc.*	64,209
9,500	Volt Information Sciences, Inc.*	279,205

		6,232,310

	Instruments — 4.9%
0	AngioDynamics, Inc. (b)*	1
7,000	Badger Meter, Inc.	209,650
8,500	Bausch & Lomb, Inc.	547,910
100	Bio-Logic Systems Corp.*	910
900	Bruker BioSciences Corp.*	3,627
9,900	Checkpoint Systems, Inc.*	178,695
16,300	Datascope Corp.	646,947
18,500	Edwards Lifesciences Corp.*	763,310
8,200	Esterline Technologies Corp.*	267,730
6,500	Invacare Corp.	300,690
2,300	K-Tron International, Inc.*	61,192
1,840	Kewaunee Scientific Corp.	16,744
400	LeCroy Corp.*	9,336
100	Mesa Laboratories, Inc.	1,276
20,400	Mine Safety Appliances Co.	1,034,279
3,390	Molecular Devices Corp.*	68,139
3,000	Ocular Sciences, Inc.*	147,030
592	Raven Industries, Inc.	12,616
200	Respironics, Inc.*	10,872
8,100	Sola International, Inc.*	223,074
1,800	Span-America Medical Systems, Inc.	22,464
500	Vicon Industries, Inc.*	2,350

		4,528,842

	Insurance — 4.3%
200	American National Insurance Co.	20,832
4,900	American Safety Insurance Holdings Ltd.*	80,066
2,700	AmerUs Group Co.	122,310
18,200	Aon Corp.	434,252
11,600	Crawford & Co., Class B	87,000
1,400	Delphi Financial Group, Inc., Class A	64,610
9,500	Everest Re Group Ltd.	850,820
30,260	Fidelity National Financial, Inc.	1,381,974

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Insurance continued
10,400	FPIC Insurance Group, Inc.*	$367,952
11,100	Horace Mann Educators Corp.	211,788
700	National Western Life Insurance Co., Class A*	116,627
10,500	Old Republic International Corp.	265,650
400	Selective Insurance Group, Inc.	17,696

		4,021,577

	IT Hardware — 3.6%
400	Avocent Corp.*	16,208
7,700	Cobra Electronics Corp.*	62,447
400	Cree, Inc.*	16,032
16,300	Crown Castle International Corp.*	271,232
12,750	Diodes, Inc.*	288,533
2,700	DuPont Photomasks, Inc.*	71,307
1,500	EMS Technologies, Inc.*	24,930
600	Espey Manufacturing & Electronics Corp.	15,720
200	Globecomm Systems, Inc.*	1,272
17,100	Harris Corp.	1,056,608
2,400	inTEST Corp.*	10,560
25,100	Marvell Technology Group Ltd.*	890,297
800	Merrimac Industries, Inc.*	7,212
2,100	Microsemi Corp.*	36,456
4,300	Peak International Ltd.*	17,604
8,300	Photronics, Inc.*	136,950
8,600	Plantronics, Inc.	356,642
100	SMTEK International, Inc.*	1,410
25	Spectrum Control, Inc.*	182
1,300	Stoneridge, Inc.*	19,669
300	Symmetricom, Inc.*	2,913
1,600	Trans-Lux Corp.	11,984
4,200	Video Display Corp.	53,550
200	Virage Logic Corp.*	3,714

		3,373,432

	Land & Water Transportation — 5.1%
19,000	Alexander & Baldwin, Inc.	805,980
3,800	Celadon Group, Inc.*	84,550
12,300	EGL, Inc.*	367,647
21,000	General Maritime Corp.	838,950
19,575	Marten Transport Ltd.*	444,940
6,500	Overseas Shipholding Group, Inc.	358,800
12,000	Ryder Systems, Inc.	573,240
20,200	Teekay Shipping Corp.	850,622
800	Total Logistics, Inc.*	21,567
8,496	U.S. Xpress Enterprises, Inc., Class A*	248,933
6,400	USA Truck, Inc.*	108,800

		4,704,029

	Metal Products & Machinery — 1.5%
300	Bonso Electronics International, Inc.	1,587
500	Evans & Sutherland Computer Corp.*	3,485
100	Federal Screw Works	3,315
200	Gehl Co.*	4,670
5,200	Gerber Scientific, Inc.*	39,572
600	Hardinge, Inc.	8,100
1,600	International Aluminum Corp.	54,160
1,300	Kennametal, Inc.	64,701
7,200	Lennox International, Inc.	146,520
12,100	MagneTek, Inc.*	83,490
700	P & F Industries, Inc.*	10,660
200	Penn Engineering & Manufacturing Corp., Class A	3,000
1,098	Powell Industries, Inc.*	20,302
2,125	Q.E.P. Co., Inc.*	31,726
6,300	Regal-Beloit Corp.	180,180
4,500	Robbins & Myers, Inc.	107,235
1,400	Standard Motor Products, Inc.	22,120
5,600	Standex International Corp.	159,544
209	Tecumseh Products Co., Class B	9,513
11,200	Timken Co.	291,424
1,600	Toro Co.	130,160
200	Twin Disc, Inc.	5,110

		1,380,574

	Miscellaneous Finance — 1.4%
15,300	A.G. Edwards, Inc.	661,113
5,000	Affiliated Managers Group, Inc.*	338,700
300	Raymond James Financial, Inc.	9,294
7,866	Stifel Financial Corp.*	164,793
1,500	T. Rowe Price Group, Inc.	93,300

		1,267,200

	Oil & Coal Resources — 2.1%
5,500	Brigham Exploration Co.*	49,500
6,500	Carrizo Oil & Gas, Inc.*	73,450
29,300	Chesapeake Energy Corp.	483,450
6,200	Denbury Resources, Inc.*	170,190
5,900	Energy Partners Ltd.*	119,593
11,800	Magnum Hunter Resources, Inc.*	152,220
9,899	Resource America, Inc., Class A	321,718
12,500	Ultra Petroleum Corp.*	601,625

		1,971,746

	Oil Distribution — 0.9%
1,600	Ashland, Inc.	93,408
9,300	Sunoco, Inc.	759,903

		853,311

	Oil Drilling & Services — 1.6%
1,700	Dawson Geophysical Co.*	37,145
17,000	Grant Prideco, Inc.*	340,850
554	Gulf Island Fabrication, Inc.	12,094
1,400	Lufkin Industries, Inc.	55,871
600	NATCO Group, Inc., Class A*	5,280
4,600	Newpark Resources, Inc.*	23,690
9,900	Oceaneering International, Inc.*	369,468
200	Oil States International, Inc.*	3,858
8,800	Tidewater, Inc.	313,368

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Oil Drilling & Services continued
2,800	Todco, Class A*	$51,576
2,100	Varco International, Inc.*	61,215
9,800	W-H Energy Services, Inc.*	219,128

		1,493,543

	Photooptical, Micros & Office Machinery — 0.5%
3,300	PAR Technology Corp.*	37,356
300	Presstek, Inc.*	2,904
10,400	Printronix, Inc.*	186,264
5,042	RadiSys Corp.*	98,571
400	SafeNet, Inc.*	14,696
4,100	Storage Technology Corp.*	129,601

		469,392

	Publishing, Broadcasting & Cinema — 2.0%
22,300	American Greetings Corp., Class A	565,305
1,100	Cadmus Communications Corp.	14,080
6,400	Media General, Inc., Class A	414,784
5,200	Outlook Group Corp.	41,132
9,100	Regent Communications, Inc.*	48,230
2,600	Thomas Nelson, Inc.	58,760
1,700	World Wrestling Entertainment, Inc.	20,621
17,300	XM Satellite Radio Holdings, Inc., Class A*	650,826

		1,813,738

	Real Estate Development — 0.4%
800	AMREP Corp.	18,400
2,555	Avatar Holdings, Inc.*	122,896
700	Bluegreen Corp.*	13,881
1,500	ILX Resorts, Inc.	15,285
2,700	J.W. Mays, Inc.*	38,570
4,100	Patriot Transportation Holding, Inc.*	184,454
200	Tarragon Corp.*	3,570

		397,056

	Real Estate Investment Trusts — 4.9%
1,600	Bedford Property Investors, Inc.	45,456
6,900	Boykin Lodging Co.*	63,204
13,200	Brandywine Realty Trust	387,948
2,200	Capital Automotive REIT	78,155
4,400	Correctional Properties Trust	127,072
6,800	CRT Properties, Inc.	162,248
23,300	Friedman, Billings, Ramsey Group, Inc., Class A	451,787
52,200	HRPT Properties Trust	669,726
20,500	iStar Financial, Inc.	927,830
1,800	Kramont Realty Trust	42,120
5,600	LTC Properties, Inc.	111,496
500	Mission West Properties, Inc.	5,320
200	National Health Realty, Inc.	4,002
99	Newcastle Investment Corp.	3,146
2,300	Parkway Properties, Inc.	116,725
4,100	PS Business Parks, Inc.	184,910
7,900	SL Green Realty Corp.	478,345
28,700	Trizec Properties, Inc.	543,004
1,602	Urstadt Biddle Properties, Class A	27,314
7,500	Winston Hotels, Inc.	88,575

		4,518,383

	Restaurants, Hotels & Theaters — 2.7%
800	Aztar Corp.*	27,936
9,300	CBRL Group, Inc.	389,205
5,400	Dave & Buster’s, Inc.*	109,080
5,000	Famous Dave’s of America, Inc.*	63,555
4,900	Frisch’s Restaurants, Inc.	116,767
8,400	Interstate Hotels & Resorts, Inc.*	45,024
400	J. Alexander’s Corp.*	2,960
1,900	Jack in the Box, Inc.*	70,053
9,400	Landry’s Restaurants, Inc.	273,164
6,100	Lone Star Steakhouse & Saloon, Inc.	170,800
2,900	Luby’s, Inc.*	21,750
9,900	Marcus Corp.	248,886
800	Max & Erma’s Restaurants, Inc.*	10,360
100	Nathan’s Famous, Inc.*	771
1,363	Ryan’s Restaurant Group, Inc.*	21,017
100	Sands Regent*	1,300
100	Sonesta International Hotels Corp., Class A*	656
13,800	Station Casinos, Inc.	754,584
22,900	WestCoast Hospitality Corp.*	139,690

		2,467,558

	Retail — 6.0%
1,600	Aeropostale, Inc.*	47,088
5,100	American Eagle Outfitters, Inc.	240,210
2,300	Blair Corp.	82,018
24,300	Borders Group, Inc.	617,220
30,900	Charming Shoppes, Inc.*	289,533
200	Claire’s Stores, Inc.	4,250
206	Dress Barn, Inc.*	3,626
700	EZCORP, Inc., Class A*	10,787
4,800	Finish Line, Inc., Class A	87,840
100	Foodarama Supermarkets, Inc.*	3,975
12,200	GameStop Corp., Class A*	272,792
200	Gottschalks, Inc.*	1,778
9,400	Guess?, Inc.*	117,970
16,800	Insight Enterprises, Inc.*	344,736
10,400	Longs Drug Stores Corp.	286,728
3,300	Neiman Marcus Group, Inc., Class A	236,082
38,300	Office Depot, Inc.*	664,888
100	PC Mall, Inc.*	2,238
200	RadioShack Corp.	6,576
200	Retail Ventures, Inc.*	1,420
1,700	REX Stores Corp.*	25,823
100	S&K Famous Brands, Inc.*	1,631
2,000	Shoe Carnival, Inc.*	26,000
1,000	ShopKo Stores, Inc.*	18,680

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Retail continued
4,000	Sport Chalet, Inc.*	$55,840
4,600	Stage Store, Inc.	190,992
4,000	SUPERVALU, Inc.	138,080
200	Systemax, Inc.*	1,468
300	The Bon-Ton Stores, Inc.	4,725
900	The Men’s Wearhouse, Inc.*	28,764
33,400	Toys “R” Us, Inc.*	683,698
5,500	Trans World Entertainment Corp.*	68,585
100	Urban Outfitters, Inc.*	4,440
1,500	Village Super Market, Inc., Class A	56,895
1,300	Weis Markets, Inc.	50,141
28,400	Zale Corp.*	848,308

		5,525,825

	Soaps & Cosmetics — 0.1%
2,900	Estee Lauder Cos., Inc., Class A	132,733
100	Parlux Fragrances, Inc.*	2,248

		134,981

	Software — 3.9%
26,423	Activision, Inc.*	533,216
300	Acxiom Corp.	7,890
3,300	American Software, Inc., Class A	19,899
400	Ansoft Corp.*	8,080
2,228	Applix, Inc.*	11,363
7,800	Autodesk, Inc.	296,010
8,600	Borland Software Corp.*	100,448
3,400	Cerner Corp.*	180,778
10,300	CIBER, Inc.*	99,292
2,900	Cognizant Technology Solutions Corp., Class A*	122,757
2,900	Edgewater Technology, Inc.*	14,210
700	First American Corp.	24,598
400	infoUSA, Inc.*	4,476
4,100	Internet Security Systems, Inc.*	95,325
4,610	Keynote Systems, Inc.*	64,171
500	Moldflow Corp.*	7,950
3,339	NetManage, Inc.*	21,537
7,900	NetScout Systems, Inc.*	55,142
900	NWH, Inc.	12,572
29,269	Parametric Technology Corp.*	172,394
7,500	Pegasus Solutions, Inc.*	94,500
10,600	Perot Systems Corp., Class A*	169,918
100	Phoenix Technologies Ltd.*	826
7,000	PLATO Learning, Inc.*	52,150
100	Progress Software Corp.*	2,335
300	RSA Security, Inc.*	6,018
2,500	S1 Corp.*	22,650
4,600	SeaChange International, Inc.*	80,224
7,900	Source Interlink Cos., Inc.*	104,912
4	SPSS, Inc.*	63
1,350	Superior Consultant Holdings Corp.*	11,394
6,035	Sykes Enterprises, Inc.*	41,943
300	TechTeam Global, Inc.*	3,051
1,100	Tier Technologies, Inc., Class B*	10,175
3,600	Tripos, Inc.*	19,188
3,200	TSR, Inc.	27,168
10,500	Tyler Technologies, Inc.*	87,780
200	Ulticom, Inc*	3,206
25,527	VeriSign, Inc.	855,665
9,642	Witness Systems, Inc.*	168,349

		3,613,623

	Textiles & Apparel — 2.7%
5,128	Ashworth, Inc.*	55,844
3,500	Coach, Inc.*	197,400
3,000	Culp, Inc.*	20,340
98	Haggar Corp.	2,301
600	Hallwood Group, Inc.*	63,900
1,000	Jones Apparel Group, Inc.	36,570
42,500	Phillips-Van Heusen Corp.	1,147,500
6,700	Saucony, Inc., Class A	186,595
5,500	Stride Rite Corp.	61,435
4,600	Tandy Brands Accessories, Inc.	68,172
4,900	Timberland Co., Class A*	307,083
35,700	Tommy Hilfiger Corp.*	402,696

		2,549,836

	Wholesale — 1.9%
19,300	Airgas, Inc.	511,643
27,600	Arrow Electronics, Inc.*	670,680
7,000	Delta Apparel, Inc.	169,750
5,300	Department 56, Inc.*	88,245
100	GTSI Corp.*	1,051
500	Handleman Co.	10,740
1,100	Hughes Supply, Inc.	35,585
3,900	Insurance Auto Auctions, Inc.*	87,438
1,000	Navarre Corp.*	17,600
200	Noland Co.	9,200
600	Nu Horizons Electronics Corp.*	4,788
3,500	Spartan Stores, Inc.*	23,275
2,900	Ventiv Health, Inc.*	58,928
1,400	Watsco, Inc., Class B	49,140

		1,738,063

	Total Common Stock (Cost $57,954,727)	85,564,729

Statement of Portfolio Investments continued

Laudus Rosenberg Value Long/ Short Equity Fund

Principal		Value

	Common Stock, Wholesale continued
	Corporate Bonds — 0.0%
	Wholesale — 0.0%
$872	Timco Aviation Services, Inc., 8.00%, 1/2/07 (c)	$0

	Total Corporate Bonds (Cost $0)	0

	Repurchase Agreement — 7.6%
7,015,903	Bear Stearns dated 12/31/04, due 1/3/05 at 1.50% with a maturity value of $7,016,780 (Fully collateralized by a U.S. Treasury Note)	7,015,903

	Total Repurchase Agreement (Cost $7,015,903)	7,015,903

	Total Investments (Cost $64,970,630) (d) — 99.7%	$92,580,632

Percentages noted above are based on net assets as of December 31, 2004.

*	Non-income producing security.
(a)	All long positions are pledged as collateral for securities sold short.

(b)	Less than 1 share.

(c)	Bankrupt security/delisted; fair valued by management.

(d)	Represents cost for federal reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$28,019,762
Unrealized depreciation	(409,760)

Net unrealized appreciation	$27,610,002

Laudus Trust

Laudus Rosenberg Value Long/ Short Equity Fund

Statement of Securities Sold Short as of 12/31/04 (Unaudited)

Shares		Value

	Common Stock — 91.4%
	Agriculture, Food & Beverage — 2.1%
1,600	Bridgford Foods Corp.	$14,400
289	Coca-Cola Bottling Co.	16,490
300	Coca-Cola Enterprises, Inc.	6,255
45,900	Del Monte Foods Co.*	505,818
10,300	Delta & Pine Land Co.	280,984
19,200	Monterey Pasta Co.*	64,896
29,500	Tootsie Roll Industries, Inc.	1,021,585

		1,910,428

	Airlines — 1.6%
32,700	AirTran Holdings, Inc.*	349,890
10,880	Frontier Airlines, Inc.*	124,141
30,800	JetBlue Airways Corp.*	715,176
31,300	Northwest Airlines Corp.*	342,109

		1,531,316

	Autos — 1.2%
8,000	American Axle & Manufacturing Holdings, Inc.	245,280
13,300	Collins & Aikman Corp.*	57,988
2,900	Dana Corp.	50,257
9,500	Delphi Corp.	85,690
18,245	Gentex Corp.	675,430
900	Quantum Fuel Systems Technologies Worldwide, Inc.*	5,418

		1,120,063

	Banks & Credit Institutions — 6.7%
24,100	AmeriCredit Corp.*	589,245
15,300	Astoria Financial Corp.	611,541
8,300	Capitol Federal Financial	298,800
10,300	Downey Financial Corp.	587,100
42,200	E*TRADE Financial Corp.*	630,890
600	Education Lending Group, Inc.*	9,306
5,080	Hudson City Bancorp, Inc.	187,046
16,400	Hudson United Bancorp	645,832
45,800	New York Community Bancorp, Inc.	942,106
19,668	Sovereign Bancorp, Inc.	443,513
1,700	Student Loan Corp.	312,800
100	The Banc Corp.*	824
28,770	Valley National Bancorp	795,491
2,400	Westamerica Bancorp	139,944

		6,194,438

	Basic Minerals & Metals — 1.4%
11,200	American Superconductor Corp.*	166,768
18,400	Apex Silver Mines Ltd.*	316,112
15,200	Freeport-McMoRan Copper & Gold, Inc., Class B	581,096
38,200	Hecla Mining Co.*	222,706
2,100	Meridian Gold, Inc.*	39,837

		1,326,519

	Beer, Liquor & Tobacco — 0.4%
15,400	DIMON, Inc.	103,488
2,900	Standard Commercial Corp.	56,434
2,100	Universal Corp.	100,464
8,861	Vector Group Ltd.	147,358

		407,744

	Biotechnology — 2.7%
19,800	Alexion Pharmaceuticals, Inc.*	498,960
200	Applera Corp. — Celera Genomics Group*	2,750
11,500	ARIAD Pharmaceuticals, Inc.*	85,445
18,707	Avigen, Inc.*	60,985
400	BioCryst Pharmaceuticals, Inc.*	2,312
17,200	Cell Genesys, Inc.*	139,320
2,393	CYTOGEN Corp.*	27,567
57,700	Human Genome Sciences, Inc.*	693,554
4,300	ICOS Corp.*	121,604
7,300	Kosan Biosciences, Inc.*	50,589
13,700	Lexicon Genetics, Inc.*	106,244
16,300	Myriad Genetics, Inc.*	366,913
3,100	Neurocrine Biosciences, Inc.*	152,830
1,300	Novavax, Inc.*	4,225
2,300	Onyx Pharmaceuticals, Inc.*	74,497
12,700	Seattle Genetics, Inc.*	82,931
100	Telik, Inc.*	1,914

		2,472,640

	Chemicals & Rubber — 0.5%
9,100	BioSphere Medical, Inc.*	35,399
7,060	North American Scientific, Inc.*	38,053
3,400	Valspar Corp.	170,034
6,800	WD-40 Co.	193,188

		436,674

	Communications Utilities — 1.3%
33,633	Cablevision Systems Corp.*	837,462
171	HickoryTech Corp.	1,828
26,200	Level 3 Communications, Inc.*	88,818
12,900	Net2Phone, Inc.*	43,860
17,100	Time Warner Telecom, Inc., Class A*	74,556
14,100	UnitedGlobalCom, Inc., Class A*	136,206

		1,182,730

	Construction & Homebuilding — 0.6%
5,700	EMCOR Group, Inc.*	257,526
7,500	MasTec, Inc.*	75,825
600	Modtech Holdings, Inc.*	4,722
29,200	Quanta Services, Inc.*	233,600

		571,673

	Construction Materials — 0.1%
7,600	Nanophase Technologies Corp.*	67,435

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock continued
	Consumer Durables — 0.9%
28,600	Maytag Corp.	$603,460
2,800	Whirlpool Corp.	193,788

		797,248

	Drugs & Pharmaceuticals — 7.0%
7,200	Able Laboratories, Inc.*	163,800
23,400	Adolor Corp.*	232,128
34,900	Alkermes, Inc.*	491,741
23,112	Amylin Pharmaceuticals, Inc.*	539,896
3,700	AtheroGenics, Inc.*	87,172
600	Cellegy Pharmaceuticals, Inc.*	1,721
5,800	Cubist Pharmaceuticals, Inc.*	68,614
17,300	CuraGen Corp.*	123,868
37,100	CV Therapeutics, Inc.*	853,301
2,900	Dendreon Corp.*	31,262
100	DepoMed, Inc.*	540
8,200	Discovery Laboratories, Inc.*	65,026
4,000	DOV Pharmaceutical, Inc.*	72,200
8,300	Emisphere Technologies, Inc.*	33,615
9,277	Enzo Biochem, Inc.*	180,623
6,800	Epix Pharmaceuticals, Inc.*	121,788
2,484	Guilford Pharmaceuticals, Inc.*	12,296
1,800	Immunomedics, Inc.*	5,472
15,500	Indevus Pharmaceuticals, Inc.*	92,380
16,700	Inspire Pharmaceuticals, Inc.*	280,059
68,000	Isis Pharmaceuticals, Inc.*	401,200
7,400	Kos Pharmaceuticals, Inc.*	278,536
6,600	Medicis Pharmaceutical Corp., Class A	231,726
9,100	Neose Technologies, Inc.*	61,152
38,100	NPS Pharmaceuticals, Inc.*	696,468
10,200	Pain Therapeutics, Inc.*	73,542
13,735	Penwest Pharmaceuticals Co.*	164,271
2,300	Pharmacyclics, Inc.*	24,081
2,200	Protein Design Labs, Inc.*	45,452
2,400	Santarus, Inc.*	21,744
300	SciClone Pharmaceuticals, Inc.*	1,110
5	Tanox, Inc.*	76
21,800	Transkaryotic Therapies, Inc.*	553,502
32,300	Vertex Pharmaceuticals, Inc.*	341,411
7,009	ZymoGenetics, Inc.*	161,207

		6,512,980

	Electric Utilities — 3.2%
9,700	Allegheny Energy, Inc.*	191,187
63,500	CenterPoint Energy, Inc.	717,550
40,400	DPL, Inc.	1,014,444
600	DTE Energy Co.	25,878
2,000	Otter Tail Corp.	51,060
200	Puget Energy, Inc.	4,940
11,600	Sierra Pacific Resources*	121,800
55,900	TECO Energy, Inc.	857,506

		2,984,365

	Financial Investments — 1.9%
5,000	CapitalSource, Inc.*	128,350
2,500	InterDigital Communications Corp.*	55,250
39,027	Macrovision Corp.*	1,003,775
1,200	Marlin Business Services, Inc.*	22,800
25,400	Marvel Enterprises, Inc.*	520,192
900	Royal Gold, Inc.	16,416
300	SRS Labs, Inc.*	1,875

		1,748,658

	Forest Products & Paper — 2.1%
2,800	Avery Dennison Corp.	167,916
10,200	Bowater, Inc.	448,494
27,200	Graphic Packaging Corp.*	195,840
27,800	Plum Creek Timber Co.	1,068,632
1,900	Sealed Air Corp.*	101,213

		1,982,095

	Furniture & Household Items — 2.6%
400	Global-Tech Appliances, Inc.*	3,572
24,168	Herman Miller, Inc.	667,762
23,700	Leapfrog Enterprises, Inc.*	322,320
2,100	Libbey, Inc.	46,641
46,100	Mattel, Inc.	898,489
400	Research Frontiers, Inc.*	2,552
4,300	Rogers Corp.*	185,330
3,200	Russ Berrie & Co., Inc.	73,088
200	Select Comfort Corp.*	3,588
7,700	Tempur-Pedic International, Inc.*	163,240
3,300	Virco Manufacturing Corp.*	24,783

		2,391,365

	Gas & Other Public Utilities — 1.5%
400	Aqua America, Inc.	9,836
107,500	El Paso Corp.	1,118,000
600	Kinder Morgan, Inc.	43,878
5,500	Stericycle, Inc.*	252,725

		1,424,439

	Government Aircraft & Defense — 0.9%
8,000	Alliant Techsystems, Inc.*	523,039
3,414	Garmin Ltd.	207,708
1,200	Kaman Corp., Class A	15,180
1,742	KVH Industries, Inc.*	17,072
6,300	Microvision, Inc.*	44,100
6,700	Sturm, Ruger & Co., Inc.	60,501

		867,600

	Health Care & Hospital — 2.4%
26,200	Array BioPharma, Inc.*	249,424
378	Bio-Reference Labs, Inc.*	6,577
4,000	Health Management Associates, Inc., Class A	90,880
19,000	Lincare Holdings, Inc.*	810,350
2,500	Odyssey Healthcare, Inc.*	34,200
5,100	Specialty Laboratories, Inc.*	56,304
81,700	Tenet Healthcare Corp.*	897,066
1,400	U.S. Physical Therapy, Inc.*	21,588
4,700	VistaCare, Inc., Class A*	78,161

		2,244,550

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock continued
	Information & Services — 5.8%
1,500	Administaff, Inc.*	$18,915
92	Amn Healthcare Services, Inc.*	1,464
3,338	Arena Pharmaceuticals, Inc.*	22,331
4,500	Clark, Inc.*	69,840
26,800	Corinthian Colleges, Inc.*	505,046
200	Corrections Corp. of America*	8,090
900	deCODE genetics, Inc.*	7,029
40,300	DeVry, Inc.*	699,608
21,000	Education Management Corp.*	693,210
7,900	Exact Sciences Corp.*	30,178
31,500	Exelixis, Inc.*	299,250
2,500	Hewitt Associates, Inc.	80,025
280	Intersections, Inc.*	4,830
2,700	iPayment Holdings, Inc.*	133,704
16,300	Learning Tree International, Inc.*	218,420
24,700	Maxygen, Inc.*	315,913
2,000	MTC Technologies, Inc.*	67,140
5,200	NetRatings, Inc.*	99,684
14,682	PRG-Schultz International, Inc.*	73,850
53	Princeton Review, Inc.*	326
25,500	Regeneron Pharmaceuticals, Inc.*	234,855
11,200	Shaw Group, Inc.*	199,920
11,300	Sotheby’s Holdings, Inc., Class A*	205,208
3,000	Strayer Education, Inc.	329,370
11,500	Syntroleum Corp.*	92,345
7,000	The Advisory Board Co.*	258,160
3,900	Total System Services, Inc.	94,770
2,700	Universal Technical Institute, Inc.*	102,924
13,100	Weight Watchers International, Inc.*	538,017

		5,404,422

	Instruments — 4.1%
6,895	Abaxis, Inc.*	99,909
1,600	Aksys Ltd.*	8,896
42,800	Applera Corp.	894,948
500	ATS Medical, Inc.*	2,330
14,574	Cepheid, Inc.*	144,866
8,200	Cholestech Corp.*	66,756
16,100	Ciphergen Biosystems, Inc.*	69,230
3,000	Closure Medical Corp.*	58,500
22,700	Conceptus, Inc.*	184,211
8,700	Cyberonics, Inc.*	180,264
300	Daxor Corp.*	6,846
9,400	FEI Co.*	197,400
11,078	FormFactor, Inc.*	300,657
7,400	I-Flow Corp.*	134,902
611	IDEXX Laboratories, Inc.*	33,354
10,709	Illumina, Inc.*	101,521
6,905	Ixia*	116,073
9,091	Kyphon, Inc.*	234,184
8,600	Luminex Corp.*	76,368
600	Measurement Specialties, Inc.*	15,276
201	Merit Medical Systems, Inc.*	3,071
4,800	Millipore Corp.*	239,088
1,300	Natus Medical, Inc.*	10,400
17,700	Orasure Technologies, Inc.*	118,944
3,600	OrthoLogic Corp.*	22,500
6,288	Possis Medical, Inc.*	84,762
7,700	Quidel Corp.*	39,116
9,600	Regeneration Technologies, Inc.*	100,608
3,900	ResMed, Inc.*	199,290
4,400	Rita Medical Systems, Inc.*	17,028
1,200	Spectranetics Corp.*	6,745
7,900	STAAR Surgical Co.*	49,296
200	TriPath Imaging, Inc.*	1,794
1,000	Utah Medical Products, Inc.	22,470

		3,841,603

	Insurance — 2.3%
1,500	Brown & Brown, Inc.	65,325
18,700	ChoicePoint, Inc.*	860,013
1,931	Citizens, Inc.*	12,303
1,904	CorVel Corp.*	50,989
400	Markel Corp.*	145,600
2,400	PXRE Group Ltd.	60,504
11,000	RenaissanceRe Holdings Ltd.	572,880
400	Transatlantic Holdings, Inc.	24,732
8,500	Willis Group Holdings Ltd.	349,945

		2,142,291

	IT Hardware — 5.7%
15,000	Advanced Energy Industries, Inc.*	136,950
1,680	Avici Systems, Inc.*	15,204
11,000	C-COR, Inc.*	102,300
5,600	California Micro Devices Corp.*	39,704
600	Centillium Communications, Inc.*	1,458
30,245	Cirrus Logic, Inc.*	166,650
200	COMARCO, Inc.*	1,720
300	EFJ, Inc.*	2,895
13,600	Energy Conversion Devices, Inc.*	262,752
141	Exar Corp.*	2,001
85	Helix Technology Corp.	1,478
10,100	Hutchinson Technology, Inc.*	349,157
350	Ibis Technology Corp.*	1,295
20,189	Integrated Circuit Systems, Inc.*	422,354
7,300	Intervoice, Inc.*	97,455
2,300	Metalink Ltd.*	12,972
11,696	Micrel, Inc.*	128,890
4,000	Micro Linear Corp.*	19,720
17,074	Microchip Technology, Inc.	455,193
12,400	NVIDIA Corp.*	292,144
900	Parlex Corp.*	6,750
17,800	Pericom Semiconductor Corp.*	167,854
20,400	PMC-Sierra, Inc.*	229,500
39,900	Rambus, Inc.*	917,700
18,900	RF Micro Devices, Inc.*	129,276
38,000	Semtech Corp.*	831,060
4,100	Sigmatel, Inc.*	145,673
2,400	Supertex, Inc.*	52,080
8,300	Technitrol, Inc.*	151,060
200	Universal Display Corp.*	1,800
500	Vyyo, Inc.*	4,305
14,400	Westell Technologies, Inc.*	97,920

		5,247,270

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock continued
	Land & Water Transportation — 0.5%
300	GulfMark Offshore, Inc.*	$6,681
12,814	Kansas City Southern*	227,192
11,100	Pacer International, Inc.*	235,986

		469,859

	Mainframe & Minicomputers — 0.2%
27,415	Cray, Inc.*	127,754
7,123	Omnicell, Inc.*	78,353

		206,107

	Metal Products & Machinery — 1.9%
2,700	Aaon, Inc.*	43,389
1,400	American Power Conversion Corp.	29,960
14,000	Donaldson Co., Inc.	456,120
11,000	Fedders Corp.	39,820
7,200	Federal Signal Corp.	127,152
27,000	FuelCell Energy, Inc.*	267,300
13,200	Global Power Equipment Group, Inc.*	129,888
5,100	Intevac, Inc.*	38,556
500	Material Sciences Corp.*	8,995
300	Maxwell Technologies, Inc.*	3,042
1,300	Paragon Technologies, Inc.*	12,870
200	Paul Mueller Co.	6,021
4,200	SPX Corp.	168,252
200	TransTechnology Corp.*	1,462
13,200	Trinity Industries, Inc.	449,856
100	Wilson Greatbatch Technologies, Inc.*	2,242

		1,784,925

	Miscellaneous Finance — 2.0%
4,138	Ameritrade Holding Corp.*	58,842
56,900	Janus Capital Group, Inc.	956,489
1,200	Jefferies Group, Inc.	48,336
20,000	W.P. Stewart & Co., Ltd.	473,200
12,500	Waddell & Reed Financial, Inc., Class A	298,625
1,700	Westwood Holdings Group, Inc.	33,490

		1,868,982

	Oil & Coal Resources — 0.1%
400	Cheniere Energy, Inc.*	25,480
1,000	Energen Corp.	58,950

		84,430

	Oil Distribution — 0.3%
8,700	Headwaters, Inc.*	247,950

	Photooptical, Micros & Office Machinery — 1.3%
1,000	Avid Technology, Inc.*	61,750
82,200	Brocade Communications Systems, Inc.*	628,008
2,700	Dot Hill Systems Corp.*	21,168
7,700	Fargo Electronics, Inc.*	115,415
8,500	Immersion Corp.*	61,965
4,900	Interlink Electronics, Inc.*	46,354
5,400	LaserCard Corp.*	56,646
7,000	Maxtor Corp.*	37,100
14,500	McDATA Corp., Class B*	81,635
800	Mobility Electronics, Inc.*	6,864
60	Qualstar Corp.*	285
7,300	Western Digital Corp.*	79,132

		1,196,322

	Publishing, Broadcasting & Cinema — 2.9%
400	Central European Media Enterprises Ltd., Class A*	15,593
4,321	Crown Media Holdings, Inc., Class A*	37,161
11,800	Dow Jones & Co., Inc.	508,108
2,026	Fisher Communications, Inc.*	99,031
19,200	Journal Register Co.*	371,136
1,400	McClatchy Co., Class A	100,534
8,810	Pixar*	754,224
2,100	Quixote Corp.	42,693
54	Salem Communications Corp., Class A*	1,347
21,800	Valassis Communications, Inc.*	763,218

		2,693,045

	Real Estate Development — 0.9%
10,900	Forest City Enterprises, Inc., Class A	627,295
800	Griffin Land & Nurseries, Inc.*	20,600
200	Kennedy-Wilson, Inc.*	1,550
4,700	Tejon Ranch Co.*	191,760

		841,205

	Real Estate Investment Trusts — 5.1%
1,900	Boston Properties, Inc.	122,873
14,700	BRE Properties, Inc., Class A	592,557
5,900	Camden Property Trust	300,900
200	Catellus Development Corp.	6,120
16,700	CenterPoint Properties Trust	799,763
3,000	Crescent Real Estate Equities Co.	54,780
300	Essex Property Trust, Inc.	25,140
12,000	Federal Realty Investment Trust	619,800
4,700	FelCor Lodging Trust, Inc.*	68,855
1,000	Gables Residential Trust	35,790
5,500	General Growth Properties, Inc.	198,880
5,000	Health Care REIT, Inc.	190,750
9,500	Shurgard Storage Centers, Inc., Class A	418,095
4,800	Sun Communities, Inc.	193,200
5,600	Tanger Factory Outlet Centers, Inc.	148,176
37,300	United Dominion Realty Trust, Inc.	925,040
1,000	Weingarten Realty Investors	40,100

		4,740,819

	Restaurants, Hotels & Theaters — 2.7%
1,420	Champps Entertainment, Inc.*	12,240
276	Churchill Downs, Inc.	12,337
11,640	Gaylord Entertainment Co.*	483,409
27,500	Krispy Kreme Doughnuts, Inc.*	346,500

Statement of Securities Sold Short continued

Laudus Rosenberg Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Restaurants, Hotels & Theaters continued
1,000	Lakes Entertainment, Inc.*	$16,290
9,700	P.F. Chang’s China Bistro, Inc.*	546,595
39,200	Six Flags, Inc.*	210,504
24,643	The Cheesecake Factory, Inc.*	800,159
1,300	Westwood One, Inc.*	35,009

		2,463,043

	Retail — 6.3%
15,400	99 Cents Only Stores*	248,864
46	A.C. Moore Arts & Crafts, Inc.*	1,325
32,400	Carmax, Inc.*	1,006,020
2,700	Cost Plus, Inc.*	86,751
13,700	Dillard’s, Inc., Class A	368,119
21,400	Dollar Tree Stores, Inc.*	613,752
100	Family Dollar Stores, Inc.	3,123
300	Gaiam, Inc.*	1,845
4,100	Great Atlantic & Pacific Tea Co.*	42,025
4,600	Kirkland’s, Inc.*	56,534
538	Mothers Work, Inc.*	7,325
50	O’Reilly Automotive, Inc.*	2,253
28,100	Payless ShoeSource, Inc.*	345,630
32,600	Pier 1 Imports, Inc.	642,220
5,600	PriceSmart, Inc.*	42,336
31,609	Ross Stores, Inc.	912,552
46,900	Saks, Inc.	680,519
22,600	Tiffany & Co.	722,522
4,800	ValueVision Media, Inc., Class A*	66,768
4,700	Whitehall Jewellers, Inc.*	37,553

		5,888,036

	Soaps & Cosmetics — 0.2%
600	Katy Industries, Inc.*	3,108
21,300	Playtex Products, Inc.*	170,187

		173,295

	Software — 6.1%
3,400	Captiva Software Corp.*	34,680
19,500	Citrix Systems, Inc.*	478,335
8,700	Corillian Corp.*	42,804
300	Digital Insight Corp.*	5,520
13,500	DST Systems, Inc.*	703,620
8,600	Fair Isaac Corp.	315,448
13,100	Harris Interactive, Inc.*	103,490
115,725	Identix, Inc.*	854,051
1,400	Imergent, Inc.*	21,210
900	Manhattan Associates, Inc.*	21,492
27,800	Mercury Interactive Corp.*	1,266,290
1,500	Merge Technologies, Inc.*	33,375
6,900	Nassda Corp.*	47,610
14,425	National Instruments Corp.	393,081
2,600	Netiq Corp.*	31,746
25,000	Reynolds & Reynolds Co., Class A	662,750
7,600	Secure Computing Corp.*	75,848
60	SEI Investments Co.	2,516
400	SM&A*	3,412
12,600	SupportSoft, Inc.*	83,916
1,300	Tradestation Group, Inc.*	9,126
24,100	TriZetto Group, Inc.*	228,950
1,800	Unisys Corp.*	18,324
15,000	VitalWorks, Inc.*	66,750
5,400	WebEx Communications, Inc.*	128,412

		5,632,756

	Textiles & Apparel — 0.7%
6,003	Columbia Sportswear Co.*	357,839
6,000	Mossimo, Inc.*	20,886
5,000	OshKosh B’Gosh, Inc., Class A	107,000
3,600	Oxford Industries, Inc.	148,680

		634,405

	Wholesale — 1.2%
13,600	AmerisourceBergen Corp.	798,048
1,706	D & K Healthcare Resources, Inc.	13,784
4,700	HealthExtras, Inc.*	76,610
3,576	Henry Schein, Inc.*	249,033

		1,137,475

	Total Common Stock (Proceeds $81,210,238)	84,873,200

	Rights — 0.0%
	Retail — 0.0%
5,600	PriceSmart, Inc.	2,091

	Total Rights (Proceeds $0)	2,091

	Total Securities Sold Short (Proceeds $81,210,238) — 91.4%	$84,875,291

Percentages noted above are based on net assets as of December 31,2004.

*	Non-income producing security.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are reasonably effective to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Laudus Trust

By (Signature and Title)*	/s/ Troy A. Sheets, CFO Troy A. Sheets

Date	February 22, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Troy A. Sheets, CFO Troy A. Sheets

Date	February 22, 2005

By (Signature and Title)*	/s/ Jana D. Thompson, President Jana D. Thompson

Date	February 22, 2005

* Print the name and title of each signing officer under his or her signature.